UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Becky L. Park

The Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Bond Fund of America® Semi-annual report for the six months ended June 30, 2023

Invest with a stable,
long-term approach

The Bond Fund of America seeks as high a level of current income as is consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Class F-2 shares	–1.13%	1.49%	1.94%
Class A shares (reflecting 3.75% maximum sales charge)	–5.08	0.47	1.30

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.33% for Class F-2 and 0.59% for Class A shares as of the prospectus dated March 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to capitalgroup.com for more information.

The fund’s 30-day yield as of June 30, 2023, was 4.80% for Class F-2 shares and 4.36% for Class A shares calculated in accordance with the U.S. Securities and Exchange Commission formula. The fund’s distribution rate as of that date was 3.41% for Class F-2 shares and 3.02% for Class A shares. The Class A share results for both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for The Bond Fund of America for the periods ended June 30, 2023, are shown in the table below, as well as results of the fund’s benchmark peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/ABNFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

71	Financial statements

75	Notes to financial statements

89	Financial highlights

Results at a glance

For periods ended June 30, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since class A inception on 5/28/74)

The Bond Fund of America (Class F-2 shares)[1]	1.44%	–1.13%	1.49%	1.94%	7.02%
The Bond Fund of America (Class A shares)	1.30	–1.39	1.24	1.69	6.78
Bloomberg U.S. Aggregate Index[2]	2.09	–0.94	0.77	1.52	6.71
Lipper Core Bond Funds Average[3]	2.21	–0.73	0.74	1.47	6.57

Past results are not predictive of results in future periods.

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Bloomberg Index Services Limited. The Bloomberg U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/Credit Index (now called “the Bloomberg U.S. Government/Credit Index”) was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
[3]	Source: Refinitiv Lipper. Results for the Lipper averages do not reflect sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. To review the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available on our website.

The Bond Fund of America	1

Investment portfolio June 30, 2023	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	26.91%
AAA/Aaa	34.71
AA/Aa	4.99
A/A	10.93
BBB/Baa	15.33
Below investment grade	3.59
Unrated	.05
Short-term securities & other assets less liabilities	3.49

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 96.45%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 31.57%
Financials 10.10%
AerCap Ireland Capital DAC 1.15% 10/29/2023	USD	18,000	$17,714
AerCap Ireland Capital DAC 1.65% 10/29/2024		50,868	47,825
AerCap Ireland Capital DAC 6.50% 7/15/2025		4,854	4,881
AerCap Ireland Capital DAC 1.75% 1/30/2026		7,812	7,018
AerCap Ireland Capital DAC 2.45% 10/29/2026		60,098	53,723
AerCap Ireland Capital DAC 5.75% 6/6/2028		29,682	29,470
AerCap Ireland Capital DAC 3.00% 10/29/2028		48,387	41,876
AerCap Ireland Capital DAC 3.30% 1/30/2032		53,178	43,530
AerCap Ireland Capital DAC 3.40% 10/29/2033		26,051	20,951
AerCap Ireland Capital DAC 3.85% 10/29/2041		8,351	6,351
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR	9,525	8,246
Ally Financial, Inc. 5.125% 9/30/2024	USD	3,863	3,792
Ally Financial, Inc. 5.80% 5/1/2025		6,400	6,295
Ally Financial, Inc. 8.00% 11/1/2031		22,786	23,551
American Express Co. 5.85% 11/5/2027		1,700	1,742
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[1]		21,950	20,723
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[1]		55,975	54,780
American International Group, Inc. 2.50% 6/30/2025		7,000	6,596
American International Group, Inc. 3.90% 4/1/2026		1,313	1,263
American International Group, Inc. 5.125% 3/27/2033		20,794	20,322
American International Group, Inc. 4.375% 6/30/2050		2,730	2,309
Aon Corp. 2.85% 5/28/2027		1,000	915
Aon Corp. 2.60% 12/2/2031		10,750	8,866
Aon Corp. 5.00% 9/12/2032		6,000	5,927
Aon Corp. 5.35% 2/28/2033		11,432	11,525
Aon Corp. 3.90% 2/28/2052		1,000	786

2	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Arthur J. Gallagher & Co. 3.50% 5/20/2051	USD	4,395	$3,150
Australia and New Zealand Banking Group, Ltd. 4.829% 2/3/2025[2]		955	945
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[2]		1,518	1,571
Banco de Credito del Peru SA 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[1,2]		6,910	6,090
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 4/17/2025[2]		7,500	7,425
Banco Santander, SA 2.746% 5/28/2025		8,200	7,703
Banco Santander, SA 5.147% 8/18/2025		18,400	18,081
Banco Santander, SA 5.294% 8/18/2027		9,800	9,618
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[1]		7,800	6,777
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]		19,965	16,948
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[1]		47,781	47,064
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026)[1]		30,000	27,011
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]		19,965	17,835
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[1]		30,000	27,099
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[1]		17,314	16,635
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[1]		85,221	83,765
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[1]		33,273	34,227
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[1]		38,883	35,691
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[1]		54,681	54,118
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[1]		53,866	45,992
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[1]		40,370	32,166
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031)[1]		5,706	4,728
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[1]		16,219	13,448
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]		71,753	57,411
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031)[1]		2,416	1,969
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[1]		809	675
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[1]		47,000	44,214
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[1]		22,131	21,662
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[1]		47,931	47,507
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040)[1]		530	372
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[1]		7,000	6,316
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]		32,600	32,397
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[1,2]		9,200	7,968
Bank of Montreal 5.30% 6/5/2026		10,000	9,978
Bank of Montreal 5.203% 2/1/2028		4,000	4,001
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[1]		15,000	14,822
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[1]		10,000	10,200
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[1]		18,000	17,533
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[1]		22,105	21,248
Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]		725	708
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[1]		18,000	17,766
Barclays PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[1]		29,640	28,929
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[1]		25,425	25,341
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,2]		14,100	14,127
Berkshire Hathaway Finance Corp. 2.875% 3/15/2032		2,032	1,790
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048		14,738	13,287
Berkshire Hathaway Finance Corp. 4.25% 1/15/2049		1,000	912
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052		2,253	1,864
BlackRock, Inc. 2.10% 2/25/2032		9,025	7,287
BlackRock, Inc. 4.75% 5/25/2033		15,150	14,899
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[2]		12,375	12,535
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[2]		3,520	3,599
Block, Inc. 2.75% 6/1/2026		8,000	7,292
Block, Inc. 3.50% 6/1/2031		5,025	4,168

The Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
BNP Paribas SA 3.375% 1/9/2025[2]	USD	11,000	$10,570
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[1,2]		9,000	7,987
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[1,2]		7,417	6,543
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[1,2]		77,065	68,947
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]		8,319	6,936
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]		63,214	51,827
Bocom Leasing Management Hong Kong Co., Ltd. 4.375% 1/22/2024		2,500	2,479
BPCE 5.70% 10/22/2023[2]		27,768	27,650
BPCE 4.625% 7/11/2024[2]		20,600	20,137
BPCE 5.15% 7/21/2024[2]		28,454	27,948
BPCE 1.625% 1/14/2025[2]		18,000	16,811
BPCE 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]		38,255	34,328
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[1,2]		19,000	18,830
BPCE 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]		10,656	9,301
BPCE 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]		36,234	28,010
BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]		27,495	26,871
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]		25,500	25,462
Canadian Imperial Bank of Commerce 5.144% 4/28/2025		10,000	9,920
Canadian Imperial Bank of Commerce 3.60% 4/7/2032		197	177
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[1]		26,900	26,202
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[1]		16,000	15,514
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[1]		16,300	15,478
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[1]		12,140	11,638
Capital One Financial Corp. 6.312% 6/8/2029 (USD-SOFR + 2.64% on 6/8/2028)[1]		4,850	4,821
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[1]		1,550	1,540
Charles Schwab Corp. 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[1]		24,850	24,851
Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[1]		17,388	17,659
China Merchants Bank Co., Ltd. (USD-SOFR + 0.65%) 1.082% 6/13/2026[3]		9,000	9,010
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		7,247	5,632
Chubb INA Holdings, Inc. 3.35% 5/3/2026		100	96
Chubb INA Holdings, Inc. 1.375% 9/15/2030		3,750	2,985
Chubb INA Holdings, Inc. 4.35% 11/3/2045		100	91
Chubb INA Holdings, Inc. 2.85% 12/15/2051		1,588	1,108
Chubb INA Holdings, Inc. 3.05% 12/15/2061		3,758	2,534
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[1]		12,852	12,080
Citigroup, Inc. 4.45% 9/29/2027		400	382
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[1]		76,579	70,514
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[1]		21,769	18,172
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[1]		6,406	5,233
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[1]		13,207	10,648
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[1]		5,991	5,004
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[1]		8,739	7,725
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[1]		2,935	2,842
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[1]		87,325	92,738
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[1]		925	934
Commonwealth Bank of Australia 2.688% 3/11/2031[2]		17,450	13,695
Cooperatieve Rabobank UA 2.625% 7/22/2024[2]		698	674
Corebridge Financial, Inc. 3.50% 4/4/2025		10,376	9,892
Corebridge Financial, Inc. 3.65% 4/5/2027		26,338	24,615
Corebridge Financial, Inc. 3.85% 4/5/2029		37,736	33,989
Corebridge Financial, Inc. 3.90% 4/5/2032		38,591	33,584
Corebridge Financial, Inc. 4.35% 4/5/2042		2,317	1,873
Corebridge Financial, Inc. 4.40% 4/5/2052		7,813	6,155
Crédit Agricole SA 3.25% 10/4/2024[2]		6,200	5,974
Crédit Agricole SA 4.375% 3/17/2025[2]		3,500	3,373
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]		12,000	11,053
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]		12,327	10,926
Credit Suisse AG 2.95% 4/9/2025		2,350	2,210
Credit Suisse AG 7.50% 2/15/2028		17,000	18,075
Credit Suisse Group AG 4.55% 4/17/2026		7,000	6,733
Danske Bank AS 3.875% 9/12/2023[2]		15,165	15,108
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[1,2]		3,831	3,824
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[1,2]		14,200	12,345
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]		19,150	17,893

4	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
DBS Bank, Ltd. (3-month AUD-BBSW + 0.55%) 4.767% 9/10/2024[3]	AUD	24,980	$16,645
DBS Bank, Ltd. (3-month AUD-BBSW + 0.57%) 4.592% 12/2/2024[3]		14,970	9,965
Deutsche Bank AG 0.898% 5/28/2024	USD	15,450	14,685
Deutsche Bank AG 3.70% 5/30/2024		12,900	12,529
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[1]		89,334	88,210
Deutsche Bank AG 1.447% 4/1/2025 (USD-SOFR + 1.131% on 4/1/2024)[1]		24,716	23,493
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[1]		17,750	16,933
Deutsche Bank AG 4.10% 1/13/2026		16,415	15,377
Deutsche Bank AG 4.10% 1/13/2026		4,936	4,662
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]		65,864	58,631
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]		54,900	47,217
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[1]		104,464	90,657
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[1]		60,492	60,625
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]		23,376	19,427
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[1]		23,000	17,407
Deutsche Bank AG 3.035% 5/28/2032 (USD-SOFR + 1.718% on 5/28/2031)[1]		406	320
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[1]		1,500	1,388
Discover Bank 3.45% 7/27/2026		2,343	2,158
Discover Financial Services 6.70% 11/29/2032		5,278	5,440
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[1,2]		2,882	2,575
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[1,2]		2,000	1,982
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]		8,037	7,082
Fidelity National Information Services, Inc. 1.15% 3/1/2026		22,429	20,019
Fidelity National Information Services, Inc. 2.25% 3/1/2031		4,699	3,753
Fiserv, Inc. 2.75% 7/1/2024		19,000	18,439
Fiserv, Inc. 3.50% 7/1/2029		4,590	4,192
Fiserv, Inc. 2.65% 6/1/2030		900	768
Five Corners Funding Trust II 2.85% 5/15/2030[2]		4,300	3,659
Five Corners Funding Trust III 5.791% 2/15/2033[2]		15,060	15,277
Five Corners Funding Trust IV 5.997% 2/15/2053[2]		2,500	2,544
Fortrea Holdings, Inc. 7.50% 7/1/2030[2]		2,825	2,896
GE Capital Funding, LLC 4.55% 5/15/2032		2,672	2,597
Global Payments, Inc. 2.90% 5/15/2030		3,345	2,838
Global Payments, Inc. 2.90% 11/15/2031		5,973	4,864
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[1]		2,500	2,435
Goldman Sachs Group, Inc. 3.50% 4/1/2025		14,230	13,679
Goldman Sachs Group, Inc. 0.855% 2/12/2026 (USD-SOFR + 0.609% on 2/12/2025)[1]		400	369
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 6.491% 5/15/2026[3]		7,000	7,087
Goldman Sachs Group, Inc. 1.093% 12/9/2026 (USD-SOFR + 0.789% on 12/9/2025)[1]		2,374	2,117
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]		61,000	53,652
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[1]		92,878	82,653
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[1]		19,614	17,812
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[1]		47,274	44,394
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[1]		53,775	52,026
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[1]		5,725	5,319
Goldman Sachs Group, Inc. 2.60% 2/7/2030		5,356	4,567
Goldman Sachs Group, Inc. 3.80% 3/15/2030		9,419	8,720
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]		48,715	38,369
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[1]		14,670	12,035
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[1]		8,941	7,165
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[1]		5,120	4,175
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]		36,988	31,262
Goldman Sachs Group, Inc. 4.017% 10/31/2038 (3-month USD CME Term SOFR + 1.635% on 10/31/2037)[1]		175	148
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[1]		10,000	7,072
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[1]		9,000	6,856
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[1]		5,000	4,752
HSBC Holdings PLC 2.256% 11/13/2026 (1-year GBP-ICE Swap + 1.317% on 11/13/2025)[1]	GBP	6,050	6,854
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[1]	USD	11,240	9,982
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]		22,033	21,187
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[1]		15,000	15,142

The Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[1]	USD	5,000	$4,710
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]		3,246	2,719
HSBC Holdings PLC 4.95% 3/31/2030		3,150	3,104
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[1]		21,463	19,293
HSBC Holdings PLC 3.00% 5/29/2030 (1-year EUR Annual (vs. 6-month GBP-LIBOR) + 1.77% on 5/29/2029)[1]	GBP	3,613	3,729
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	USD	5,870	4,689
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[1]		40,300	32,615
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]		4,222	3,407
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[1]		15,000	16,661
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[1]		4,200	4,308
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]		18,190	18,874
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027		7,854	6,802
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027		39,663	33,068
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.625% 2/24/2025[3]		2,556	2,405
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029		2,367	1,900
Huarong Finance 2019 Co., Ltd. 3.875% 11/13/2029		2,500	1,931
Huarong Finance 2019 Co., Ltd. 3.375% 2/24/2030		9,029	6,848
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		38,773	36,891
Huarong Finance II Co., Ltd. 5.00% 11/19/2025		3,637	3,359
Huarong Finance II Co., Ltd. 4.625% 6/3/2026		360	321
Huarong Finance II Co., Ltd. 4.875% 11/22/2026		12,224	10,827
Industrial and Commercial Bank of China, Ltd. 2.875% 9/12/2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 9/12/2024)[3]		3,000	2,888
Insurance Australia Group, Ltd. (3-month AUD-BBSW + 2.45%) 6.686% 12/15/2036[3]	AUD	7,280	4,836
Intercontinental Exchange, Inc. 4.00% 9/15/2027	USD	259	252
Intercontinental Exchange, Inc. 4.35% 6/15/2029		20,255	19,836
Intercontinental Exchange, Inc. 2.10% 6/15/2030		20,000	16,764
Intercontinental Exchange, Inc. 4.60% 3/15/2033		21,619	20,994
Intercontinental Exchange, Inc. 2.65% 9/15/2040		3,875	2,745
Intercontinental Exchange, Inc. 3.00% 6/15/2050		14,706	10,228
Intercontinental Exchange, Inc. 4.95% 6/15/2052		7,119	6,779
Intercontinental Exchange, Inc. 3.00% 9/15/2060		6,311	4,136
Intesa Sanpaolo SpA 5.017% 6/26/2024[2]		125,758	121,858
Intesa Sanpaolo SpA 3.25% 9/23/2024[2]		8,260	7,927
Intesa Sanpaolo SpA 7.00% 11/21/2025[2]		20,450	20,650
Intesa Sanpaolo SpA 5.71% 1/15/2026[2]		24,105	22,964
Intesa Sanpaolo SpA 3.875% 7/14/2027[2]		10,275	9,270
Intesa Sanpaolo SpA 3.875% 1/12/2028[2]		4,974	4,445
Intesa Sanpaolo SpA 4.00% 9/23/2029[2]		3,000	2,609
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,2]		2,525	2,654
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,2]		37,275	37,184
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[2]		12,345	10,675
JPMorgan Chase & Co. 4.023% 12/5/2024 (3-month USD CME Term SOFR + 1.262% on 12/5/2023)[1]		5,000	4,958
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[1]		62,749	59,819
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]		155,249	145,429
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[1]		5,002	4,983
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[1]		22,000	20,672
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[1]		23,622	21,229
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[1]		31,459	27,792
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[1]		67,908	62,402
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[1]		57,161	55,208
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[1]		39,114	38,615
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[1]		13,444	12,439
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[1]		41,999	36,051
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[1]		1,725	1,460
JPMorgan Chase & Co. 1.764% 11/19/2031 (USD-SOFR + 1.05% on 11/19/2030)[1]		2,115	1,675
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]		8,744	6,970
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[1]		1,890	1,571
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[1]		20,939	17,165
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[1]		3,017	2,543

6	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[1]	USD	10,264	$9,789
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]		25,797	25,218
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[1]		41,503	41,851
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[1]		351	246
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[1]		1,907	1,391
Kasikornbank PCL (Hong Kong Branch) 5.458% 3/7/2028		3,000	3,003
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]		19,035	16,822
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]		9,675	9,618
Korea Exchange Bank 3.25% 3/30/2027[2]		8,350	7,823
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]		523	510
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[1]		13,875	13,071
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]		312	276
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[1]		26,573	24,565
Lloyds Banking Group PLC 4.375% 3/22/2028		6,323	6,002
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[1]		19,000	18,862
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[1]		16,390	15,341
LPL Holdings, Inc. 4.625% 11/15/2027[2]		270	253
LPL Holdings, Inc. 4.375% 5/15/2031[2]		1,800	1,557
M&T Bank Corp. 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.174% on 8/1/2024)[1]		5,000	3,952
Macquarie Bank, Ltd. 5.208% 6/15/2026[2]		5,000	4,959
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024		17,615	17,381
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030		4,221	3,513
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031		1,192	972
Marsh & McLennan Companies, Inc. 4.75% 3/15/2039		750	708
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051		6,145	4,102
Marsh & McLennan Companies, Inc. 5.45% 3/15/2053		1,325	1,350
Mastercard, Inc. 4.875% 3/9/2028		1,186	1,200
Mastercard, Inc. 4.85% 3/9/2033		26,853	27,323
Mastercard, Inc. 2.95% 3/15/2051		4,308	3,148
Met Tower Global Funding 5.40% 6/20/2026[2]		10,000	9,960
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]		100	105
MetLife, Inc. 3.60% 11/13/2025		100	96
MetLife, Inc. 4.55% 3/23/2030		2,417	2,365
MetLife, Inc. 4.60% 5/13/2046		800	724
Metropolitan Life Global Funding I 3.60% 1/11/2024[2]		3,000	2,967
Metropolitan Life Global Funding I 0.95% 7/2/2025[2]		5,764	5,245
Metropolitan Life Global Funding I 3.45% 12/18/2026[2]		2,315	2,167
Metropolitan Life Global Funding I 4.40% 6/30/2027[2]		4,574	4,447
Metropolitan Life Global Funding I 5.05% 1/6/2028[2]		11,150	11,110
Metropolitan Life Global Funding I 3.05% 6/17/2029[2]		5,000	4,439
Metropolitan Life Global Funding I 4.30% 8/25/2029[2]		8,134	7,719
Metropolitan Life Global Funding I 2.95% 4/9/2030[2]		980	848
Metropolitan Life Global Funding I 1.55% 1/7/2031[2]		2,284	1,779
Metropolitan Life Global Funding I 2.40% 1/11/2032[2]		3,250	2,657
Metropolitan Life Global Funding I 5.15% 3/28/2033[2]		7,621	7,543
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[1]		17,000	15,870
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[1]		35,000	30,911
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[1]		12,800	11,273
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[1]		18,000	16,111
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[1]		19,000	18,041
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[1]		10,000	9,953

The Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Mitsubishi UFJ Financial Group, Inc. 2.309% 7/20/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.95% on 7/20/2031)[1]	USD	5,349	$4,262
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[1]		631	619
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026)[1]		10,000	8,792
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[1]		26,000	22,954
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[1]		12,530	12,569
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[1]		16,070	16,200
Moody’s Corp. 4.25% 8/8/2032		4,220	4,013
Morgan Stanley (USD-SOFR + 0.455%) 5.09% 1/25/2024[3]		1,768	1,766
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[1]		1,640	1,582
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[1]		995	930
Morgan Stanley 4.754% 4/21/2026		25,000	24,643
Morgan Stanley 2.188% 4/28/2026 (USD-SOFR + 1.99% on 4/28/2025)[1]		1,326	1,245
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[1]		1,386	1,236
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]		9,411	8,429
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[1]		70,656	62,625
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[1]		2,594	2,343
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[1]		19,041	18,307
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[1]		25,332	26,053
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[1]		61,702	60,890
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[1]		49,800	49,229
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[1]		2,300	1,957
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]		35,786	27,779
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[1]		5,267	4,114
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[1]		44,097	35,066
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[1]		13,946	11,271
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[1]		16,934	14,085
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[1]		12,315	11,859
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[1]		16,107	17,142
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[1]		45,895	45,341
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[1]		20,106	19,035
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[1]		5,708	4,335
MSCI, Inc. 3.625% 9/1/2030[2]		16,200	13,985
MSCI, Inc. 3.25% 8/15/2033[2]		15,450	12,459
Münchener Rückversicherungs-Gesellschaft AG 5.875% 5/23/2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[1,2]		6,000	6,034
Nasdaq, Inc. 5.35% 6/28/2028		4,393	4,402
Nasdaq, Inc. 5.55% 2/15/2034		9,368	9,409
Nasdaq, Inc. 5.95% 8/15/2053		625	640
Nasdaq, Inc. 6.10% 6/28/2063		792	811
National Australia Bank, Ltd. 4.944% 1/12/2028		3,474	3,475
National Australia Bank, Ltd. 4.90% 6/13/2028		5,000	4,956
Nationwide Building Society 4.363% 8/1/2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[1,2]		33,400	33,334
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[1]		25,000	24,742
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[1]		7,500	6,753
NatWest Group PLC 5.076% 1/27/2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[1]		2,650	2,530
NatWest Group PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]		11,600	10,673
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[1]		8,000	8,048
Navient Corp. 5.875% 10/25/2024		1,000	984
Navient Corp. 6.75% 6/25/2025		5,000	4,920
Navient Corp. 5.00% 3/15/2027		6,250	5,597
Navient Corp. 5.625% 8/1/2033		3,000	2,259
New York Life Global Funding 0.95% 6/24/2025[2]		1,403	1,282
New York Life Global Funding 0.85% 1/15/2026[2]		32,280	28,869
New York Life Global Funding 3.25% 4/7/2027[2]		17,000	16,005
New York Life Global Funding 4.90% 6/13/2028[2]		7,500	7,435
New York Life Global Funding 1.20% 8/7/2030[2]		15,487	12,008
New York Life Global Funding 1.85% 8/1/2031[2]		2,250	1,779

8	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
New York Life Global Funding 4.55% 1/28/2033[2]	USD	8,366	$8,066
NongHyup Bank 4.875% 7/3/2028[2]		16,213	16,008
Nordea Bank ABP 3.60% 6/6/2025[2]		7,360	7,054
Northwestern Mutual Global Funding 0.80% 1/14/2026[2]		16,382	14,609
OneMain Finance Corp. 6.125% 3/15/2024		500	499
OneMain Finance Corp. 7.125% 3/15/2026		9,300	9,146
Oversea-Chinese Banking Corp., Ltd. (3-month AUD-BBSW + 0.70%) 4.354% 4/14/2025[3]	AUD	29,750	19,832
Oversea-Chinese Banking Corp., Ltd. 1.832% 9/10/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[1]	USD	2,250	2,052
PayPal Holdings, Inc. 3.90% 6/1/2027		5,603	5,422
PayPal Holdings, Inc. 4.40% 6/1/2032		15,247	14,697
PayPal Holdings, Inc. 3.25% 6/1/2050		1,114	809
PayPal Holdings, Inc. 5.05% 6/1/2052		32,292	31,643
PayPal Holdings, Inc. 5.25% 6/1/2062		321	312
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[1]		10,000	9,897
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[1]		43,252	43,080
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[1]		9,176	9,395
PNC Financial Services Group, Inc. 5.068% 1/24/2034 (USD-SOFR + 1.933% on 1/24/2033)[1]		11,898	11,414
PNC Financial Services Group, Inc. 3.40% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.595% on 9/15/2026)[1]		4,562	3,376
Power Finance Corp., Ltd. 4.50% 6/18/2029		5,000	4,644
Power Finance Corp., Ltd. 3.90% 9/16/2029		2,000	1,784
Power Finance Corp., Ltd. 3.95% 4/23/2030		32,000	28,488
Power Finance Corp., Ltd. 3.35% 5/16/2031		8,670	7,276
PRICOA Global Funding I 3.45% 9/1/2023[2]		11,825	11,775
Prudential Financial, Inc. 3.905% 12/7/2047		850	679
Prudential Financial, Inc. 4.418% 3/27/2048		1,000	849
Prudential Financial, Inc. 4.35% 2/25/2050		1,155	981
Prudential Financial, Inc. 3.70% 3/13/2051		10,665	8,185
QBE Insurance Group, Ltd. (3-month AUD-BBSW + 2.75%) 6.68% 8/25/2036[3]	AUD	12,200	8,083
QBE Insurance Group, Ltd. 2.50% 9/13/2038 (5-year GBP-GILT + 2.061% on 9/13/2028)[1]	GBP	3,840	3,733
Rede D’Or Finance SARL 4.50% 1/22/2030[2]	USD	3,800	3,242
Royal Bank of Canada 0.75% 10/7/2024		1,347	1,265
Royal Bank of Canada 4.95% 4/25/2025		5,000	4,936
Royal Bank of Canada 3.625% 5/4/2027		748	708
Royal Bank of Canada 6.00% 11/1/2027		1,098	1,125
Royal Bank of Canada 4.90% 1/12/2028		1,650	1,629
Royal Bank of Canada 5.00% 2/1/2033		58,704	57,574
Santander Holdings USA, Inc. 3.50% 6/7/2024		13,325	12,944
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[1]		10,775	9,316
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[1]		28,100	27,816
Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[1,2]		8,908	8,927
Starwood Property Trust, Inc. 5.50% 11/1/2023[2]		2,295	2,278
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[1]		430	441
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[1]		10,825	10,031
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[1]		18,331	17,807
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[1]		56,354	56,042
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027		6,775	6,061
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033		427	440
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.15%) 6.223% 12/5/2028[3]	AUD	1,000	667
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.30%) 6.315% 6/1/2037[3]		7,500	4,991
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.665% 12/1/2038[3]		50	34
Suncorp-Metway, Ltd. (3-month AUD-BBSW + 0.78%) 4.458% 7/30/2024[3]		24,500	16,334
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,4]	USD	11,614	824
Svenska Handelsbanken AB 5.50% 6/15/2028[2]		5,000	4,904
Synchrony Bank 5.40% 8/22/2025		17,000	16,278
Synchrony Bank 5.625% 8/23/2027		17,000	15,967
Synchrony Financial 4.375% 3/19/2024		5,825	5,713

The Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Synchrony Financial 2.875% 10/28/2031	USD	6,500	$4,732
The Allstate Corp. 0.75% 12/15/2025		2,089	1,872
The Allstate Corp. 5.25% 3/30/2033		12,453	12,426
The Allstate Corp. 3.85% 8/10/2049		6,100	4,747
The Bank of Nova Scotia 5.25% 6/12/2028		10,000	9,935
The Hongkong Land Finance (Cayman Islands) Co., Ltd. 4.625% 1/16/2024		4,000	3,974
The Northwestern Mutual Life Insurance Co. 4.90% 6/12/2028[2]		15,250	15,144
Toronto-Dominion Bank 0.75% 9/11/2025		23,900	21,642
Toronto-Dominion Bank 5.156% 1/10/2028		107,923	107,232
Toronto-Dominion Bank 4.456% 6/8/2032		5,061	4,806
Travelers Companies, Inc. 4.00% 5/30/2047		2,250	1,902
Travelers Companies, Inc. 4.10% 3/4/2049		1,500	1,282
Travelers Companies, Inc. 2.55% 4/27/2050		1,601	1,029
Travelers Companies, Inc. 5.45% 5/25/2053		1,914	2,005
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[1]		10,000	10,009
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[1]		18,000	17,313
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[1]		18,975	17,988
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[1]		8,929	8,937
U.S. Bancorp 2.40% 7/30/2024		19,000	18,332
U.S. Bancorp 3.10% 4/27/2026		7,000	6,545
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[1]		16,000	15,313
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[1]		7,500	7,171
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[1]		7,500	7,503
U.S. Bancorp 2.677% 1/27/2033 (USD-SOFR + 1.02% on 1/27/2032)[1]		2,675	2,142
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[1]		49,596	46,350
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[1]		29,852	30,082
U.S. Bancorp 3.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.541% on 1/15/2027)[1]		4,711	3,507
U.S. Bank National Association 3.40% 7/24/2023		13,125	13,108
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,2]		2,360	2,308
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]		3,418	3,259
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[1,2]		26,727	24,522
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[1,2]		20,000	19,811
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]		5,300	4,647
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]		38,389	33,635
UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026)[1,2]		50,000	47,809
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[1,2]		22,475	19,318
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[1,2]		8,300	7,872
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[1,2]		10,000	10,045
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]		12,135	10,981
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]		11,000	9,279
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]		75,875	67,573
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[1,2]		11,785	8,934
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]		69,306	56,092
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[1,2]		20,567	16,032
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[1,2]		6,855	7,026
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[1,2]		46,875	56,221
UBS Group AG 5.959% 1/12/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 1/12/2033)[1,2]		2,451	2,440
UniCredit SpA 4.625% 4/12/2027[2]		17,010	16,171
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]		29,477	26,818
United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[1,2]		8,430	7,410
Vigorous Champion International, Ltd. 4.25% 5/28/2029		1,708	1,519
Vnesheconombank Via VEB Finance PLC 6.80% 11/22/2025[2,4,5]		500	—	[6]
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[1]		36,060	34,353
Wells Fargo & Company 3.00% 4/22/2026		3,053	2,872
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[1]		9,960	9,634

10	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Wells Fargo & Company 3.00% 10/23/2026	USD	28,791	$26,745
Wells Fargo & Company 3.196% 6/17/2027 (3-month USD CME Term SOFR + 1.432% on 6/17/2026)[1]		23,774	22,338
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]		59,108	55,229
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[1]		8,416	7,506
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[1]		85,603	83,745
Wells Fargo & Company 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[1]		800	692
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[1]		10,885	9,320
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[1]		22,619	21,709
Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[1]		110,746	110,090
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]		69,324	60,855
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]		10,000	9,348
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[1]		11,339	9,871
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]		20,125	15,460
Willis North America, Inc. 4.65% 6/15/2027		5,685	5,527
Willis North America, Inc. 5.35% 5/15/2033		7,500	7,319
Willis North America, Inc. 3.875% 9/15/2049		4,700	3,431
Xiaomi Best Time International, Ltd. 3.375% 4/29/2030		2,865	2,330
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031		2,000	1,513
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051		3,000	1,778
			7,653,909

Utilities 4.27%
Adani Transmission Step-One, Ltd. 4.00% 8/3/2026		2,000	1,750
AEP Texas, Inc. 3.45% 5/15/2051		5,551	3,958
AEP Transmission Co., LLC 3.10% 12/1/2026		12,269	11,510
AEP Transmission Co., LLC 3.65% 4/1/2050		110	86
AEP Transmission Co., LLC 2.75% 8/15/2051		2,181	1,410
AES Panama Generation Holdings SRL 4.375% 5/31/2030[2]		8,488	7,256
Alabama Power Co. 3.00% 3/15/2052		31,200	21,108
Alfa Desarrollo SpA 4.55% 9/27/2051[2]		5,702	4,189
Ameren Corp. 2.50% 9/15/2024		1,616	1,549
American Electric Power Company, Inc. 1.00% 11/1/2025		3,075	2,778
American Electric Power Company, Inc. 4.30% 12/1/2028		31,133	29,718
American Electric Power Company, Inc. 3.25% 3/1/2050		22,050	15,104
American Transmission Systems, Inc. 2.65% 1/15/2032[2]		1,695	1,404
Atlantic City Electric Co. 2.30% 3/15/2031		2,175	1,800
Baltimore Gas and Electric Co. 4.55% 6/1/2052		3,150	2,807
Berkshire Hathaway Energy Company 4.50% 2/1/2045		200	171
Berkshire Hathaway Energy Company 4.60% 5/1/2053		12,684	10,883
Calpine Corp. 5.25% 6/1/2026[2]		3,398	3,284
Calpine Corp. 4.50% 2/15/2028[2]		4,000	3,625
CenterPoint Energy Houston Electric, LLC 4.95% 4/1/2033		5,750	5,743
CenterPoint Energy Houston Electric, LLC 2.90% 7/1/2050		5,867	4,007
CenterPoint Energy Houston Electric, LLC 3.60% 3/1/2052		5,392	4,197
CenterPoint Energy, Inc. 2.65% 6/1/2031		15,737	13,139
CenterPoint Energy, Inc. 3.70% 9/1/2049		2,775	2,093
CMS Energy Corp. 3.00% 5/15/2026		6,667	6,246
CMS Energy Corp. 3.45% 8/15/2027		1,460	1,366
Colbún SA 3.95% 10/11/2027[2]		7,000	6,636
Comision Federal de Electricidad 4.688% 5/15/2029[2]		30,765	27,723
Consumers Energy Co. 3.60% 8/15/2032		41,137	37,131
Consumers Energy Co. 4.625% 5/15/2033		35,460	34,528
Consumers Energy Co. 3.25% 8/15/2046		7,385	5,460
Consumers Energy Co. 3.75% 2/15/2050		7,594	6,061
Consumers Energy Co. 3.10% 8/15/2050		10,243	7,252
Consumers Energy Co. 2.65% 8/15/2052		11,863	7,619
Dominion Energy, Inc. 3.30% 3/15/2025		2,113	2,025
Dominion Energy, Inc. 3.375% 4/1/2030		20,716	18,550
Dominion Energy, Inc., junior subordinated, 3.071% 8/15/2024		4,825	4,662
DPL, Inc. 4.125% 7/1/2025		1,040	992
DTE Electric Co. 2.625% 3/1/2031		4,242	3,629
DTE Electric Co. 5.20% 4/1/2033		1,500	1,525

The Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
DTE Electric Co. 3.70% 3/15/2045	USD	657	$524
DTE Electric Co. 3.65% 3/1/2052		2,146	1,675
DTE Energy Company 2.85% 10/1/2026		6,100	5,616
DTE Energy Company 1.90% 4/1/2028		1,505	1,318
DTE Energy Company 2.25% 3/1/2030		19,855	16,974
DTE Energy Company 3.00% 3/1/2032		31,550	27,196
DTE Energy Company 2.95% 3/1/2050		1,994	1,359
Duke Energy Carolinas, LLC 2.45% 8/15/2029		32,831	28,361
Duke Energy Carolinas, LLC 2.55% 4/15/2031		3,362	2,855
Duke Energy Carolinas, LLC 4.95% 1/15/2033		5,373	5,336
Duke Energy Carolinas, LLC 3.20% 8/15/2049		77	55
Duke Energy Carolinas, LLC 5.35% 1/15/2053		3,528	3,579
Duke Energy Corp. 4.50% 8/15/2032		49,225	46,426
Duke Energy Corp. 3.50% 6/15/2051		599	435
Duke Energy Corp. 5.00% 8/15/2052		2,563	2,345
Duke Energy Florida, LLC 2.50% 12/1/2029		7,463	6,451
Duke Energy Florida, LLC 1.75% 6/15/2030		9,021	7,349
Duke Energy Florida, LLC 3.00% 12/15/2051		8,684	5,964
Duke Energy Florida, LLC 5.95% 11/15/2052		2,500	2,729
Duke Energy Ohio, Inc. 2.125% 6/1/2030		5,250	4,361
Duke Energy Progress, LLC 2.00% 8/15/2031		769	619
Duke Energy Progress, LLC 2.50% 8/15/2050		4,854	3,020
Duke Energy Progress, LLC 2.90% 8/15/2051		3,675	2,459
Edison International 3.55% 11/15/2024		19,450	18,807
Edison International 4.95% 4/15/2025		6,354	6,223
Edison International 5.75% 6/15/2027		13,258	13,267
Edison International 4.125% 3/15/2028		56,140	52,436
Edison International 5.25% 11/15/2028		31,550	30,726
Edison International 6.95% 11/15/2029		28,598	30,110
Electricité de France SA 5.70% 5/23/2028[2]		4,900	4,896
Electricité de France SA 6.25% 5/23/2033[2]		9,350	9,511
Electricité de France SA 4.75% 10/13/2035[2]		6,643	5,852
Electricité de France SA 6.90% 5/23/2053[2]		17,350	17,997
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]		7,450	7,658
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	EUR	15,000	13,248
Emera US Finance, LP 0.833% 6/15/2024	USD	3,750	3,548
Emera US Finance, LP 2.639% 6/15/2031		27,050	21,613
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]		2,350	2,281
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[2]		3,000	2,251
Enel Finance America, LLC 7.10% 10/14/2027[2]		30,000	31,545
Engie Energia Chile SA 3.40% 1/28/2030[2]		7,054	5,883
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[2]		8,250	7,644
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[2]		14,093	11,796
Entergy Corp. 1.90% 6/15/2028		34,227	29,199
Entergy Corp. 2.40% 6/15/2031		24,551	19,901
Entergy Louisiana, LLC 3.12% 9/1/2027		4,780	4,415
Entergy Louisiana, LLC 1.60% 12/15/2030		1,700	1,330
Entergy Louisiana, LLC 2.35% 6/15/2032		4,469	3,589
Entergy Louisiana, LLC 2.90% 3/15/2051		18,061	11,939
Entergy Louisiana, LLC 4.75% 9/15/2052		6,431	5,911
Entergy Texas, Inc. 1.75% 3/15/2031		3,450	2,727
Exelon Corp. 4.10% 3/15/2052		1,725	1,394
FirstEnergy Corp. 2.05% 3/1/2025		25,920	24,280
FirstEnergy Corp. 1.60% 1/15/2026		54,542	49,507
FirstEnergy Corp. 2.65% 3/1/2030		43,552	36,770
FirstEnergy Corp. 2.25% 9/1/2030		117,043	95,089
FirstEnergy Corp. 3.40% 3/1/2050		18,830	13,001
FirstEnergy Corp., Series B, 4.15% 7/15/2027		91,819	87,295
FirstEnergy Transmission, LLC 4.35% 1/15/2025[2]		1,260	1,229
FirstEnergy Transmission, LLC 2.866% 9/15/2028[2]		74,825	65,926
Florida Power & Light Company 5.05% 4/1/2028		10,600	10,689
Florida Power & Light Company 4.40% 5/15/2028		12,000	11,782
Florida Power & Light Company 2.45% 2/3/2032		20,210	17,018
Florida Power & Light Company 5.10% 4/1/2033		18,200	18,476
Florida Power & Light Company 4.80% 5/15/2033		7,868	7,816

12	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Florida Power & Light Company 2.875% 12/4/2051	USD	21,385	$14,810
Florida Power & Light Company 5.30% 4/1/2053		5	5
Georgia Power Co. 4.65% 5/16/2028		10,800	10,590
Georgia Power Co. 4.95% 5/17/2033		31,800	31,406
Georgia Power Co. 3.70% 1/30/2050		625	479
Gulf Power Co. 3.30% 5/30/2027		10,000	9,428
Jersey Central Power & Light Co. 4.30% 1/15/2026[2]		4,480	4,336
Jersey Central Power & Light Co. 2.75% 3/1/2032[2]		7,574	6,255
Korea East-West Power Co., Ltd. 1.75% 5/6/2025		1,500	1,399
Korea East-West Power Co., Ltd. 3.60% 5/6/2025		1,500	1,444
Metropolitan Edison Co. 4.30% 1/15/2029[2]		5,000	4,733
MidAmerican Energy Co. 3.10% 5/1/2027		2,273	2,126
MidAmerican Energy Co. 3.65% 4/15/2029		2,300	2,138
MidAmerican Energy Co. 3.65% 8/1/2048		1,449	1,118
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[2]		6,025	5,702
Minejesa Capital BV 4.625% 8/10/2030		5,135	4,623
Minejesa Capital BV 5.625% 8/10/2037		12,000	9,434
Mississippi Power Co. 4.25% 3/15/2042		14,426	12,033
Monongahela Power Co. 3.55% 5/15/2027[2]		4,800	4,504
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025		4,050	4,067
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027		13,042	11,634
NextEra Energy Capital Holdings, Inc. 4.625% 7/15/2027		428	419
NextEra Energy Operating Partners, LP 4.25% 7/15/2024[2]		4,715	4,616
NextEra Energy Operating Partners, LP 3.875% 10/15/2026[2]		3,535	3,288
NiSource, Inc. 5.40% 6/30/2033		21,605	21,641
NiSource, Inc. 5.00% 6/15/2052		24	22
Northern States Power Co. 2.25% 4/1/2031		4,287	3,585
Northern States Power Co. 2.90% 3/1/2050		124	86
Northern States Power Co. 2.60% 6/1/2051		16,415	10,545
Northern States Power Co. 3.20% 4/1/2052		526	378
Northern States Power Co. 4.50% 6/1/2052		187	169
Northern States Power Co. 5.10% 5/15/2053		15,248	15,029
NRG Energy, Inc. 3.625% 2/15/2031[2]		5,000	3,908
NRG Energy, Inc. 3.875% 2/15/2032[2]		3,000	2,315
NTPC, Ltd. 3.75% 4/3/2024		3,000	2,950
NTPC, Ltd. 4.375% 11/26/2024		3,000	2,930
Oncor Electric Delivery Company, LLC 0.55% 10/1/2025		8,100	7,326
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032		1,239	1,203
Oncor Electric Delivery Company, LLC 2.70% 11/15/2051		7,613	4,943
Pacific Gas and Electric Co. 3.85% 11/15/2023		3,800	3,767
Pacific Gas and Electric Co. 3.50% 6/15/2025		4,379	4,148
Pacific Gas and Electric Co. 3.15% 1/1/2026		135,185	125,509
Pacific Gas and Electric Co. 2.95% 3/1/2026		53,431	48,972
Pacific Gas and Electric Co. 3.30% 3/15/2027		27,575	25,051
Pacific Gas and Electric Co. 2.10% 8/1/2027		61,726	52,773
Pacific Gas and Electric Co. 3.30% 12/1/2027		51,590	45,273
Pacific Gas and Electric Co. 3.00% 6/15/2028		29,170	25,171
Pacific Gas and Electric Co. 3.75% 7/1/2028		33,012	29,610
Pacific Gas and Electric Co. 4.65% 8/1/2028		48,518	44,905
Pacific Gas and Electric Co. 6.10% 1/15/2029		27,440	27,019
Pacific Gas and Electric Co. 4.55% 7/1/2030		184,290	166,925
Pacific Gas and Electric Co. 2.50% 2/1/2031		168,055	131,700
Pacific Gas and Electric Co. 3.25% 6/1/2031		27,262	22,192
Pacific Gas and Electric Co. 6.15% 1/15/2033		8,690	8,504
Pacific Gas and Electric Co. 6.40% 6/15/2033		46,156	45,936
Pacific Gas and Electric Co. 3.30% 8/1/2040		33,295	22,476
Pacific Gas and Electric Co. 3.75% 8/15/2042		29,730	20,602
Pacific Gas and Electric Co. 3.50% 8/1/2050		56,961	36,311
Pacific Gas and Electric Co. 6.75% 1/15/2053		6,114	6,041
PECO Energy Co. 2.80% 6/15/2050		10,000	6,634
PG&E Corp. 5.00% 7/1/2028		9,485	8,712
PG&E Corp. 5.25% 7/1/2030		7,450	6,684
Progress Energy, Inc. 7.00% 10/30/2031		8,568	9,397
Public Service Company of Colorado 3.70% 6/15/2028		114	108
Public Service Company of Colorado 1.90% 1/15/2031		111	90
Public Service Company of Colorado 1.875% 6/15/2031		33,485	26,726
Public Service Company of Colorado 2.70% 1/15/2051		1,710	1,085

The Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Public Service Company of Colorado 5.25% 4/1/2053	USD	3,350	$3,222
Public Service Electric and Gas Co. 0.95% 3/15/2026		17,350	15,662
Public Service Electric and Gas Co. 3.65% 9/1/2028		2,978	2,793
Public Service Electric and Gas Co. 3.20% 5/15/2029		6,374	5,777
Public Service Electric and Gas Co. 2.45% 1/15/2030		4,830	4,171
Public Service Electric and Gas Co. 1.90% 8/15/2031		4,425	3,559
Public Service Electric and Gas Co. 3.10% 3/15/2032		30,715	26,873
Public Service Electric and Gas Co. 4.90% 12/15/2032		491	491
Public Service Electric and Gas Co. 3.20% 8/1/2049		2,475	1,834
Public Service Electric and Gas Co. 3.15% 1/1/2050		15,000	10,950
Public Service Electric and Gas Co. 2.05% 8/1/2050		16,000	9,444
San Diego Gas & Electric Co. 3.32% 4/15/2050		2,025	1,452
Southern California Edison Co. 1.10% 4/1/2024		28,861	27,870
Southern California Edison Co. 1.20% 2/1/2026		20,000	17,875
Southern California Edison Co. 4.90% 6/1/2026		10,000	9,863
Southern California Edison Co. 4.70% 6/1/2027		25,265	24,855
Southern California Edison Co. 5.85% 11/1/2027		7,531	7,707
Southern California Edison Co. 3.65% 3/1/2028		19,403	18,124
Southern California Edison Co. 5.30% 3/1/2028		1,500	1,501
Southern California Edison Co. 4.20% 3/1/2029		28,275	26,900
Southern California Edison Co. 2.85% 8/1/2029		73,313	64,129
Southern California Edison Co. 2.25% 6/1/2030		17,751	14,858
Southern California Edison Co. 2.50% 6/1/2031		24,738	20,591
Southern California Edison Co. 2.75% 2/1/2032		20,006	16,750
Southern California Edison Co. 6.00% 1/15/2034		3,039	3,150
Southern California Edison Co. 5.75% 4/1/2035		6,666	6,780
Southern California Edison Co. 5.35% 7/15/2035		30,475	29,825
Southern California Edison Co. 5.625% 2/1/2036		5,649	5,603
Southern California Edison Co. 5.55% 1/15/2037		6,946	6,781
Southern California Edison Co. 5.95% 2/1/2038		12,088	12,448
Southern California Edison Co. 4.50% 9/1/2040		20,920	18,279
Southern California Edison Co. 3.60% 2/1/2045		12,979	9,566
Southern California Edison Co. 4.00% 4/1/2047		3,524	2,803
Southern California Edison Co. 4.125% 3/1/2048		1,600	1,300
Southern California Edison Co. 3.65% 2/1/2050		18,994	14,154
Southern California Edison Co. 2.95% 2/1/2051		24,804	16,278
Southern California Edison Co. 3.65% 6/1/2051		936	696
Southern California Edison Co. 3.45% 2/1/2052		3,176	2,277
Southern California Gas Company 2.55% 2/1/2030		6,775	5,831
Southwestern Electric Power Co. 1.65% 3/15/2026		12,675	11,465
Southwestern Electric Power Co. 3.25% 11/1/2051		12,598	8,473
State Grid Overseas Investment (2014), Ltd. 4.125% 5/7/2024		3,070	3,031
Talen Energy Supply, LLC 8.625% 6/1/2030[2]		14,808	15,340
The Cleveland Electric Illuminating Co. 3.50% 4/1/2028[2]		15,958	14,639
The Cleveland Electric Illuminating Co. 4.55% 11/15/2030[2]		5,500	5,200
The Connecticut Light and Power Co. 3.20% 3/15/2027		1,866	1,758
The Connecticut Light and Power Co. 2.05% 7/1/2031		12,036	9,809
TNB Global Ventures Capital Bhd 4.851% 11/1/2028		4,000	3,937
Union Electric Co. 2.15% 3/15/2032		12,550	10,057
Union Electric Co. 2.625% 3/15/2051		132	85
Union Electric Co. 3.90% 4/1/2052		7,318	5,983
Virginia Electric & Power 2.95% 11/15/2026		3,000	2,783
Virginia Electric & Power 2.875% 7/15/2029		1,820	1,617
Virginia Electric & Power 2.30% 11/15/2031		9,089	7,382
Virginia Electric & Power 2.40% 3/30/2032		7,258	5,925
Virginia Electric & Power 2.45% 12/15/2050		6,129	3,678
Vistra Operations Co., LLC 3.55% 7/15/2024[2]		8,000	7,729
Vistra Operations Co., LLC 5.00% 7/31/2027[2]		1,000	937
WEC Energy Group, Inc. 4.75% 1/9/2026		5,000	4,927
WEC Energy Group, Inc. 5.15% 10/1/2027		18,800	18,785
WEC Energy Group, Inc. 2.20% 12/15/2028		5,400	4,650
Wisconsin Power and Light Co. 1.95% 9/16/2031		15,450	12,286
Wisconsin Power and Light Co. 3.95% 9/1/2032		1,276	1,179
Wisconsin Power and Light Co. 3.65% 4/1/2050		2,675	2,031
Xcel Energy, Inc. 3.35% 12/1/2026		10,439	9,800
Xcel Energy, Inc. 1.75% 3/15/2027		11,088	9,828
Xcel Energy, Inc. 2.60% 12/1/2029		23,362	19,979

14	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Xcel Energy, Inc. 2.35% 11/15/2031	USD	30,760	$24,493
Xcel Energy, Inc. 4.60% 6/1/2032		25,543	24,137
Xcel Energy, Inc. 3.50% 12/1/2049		14,159	10,287
			3,233,725

Health care 3.38%
AbbVie, Inc. 2.60% 11/21/2024		30,200	28,991
AbbVie, Inc. 2.95% 11/21/2026		16,395	15,324
AbbVie, Inc. 3.20% 11/21/2029		4,409	3,990
AbbVie, Inc. 4.25% 11/21/2049		202	174
AmerisourceBergen Corp. 2.70% 3/15/2031		17,987	15,301
Amgen, Inc. 5.507% 3/2/2026		3,000	2,995
Amgen, Inc. 5.15% 3/2/2028		35,867	35,860
Amgen, Inc. 3.00% 2/22/2029		3,098	2,799
Amgen, Inc. 4.05% 8/18/2029		31,879	30,247
Amgen, Inc. 2.45% 2/21/2030		18,829	16,154
Amgen, Inc. 5.25% 3/2/2030		16,187	16,232
Amgen, Inc. 2.30% 2/25/2031		5,000	4,157
Amgen, Inc. 4.20% 3/1/2033		36,903	34,462
Amgen, Inc. 5.25% 3/2/2033		55,525	55,622
Amgen, Inc. 5.60% 3/2/2043		17,950	18,017
Amgen, Inc. 3.375% 2/21/2050		122	89
Amgen, Inc. 4.875% 3/1/2053		15,308	14,095
Amgen, Inc. 5.65% 3/2/2053		38,294	38,808
Amgen, Inc. 5.75% 3/2/2063		22,800	23,147
AstraZeneca Finance, LLC 1.75% 5/28/2028		4,450	3,858
AstraZeneca Finance, LLC 4.90% 3/3/2030		12,380	12,411
AstraZeneca Finance, LLC 2.25% 5/28/2031		6,852	5,785
AstraZeneca Finance, LLC 4.875% 3/3/2033		17,730	17,992
AstraZeneca PLC 3.50% 8/17/2023		14,500	14,465
AstraZeneca PLC 3.375% 11/16/2025		20,139	19,370
AstraZeneca PLC 0.70% 4/8/2026		6,589	5,889
AstraZeneca PLC 4.00% 1/17/2029		2,027	1,956
AstraZeneca PLC 1.375% 8/6/2030		17,516	14,101
AstraZeneca PLC 3.00% 5/28/2051		3,294	2,446
Avantor Funding, Inc. 4.625% 7/15/2028[2]		6,320	5,864
Bausch Health Companies, Inc. 5.50% 11/1/2025[2]		17,750	15,708
Bausch Health Companies, Inc. 4.875% 6/1/2028[2]		8,125	4,846
Baxter International, Inc. 2.272% 12/1/2028		3,250	2,787
Baxter International, Inc. 2.539% 2/1/2032		37,704	30,563
Baxter International, Inc. 3.132% 12/1/2051		2,284	1,509
Bayer US Finance II, LLC 3.875% 12/15/2023[2]		11,650	11,539
Bayer US Finance II, LLC 4.375% 12/15/2028[2]		4,250	4,034
Becton, Dickinson and Company 3.363% 6/6/2024		8,545	8,362
Becton, Dickinson and Company 4.298% 8/22/2032		6,700	6,360
Boston Scientific Corp. 3.45% 3/1/2024		875	861
Boston Scientific Corp. 2.65% 6/1/2030		41,291	36,003
Boston Scientific Corp. 4.70% 3/1/2049		340	319
Bristol-Myers Squibb Co. 2.90% 7/26/2024		9,095	8,860
Bristol-Myers Squibb Co. 3.20% 6/15/2026		7,768	7,437
Bristol-Myers Squibb Co. 3.40% 7/26/2029		2,197	2,042
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[2]		16,500	13,381
Centene Corp. 4.25% 12/15/2027		58,085	54,362
Centene Corp. 2.45% 7/15/2028		82,808	70,861
Centene Corp. 4.625% 12/15/2029		42,335	39,005
Centene Corp. 3.375% 2/15/2030		45,137	38,833
Centene Corp. 3.00% 10/15/2030		23,055	19,234
Centene Corp. 2.50% 3/1/2031		71,209	56,858
Centene Corp. 2.625% 8/1/2031		14,110	11,263
Charles River Laboratories International, Inc. 3.75% 3/15/2029[2]		4,335	3,819
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[2]		6,000	4,541
CVS Health Corp. 1.30% 8/21/2027		10,000	8,611
CVS Health Corp. 3.25% 8/15/2029		10,362	9,311
CVS Health Corp. 5.125% 2/21/2030		12,000	11,925
CVS Health Corp. 1.75% 8/21/2030		5,660	4,520
CVS Health Corp. 5.25% 1/30/2031		7,000	6,980
CVS Health Corp. 1.875% 2/28/2031		13,185	10,480

The Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
CVS Health Corp. 5.25% 2/21/2033	USD	14,789	$14,738
CVS Health Corp. 5.30% 6/1/2033		17,469	17,450
CVS Health Corp. 5.05% 3/25/2048		1,707	1,575
CVS Health Corp. 4.25% 4/1/2050		8,451	7,007
CVS Health Corp. 5.625% 2/21/2053		6,250	6,218
CVS Health Corp. 5.875% 6/1/2053		4,944	5,074
CVS Health Corp. 6.00% 6/1/2063		11,135	11,467
Elevance Health, Inc. 3.50% 8/15/2024		9,349	9,111
Elevance Health, Inc. 2.375% 1/15/2025		1,534	1,459
Elevance Health, Inc. 4.10% 5/15/2032		31,973	29,818
Elevance Health, Inc. 4.75% 2/15/2033		7,823	7,601
Elevance Health, Inc. 4.55% 5/15/2052		8,831	7,899
Elevance Health, Inc. 5.125% 2/15/2053		2,910	2,824
Eli Lilly and Co. 3.375% 3/15/2029		9,000	8,461
Eli Lilly and Co. 4.70% 2/27/2033		38,455	38,974
Eli Lilly and Co. 4.875% 2/27/2053		9,163	9,419
Eli Lilly and Co. 4.95% 2/27/2063		916	936
EMD Finance, LLC 3.25% 3/19/2025[2]		16,185	15,520
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 5.05% 6/30/2030[3,7]		2,720	2,723
GE HealthCare Technologies, Inc. 5.65% 11/15/2027		33,699	34,126
GE HealthCare Technologies, Inc. 5.857% 3/15/2030		7,880	8,092
GE HealthCare Technologies, Inc. 5.905% 11/22/2032		52,792	55,253
GE HealthCare Technologies, Inc. 6.377% 11/22/2052		2,650	2,951
Gilead Sciences, Inc. 2.80% 10/1/2050		65	44
GlaxoSmithKline Capital, Inc. 3.625% 5/15/2025		11,425	11,111
HCA, Inc. 5.875% 2/15/2026		4,700	4,704
HCA, Inc. 5.20% 6/1/2028		30,000	29,777
HCA, Inc. 5.875% 2/1/2029		7,130	7,180
HCA, Inc. 3.375% 3/15/2029[2]		401	357
HCA, Inc. 4.125% 6/15/2029		2,825	2,616
HCA, Inc. 3.50% 9/1/2030		5,225	4,583
HCA, Inc. 2.375% 7/15/2031		2,704	2,164
HCA, Inc. 3.625% 3/15/2032[2]		13,278	11,531
HCA, Inc. 5.25% 6/15/2049		8,300	7,497
HCA, Inc. 4.625% 3/15/2052[2]		323	266
Humana, Inc. 3.70% 3/23/2029		15,704	14,392
IQVIA, Inc. 5.00% 10/15/2026[2]		5,750	5,557
Johnson & Johnson 0.95% 9/1/2027		6,000	5,248
Johnson & Johnson 1.30% 9/1/2030		28,696	23,584
Johnson & Johnson 2.10% 9/1/2040		4,000	2,821
Johnson & Johnson 2.25% 9/1/2050		11,000	7,297
Kaiser Foundation Hospitals 2.81% 6/1/2041		701	516
Laboratory Corporation of America Holdings 1.55% 6/1/2026		4,555	4,071
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033		10,500	10,295
Merck & Co., Inc. 2.75% 2/10/2025		34,000	32,742
Merck & Co., Inc. 1.70% 6/10/2027		18,478	16,563
Merck & Co., Inc. 1.45% 6/24/2030		20,106	16,405
Merck & Co., Inc. 4.90% 5/17/2044		2,749	2,758
Merck & Co., Inc. 2.75% 12/10/2051		10,000	6,908
Merck & Co., Inc. 5.00% 5/17/2053		6,482	6,572
Merck & Co., Inc. 5.15% 5/17/2063		7,855	8,030
Molina Healthcare, Inc. 4.375% 6/15/2028[2]		2,125	1,961
Molina Healthcare, Inc. 3.875% 11/15/2030[2]		2,665	2,292
Molina Healthcare, Inc. 3.875% 5/15/2032[2]		15,500	13,015
Novartis Capital Corp. 1.75% 2/14/2025		1,167	1,107
Novartis Capital Corp. 2.00% 2/14/2027		6,000	5,501
Novartis Capital Corp. 2.20% 8/14/2030		22,078	19,100
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		11,750	11,554
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		32,653	32,543
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		27,222	28,324
Pfizer, Inc. 2.95% 3/15/2024		2,150	2,112
Pfizer, Inc. 3.45% 3/15/2029		140	132
Pfizer, Inc. 1.70% 5/28/2030		690	573
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030		17,136	13,667
Roche Holdings, Inc. 1.93% 12/13/2028[2]		28,439	24,710
Roche Holdings, Inc. 2.076% 12/13/2031[2]		101,540	83,716

16	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Roche Holdings, Inc. 2.607% 12/13/2051[2]	USD	320	$217
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/2023		4,486	4,457
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		23,317	21,902
Summa Health 3.511% 11/15/2051		187	133
Syneos Health, Inc. 3.625% 1/15/2029[2]		2,315	2,266
Takeda Pharmaceutical Co., Ltd. 4.40% 11/26/2023		10,926	10,866
Takeda Pharmaceutical Co., Ltd. 5.00% 11/26/2028		7,500	7,460
Tenet Healthcare Corp. 4.875% 1/1/2026		5,535	5,397
Tenet Healthcare Corp. 5.125% 11/1/2027		4,565	4,363
Tenet Healthcare Corp. 6.125% 6/15/2030		4,000	3,948
Tenet Healthcare Corp. 6.75% 5/15/2031[2]		10,000	10,037
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036		11,690	10,405
Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/2023		2,539	2,536
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		74,546	74,128
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025		66,000	66,951
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		147,495	132,348
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		25,870	23,964
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		127,679	125,908
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		20,815	18,903
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		173,286	114,153
The Cigna Group 2.375% 3/15/2031		2,853	2,393
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027		12,000	12,061
Thermo Fisher Scientific, Inc. 4.95% 11/21/2032		4,856	4,946
UnitedHealth Group, Inc. 3.50% 2/15/2024		6,860	6,782
UnitedHealth Group, Inc. 2.375% 8/15/2024		7,903	7,640
UnitedHealth Group, Inc. 3.75% 7/15/2025		5,900	5,745
UnitedHealth Group, Inc. 3.70% 12/15/2025		15,430	14,907
UnitedHealth Group, Inc. 5.25% 2/15/2028		3,011	3,072
UnitedHealth Group, Inc. 4.00% 5/15/2029		14,165	13,547
UnitedHealth Group, Inc. 2.875% 8/15/2029		1,172	1,054
UnitedHealth Group, Inc. 2.00% 5/15/2030		13,538	11,403
UnitedHealth Group, Inc. 4.20% 5/15/2032		14,062	13,430
UnitedHealth Group, Inc. 5.35% 2/15/2033		5,984	6,222
UnitedHealth Group, Inc. 3.05% 5/15/2041		8,000	6,191
UnitedHealth Group, Inc. 4.25% 6/15/2048		3,314	2,925
UnitedHealth Group, Inc. 4.45% 12/15/2048		2,015	1,838
UnitedHealth Group, Inc. 3.70% 8/15/2049		6,795	5,465
UnitedHealth Group, Inc. 2.90% 5/15/2050		9,116	6,362
UnitedHealth Group, Inc. 3.25% 5/15/2051		5,865	4,381
UnitedHealth Group, Inc. 4.75% 5/15/2052		8,835	8,389
UnitedHealth Group, Inc. 5.875% 2/15/2053		5,910	6,571
UnitedHealth Group, Inc. 4.95% 5/15/2062		225	217
UnitedHealth Group, Inc. 6.05% 2/15/2063		4,565	5,167
Zoetis, Inc. 5.60% 11/16/2032		15,969	16,698
			2,558,155

Consumer discretionary 2.85%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		5,000	4,074
Alibaba Group Holding, Ltd. 2.70% 2/9/2041		6,206	4,150
Allied Universal Holdco, LLC 4.625% 6/1/2028[2]		2,105	1,784
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[2]		2,471	2,512
Amazon.com, Inc. 1.65% 5/12/2028		25,000	21,849
Amazon.com, Inc. 3.45% 4/13/2029		3,434	3,236
Amazon.com, Inc. 1.50% 6/3/2030		6,278	5,165
Amazon.com, Inc. 2.10% 5/12/2031		25,000	21,036
Amazon.com, Inc. 3.60% 4/13/2032		4,050	3,778
Amazon.com, Inc. 4.70% 12/1/2032		14,370	14,495
Amazon.com, Inc. 2.875% 5/12/2041		5,827	4,499
Amazon.com, Inc. 3.10% 5/12/2051		7,293	5,448
American Honda Finance Corp. 1.20% 7/8/2025		10,182	9,375
Atlas LuxCo 4 SARL 4.625% 6/1/2028[2]		1,610	1,356
Bath & Body Works, Inc. 6.875% 11/1/2035		4,500	4,124
Bath & Body Works, Inc. 6.75% 7/1/2036		4,800	4,325
BMW US Capital, LLC 3.90% 4/9/2025[2]		21,240	20,732
BMW US Capital, LLC 3.45% 4/1/2027[2]		1,300	1,234
BMW US Capital, LLC 2.55% 4/1/2031[2]		14,011	11,915
BMW US Capital, LLC 3.70% 4/1/2032[2]		6,842	6,313

The Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Carnival Corp. 10.50% 2/1/2026[2]	USD	1,250	$1,315
Carnival Corp. 4.00% 8/1/2028[2]		1,000	887
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]		18,450	17,377
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[2]		11,275	10,852
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]		6,983	6,954
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[2]		10,500	9,380
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[2]		15,333	14,503
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[2]		3,772	3,741
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]		19,527	16,918
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]		62,028	50,426
Falabella SA 3.75% 10/30/2027[2]		8,295	7,443
Ford Motor Co. 6.10% 8/19/2032		25,000	24,253
Ford Motor Credit Co., LLC 3.81% 1/9/2024		3,935	3,882
Ford Motor Credit Co., LLC 5.584% 3/18/2024		423	420
Ford Motor Credit Co., LLC 3.664% 9/8/2024		5,756	5,567
Ford Motor Credit Co., LLC 2.30% 2/10/2025		33,110	30,983
Ford Motor Credit Co., LLC 5.125% 6/16/2025		1,000	973
Ford Motor Credit Co., LLC 4.134% 8/4/2025		400	380
Ford Motor Credit Co., LLC 4.542% 8/1/2026		18,000	16,936
Ford Motor Credit Co., LLC 2.70% 8/10/2026		66,960	59,845
Ford Motor Credit Co., LLC 4.271% 1/9/2027		41,650	38,596
Ford Motor Credit Co., LLC 4.95% 5/28/2027		9,920	9,369
Ford Motor Credit Co., LLC 4.125% 8/17/2027		19,805	18,103
Ford Motor Credit Co., LLC 3.815% 11/2/2027		5,575	4,988
Ford Motor Credit Co., LLC 7.35% 11/4/2027		93,397	95,603
Ford Motor Credit Co., LLC 2.90% 2/16/2028		13,400	11,490
Ford Motor Credit Co., LLC 2.90% 2/10/2029		65,800	54,515
Ford Motor Credit Co., LLC 7.35% 3/6/2030		43,855	44,836
Ford Motor Credit Co., LLC 3.625% 6/17/2031		1,500	1,231
General Motors Company 6.125% 10/1/2025		28,548	28,754
General Motors Company 6.80% 10/1/2027		17,934	18,641
General Motors Company 5.40% 10/15/2029		16,960	16,550
General Motors Company 5.60% 10/15/2032		16,000	15,487
General Motors Company 5.40% 4/1/2048		4,000	3,441
General Motors Financial Co., Inc. 3.80% 4/7/2025		10,383	10,019
General Motors Financial Co., Inc. 2.75% 6/20/2025		24,892	23,461
General Motors Financial Co., Inc. 1.25% 1/8/2026		6,450	5,757
General Motors Financial Co., Inc. 1.50% 6/10/2026		58,525	51,744
General Motors Financial Co., Inc. 4.00% 10/6/2026		7,285	6,912
General Motors Financial Co., Inc. 2.35% 2/26/2027		42,397	37,817
General Motors Financial Co., Inc. 2.70% 8/20/2027		37,175	32,945
General Motors Financial Co., Inc. 2.40% 4/10/2028		12,928	11,155
General Motors Financial Co., Inc. 5.80% 6/23/2028		19,000	18,937
General Motors Financial Co., Inc. 2.40% 10/15/2028		40,580	34,387
General Motors Financial Co., Inc. 4.30% 4/6/2029		13,600	12,490
General Motors Financial Co., Inc. 3.60% 6/21/2030		1,735	1,501
General Motors Financial Co., Inc. 2.35% 1/8/2031		32,503	25,482
General Motors Financial Co., Inc. 2.70% 6/10/2031		27,854	22,234
General Motors Financial Co., Inc. 6.40% 1/9/2033		18,000	18,308
GOHL Capital, Ltd. 4.25% 1/24/2027		15,000	13,939
Grand Canyon University 4.125% 10/1/2024		25,000	23,680
Hanesbrands, Inc. 9.00% 2/15/2031[2]		3,681	3,713
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[2]		13,960	12,137
Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032[2]		11,040	9,215
Home Depot, Inc. 2.95% 6/15/2029		32,205	29,336
Home Depot, Inc. 2.70% 4/15/2030		25,000	22,229
Home Depot, Inc. 1.375% 3/15/2031		16,666	13,172
Home Depot, Inc. 2.375% 3/15/2051		7,293	4,524
Hyundai Capital America 1.25% 9/18/2023[2]		18,902	18,724
Hyundai Capital America 0.875% 6/14/2024[2]		17,000	16,218
Hyundai Capital America 1.00% 9/17/2024[2]		15,600	14,678
Hyundai Capital America 2.65% 2/10/2025[2]		28,554	27,077
Hyundai Capital America 5.875% 4/7/2025[2]		10,000	10,001
Hyundai Capital America 1.80% 10/15/2025[2]		56,387	51,458
Hyundai Capital America 1.30% 1/8/2026[2]		17,000	15,219
Hyundai Capital America 5.50% 3/30/2026[2]		5,000	4,957
Hyundai Capital America 1.50% 6/15/2026[2]		33,915	30,052

18	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 1.65% 9/17/2026[2]	USD	36,910	$32,540
Hyundai Capital America 3.00% 2/10/2027[2]		19,717	17,989
Hyundai Capital America 2.375% 10/15/2027[2]		14,154	12,394
Hyundai Capital America 1.80% 1/10/2028[2]		15,611	13,173
Hyundai Capital America 5.60% 3/30/2028[2]		9,800	9,756
Hyundai Capital America 2.00% 6/15/2028[2]		36,819	30,984
Hyundai Capital America 5.68% 6/26/2028[2]		19,000	18,858
Hyundai Capital America 2.10% 9/15/2028[2]		14,290	11,989
Hyundai Capital America 5.80% 4/1/2030[2]		16,980	17,109
Hyundai Capital America 5.70% 6/26/2030[2]		11,395	11,327
Hyundai Capital Services, Inc. 2.125% 4/24/2025[2]		5,225	4,898
Hyundai Capital Services, Inc. 1.25% 2/8/2026[2]		6,570	5,863
International Game Technology PLC 6.50% 2/15/2025[2]		1,160	1,161
International Game Technology PLC 4.125% 4/15/2026[2]		2,115	2,010
International Game Technology PLC 6.25% 1/15/2027[2]		3,500	3,490
International Game Technology PLC 5.25% 1/15/2029[2]		6,940	6,580
KB Home 6.875% 6/15/2027		5,000	5,079
KIA Corp. 1.00% 4/16/2024		5,000	4,813
KIA Corp. 2.375% 2/14/2025[2]		9,995	9,480
Lennar Corp. 4.50% 4/30/2024		3,015	2,990
M.D.C. Holdings, Inc. 6.00% 1/15/2043		7,475	6,752
Marriott International, Inc. 5.75% 5/1/2025		208	208
Marriott International, Inc. 5.00% 10/15/2027		20,771	20,620
Marriott International, Inc. 4.90% 4/15/2029		7,598	7,396
Marriott International, Inc. 2.85% 4/15/2031		16,535	13,913
Marriott International, Inc. 2.75% 10/15/2033		26,188	20,834
McDonald’s Corp. 3.70% 1/30/2026		135	131
McDonald’s Corp. 3.50% 3/1/2027		185	177
McDonald’s Corp. 2.125% 3/1/2030		5,793	4,932
McDonald’s Corp. 4.60% 9/9/2032		8,500	8,423
McDonald’s Corp. 4.45% 9/1/2048		242	218
McDonald’s Corp. 3.625% 9/1/2049		6,857	5,414
McDonald’s Corp. 4.20% 4/1/2050		708	613
McDonald’s Corp. 5.15% 9/9/2052		3,265	3,257
Meituan 2.125% 10/28/2025[2]		5,041	4,607
Meituan 3.05% 10/28/2030[2]		17,000	13,478
Meituan 3.05% 10/28/2030		15,000	11,892
Mercedes-Benz Finance North America, LLC 0.75% 3/1/2024[2]		5,000	4,839
Mercedes-Benz Finance North America, LLC 2.70% 6/14/2024[2]		7,500	7,306
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[2]		275	275
MGM Resorts International 6.75% 5/1/2025		3,000	3,010
NIKE, Inc. 2.40% 3/27/2025		8,656	8,282
NIKE, Inc. 3.25% 3/27/2040		5,469	4,500
Nissan Motor Acceptance Corp. 1.85% 9/16/2026[2]		4,874	4,138
Nissan Motor Acceptance Corp. 2.75% 3/9/2028[2]		11,315	9,308
Nissan Motor Acceptance Corp. 2.45% 9/15/2028[2]		15,000	11,988
Nissan Motor Co., Ltd. 3.043% 9/15/2023[2]		8,756	8,695
President and Fellows of Harvard College 2.517% 10/15/2050		5,500	3,682
QVC, Inc. 4.85% 4/1/2024		11,050	10,815
QVC, Inc. 4.45% 2/15/2025		1,500	1,327
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[2]		1,796	1,907
Sally Holdings, LLC 5.625% 12/1/2025		200	197
Sands China, Ltd. 5.625% 8/8/2025		5,000	4,881
Sands China, Ltd. 5.90% 8/8/2028		48,750	46,515
St Engineering Rhq, Ltd. 1.50% 4/29/2025		5,000	4,662
Starbucks Corp. 3.80% 8/15/2025		14,000	13,563
Stellantis Finance US, Inc. 1.711% 1/29/2027[2]		14,400	12,626
Stellantis Finance US, Inc. 5.625% 1/12/2028[2]		51,318	51,798
Stellantis Finance US, Inc. 2.691% 9/15/2031[2]		24,111	19,278
Stellantis Finance US, Inc. 6.375% 9/12/2032[2]		44,540	45,492
Taylor Morrison Communities, Inc. 5.75% 1/15/2028[2]		3,500	3,387
The Morongo Band of Mission Indians 7.00% 10/1/2039[2]		11,225	11,979
Toyota Motor Corp. 0.681% 3/25/2024		6,731	6,499
Toyota Motor Credit Corp. 1.90% 1/13/2027		2,568	2,320
Toyota Motor Credit Corp. 1.15% 8/13/2027		6,086	5,265
Toyota Motor Credit Corp. 1.90% 4/6/2028		3,802	3,333
Toyota Motor Credit Corp. 4.45% 6/29/2029		616	605

The Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Toyota Motor Credit Corp. 3.375% 4/1/2030	USD	8,330	$7,669
Toyota Motor Credit Corp. 4.55% 5/17/2030		11,800	11,519
Travel + Leisure Co. 6.625% 7/31/2026[2]		4,000	3,973
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[2]		21,089	20,210
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[2]		3,530	3,183
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[2]		16,375	14,027
Wynn Resorts Finance, LLC 5.125% 10/1/2029[2]		2,500	2,243
ZF North America Capital, Inc. 7.125% 4/14/2030[2]		9,500	9,672
			2,159,833

Communication services 2.81%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN	117,330	6,792
AT&T, Inc. 1.70% 3/25/2026	USD	13,751	12,539
AT&T, Inc. 2.30% 6/1/2027		11,896	10,705
AT&T, Inc. 1.65% 2/1/2028		15,971	13,734
AT&T, Inc. 4.35% 3/1/2029		14,011	13,465
AT&T, Inc. 4.30% 2/15/2030		71,889	68,273
AT&T, Inc. 2.75% 6/1/2031		58,116	49,055
AT&T, Inc. 2.25% 2/1/2032		32,537	25,854
AT&T, Inc. 2.55% 12/1/2033		18,907	14,857
AT&T, Inc. 5.40% 2/15/2034		20,076	20,120
AT&T, Inc. 3.50% 9/15/2053		58,356	41,352
Axiata SPV2 Berhad 2.163% 8/19/2030		4,883	4,152
Bharti Airtel International (Netherlands) BV 5.35% 5/20/2024		3,000	2,981
Bharti Airtel, Ltd. 4.375% 6/10/2025		3,000	2,917
CCO Holdings, LLC 5.375% 6/1/2029[2]		2,700	2,444
CCO Holdings, LLC 4.75% 3/1/2030[2]		9,665	8,273
CCO Holdings, LLC 4.50% 8/15/2030[2]		18,675	15,567
CCO Holdings, LLC 4.75% 2/1/2032[2]		8,000	6,532
CCO Holdings, LLC 4.50% 5/1/2032		2,225	1,779
CCO Holdings, LLC 4.25% 1/15/2034[2]		21,825	16,517
Charter Communications Operating, LLC 4.908% 7/23/2025		165	162
Charter Communications Operating, LLC 2.25% 1/15/2029		7,734	6,444
Charter Communications Operating, LLC 2.80% 4/1/2031		41,711	33,579
Charter Communications Operating, LLC 2.30% 2/1/2032		13,963	10,578
Charter Communications Operating, LLC 4.40% 4/1/2033		11,385	9,997
Charter Communications Operating, LLC 6.484% 10/23/2045		6,850	6,444
Charter Communications Operating, LLC 5.125% 7/1/2049		18,943	14,918
Charter Communications Operating, LLC 4.80% 3/1/2050		5,000	3,777
Charter Communications Operating, LLC 3.70% 4/1/2051		28,727	18,174
Charter Communications Operating, LLC 3.90% 6/1/2052		2,900	1,900
Charter Communications Operating, LLC 5.25% 4/1/2053		5,000	4,041
Comcast Corp. 4.55% 1/15/2029		11,600	11,397
Comcast Corp. 2.65% 2/1/2030		20,000	17,506
Comcast Corp. 1.95% 1/15/2031		7,446	6,095
Comcast Corp. 1.50% 2/15/2031		1,000	796
Comcast Corp. 4.80% 5/15/2033		47,328	46,853
Comcast Corp. 3.75% 4/1/2040		8,930	7,530
Comcast Corp. 2.80% 1/15/2051		3,000	1,988
Comcast Corp. 2.887% 11/1/2051		8,473	5,686
Comcast Corp. 5.35% 5/15/2053		36,128	36,715
Comcast Corp. 5.50% 5/15/2064		1,800	1,827
CSC Holdings, LLC 5.375% 2/1/2028[2]		4,850	3,904
Diamond Sports Group, LLC 5.375% 8/15/2026[2,4]		3,500	120
DIRECTV Financing, LLC 5.875% 8/15/2027[2]		8,750	7,935
DISH Network Corp. 11.75% 11/15/2027[2]		14,925	14,582
Frontier Communications Holdings, LLC 6.00% 1/15/2030[2]		2,000	1,473
Gray Escrow II, Inc. 5.375% 11/15/2031[2]		5,950	3,950
Gray Television, Inc. 5.875% 7/15/2026[2]		1,682	1,510
Gray Television, Inc. 4.75% 10/15/2030[2]		8,418	5,718
iHeartCommunications, Inc. 6.375% 5/1/2026		8,475	7,120
Level 3 Financing, Inc. 3.75% 7/15/2029[2]		3,053	1,842
Level 3 Financing, Inc. 3.875% 11/15/2029[2]		6,900	5,498
Lumen Technologies, Inc. 4.00% 2/15/2027[2]		5,775	4,310
Meta Platforms, Inc. 3.85% 8/15/2032		16,390	15,232
Meta Platforms, Inc. 4.45% 8/15/2052		25,000	21,755
Midas OpCo Holdings, LLC 5.625% 8/15/2029[2]		3,500	2,999

20	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Netflix, Inc. 4.875% 4/15/2028	USD	106,571	$105,498
Netflix, Inc. 5.875% 11/15/2028		218,460	226,172
Netflix, Inc. 6.375% 5/15/2029		33,092	35,041
Netflix, Inc. 5.375% 11/15/2029[2]		111,252	111,770
Netflix, Inc. 4.875% 6/15/2030[2]		100,190	98,687
News Corp. 3.875% 5/15/2029[2]		6,000	5,273
News Corp. 5.125% 2/15/2032[2]		8,175	7,467
SBA Tower Trust 1.631% 11/15/2026[2]		62,772	54,222
Scripps Escrow II, Inc. 3.875% 1/15/2029[2]		7,921	6,403
Singapore Telecommunications, Ltd. 7.375% 12/1/2031		5,000	5,878
Sirius XM Radio, Inc. 4.00% 7/15/2028[2]		4,300	3,741
Sirius XM Radio, Inc. 4.125% 7/1/2030[2]		8,000	6,540
Sirius XM Radio, Inc. 3.875% 9/1/2031[2]		5,000	3,871
SK Broadband Co., Ltd. 3.875% 8/13/2023		10,000	9,977
Sprint Capital Corp. 6.875% 11/15/2028		5,000	5,304
Sprint Capital Corp. 8.75% 3/15/2032		4,500	5,444
Sprint Corp. 7.875% 9/15/2023		6,163	6,183
Sprint Corp. 7.125% 6/15/2024		10,010	10,109
Sprint Corp. 7.625% 2/15/2025		39,000	39,872
TEGNA, Inc. 5.00% 9/15/2029		8,500	7,341
Tencent Holdings, Ltd. 3.28% 4/11/2024[2]		15,000	14,715
Tencent Holdings, Ltd. 3.28% 4/11/2024		2,000	1,962
Tencent Holdings, Ltd. 3.595% 1/19/2028		7,500	6,984
Tencent Holdings, Ltd. 2.39% 6/3/2030[2]		20,000	16,626
Tencent Holdings, Ltd. 3.68% 4/22/2041		794	615
Tencent Holdings, Ltd. 3.24% 6/3/2050[2]		9,870	6,484
Tencent Holdings, Ltd. 3.29% 6/3/2060[2]		10,000	6,209
T-Mobile USA, Inc. 3.50% 4/15/2025		6,550	6,301
T-Mobile USA, Inc. 1.50% 2/15/2026		4,900	4,429
T-Mobile USA, Inc. 2.25% 2/15/2026		13,438	12,360
T-Mobile USA, Inc. 2.625% 4/15/2026		61,189	56,762
T-Mobile USA, Inc. 3.75% 4/15/2027		21,300	20,173
T-Mobile USA, Inc. 4.75% 2/1/2028		4,566	4,440
T-Mobile USA, Inc. 2.05% 2/15/2028		221	192
T-Mobile USA, Inc. 4.80% 7/15/2028		1,270	1,244
T-Mobile USA, Inc. 2.625% 2/15/2029		17,611	15,311
T-Mobile USA, Inc. 2.40% 3/15/2029		6,204	5,336
T-Mobile USA, Inc. 3.375% 4/15/2029		8,000	7,232
T-Mobile USA, Inc. 3.875% 4/15/2030		18,318	16,887
T-Mobile USA, Inc. 2.55% 2/15/2031		20,700	17,213
T-Mobile USA, Inc. 2.875% 2/15/2031		38,764	32,801
T-Mobile USA, Inc. 3.50% 4/15/2031		10,000	8,834
T-Mobile USA, Inc. 2.70% 3/15/2032		14,779	12,217
T-Mobile USA, Inc. 5.05% 7/15/2033		15,402	15,130
T-Mobile USA, Inc. 3.00% 2/15/2041		10,790	7,895
T-Mobile USA, Inc. 3.30% 2/15/2051		5,951	4,180
T-Mobile USA, Inc. 3.40% 10/15/2052		45,302	32,375
T-Mobile USA, Inc. 5.75% 1/15/2054		165	171
Verizon Communications, Inc. 3.00% 3/22/2027		1,287	1,201
Verizon Communications, Inc. 4.329% 9/21/2028		13,420	12,944
Verizon Communications, Inc. 3.875% 2/8/2029		2,071	1,943
Verizon Communications, Inc. 4.016% 12/3/2029		1,981	1,856
Verizon Communications, Inc. 1.68% 10/30/2030		17,479	13,811
Verizon Communications, Inc. 1.75% 1/20/2031		22,494	17,755
Verizon Communications, Inc. 2.55% 3/21/2031		333	278
Verizon Communications, Inc. 2.355% 3/15/2032		330	266
Verizon Communications, Inc. 2.65% 11/20/2040		31,001	21,578
Verizon Communications, Inc. 3.40% 3/22/2041		6,600	5,098
Verizon Communications, Inc. 2.85% 9/3/2041		10,183	7,251
Verizon Communications, Inc. 2.875% 11/20/2050		35,872	23,402
Verizon Communications, Inc. 3.55% 3/22/2051		10,300	7,689
Verizon Communications, Inc. 3.875% 3/1/2052		10,000	7,895
Videotron, Ltd. 5.375% 6/15/2024[2]		3,100	3,071
Virgin Media Secured Finance PLC 5.50% 5/15/2029[2]		5,000	4,527
Virgin Media Secured Finance PLC 4.50% 8/15/2030[2]		500	420
VMED O2 UK Financing I PLC 4.25% 1/31/2031[2]		5,475	4,432
Vodafone Group PLC 4.25% 9/17/2050		14,575	11,710

The Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
VZ Secured Financing BV 5.00% 1/15/2032[2]	USD	2,000	$1,613
WarnerMedia Holdings, Inc. 3.428% 3/15/2024		41,644	40,898
WarnerMedia Holdings, Inc. 3.638% 3/15/2025		19,418	18,740
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		78,574	73,323
WarnerMedia Holdings, Inc. 4.054% 3/15/2029		8,369	7,654
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		21,107	18,729
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		583	492
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		21,872	17,824
WarnerMedia Holdings, Inc. 5.391% 3/15/2062		494	403
WMG Acquisition Corp. 3.75% 12/1/2029[2]		5,000	4,327
WMG Acquisition Corp. 3.00% 2/15/2031[2]		12,500	10,123
Ziggo BV 4.875% 1/15/2030[2]		6,000	4,985
ZipRecruiter, Inc. 5.00% 1/15/2030[2]		13,375	11,402
			2,129,774

Industrials 2.59%
Adani Ports & Special Economic Zone, Ltd. 3.375% 7/24/2024		3,000	2,867
Adani Ports & Special Economic Zone, Ltd. 4.00% 7/30/2027		3,000	2,544
Adani Ports & Special Economic Zone, Ltd. 4.375% 7/3/2029		2,000	1,622
ADT Security Corp. 4.125% 8/1/2029[2]		3,000	2,595
ADT Security Corp. 4.875% 7/15/2032[2]		3,000	2,569
Air Lease Corp. 0.80% 8/18/2024		17,900	16,868
Air Lease Corp. 2.875% 1/15/2026		25,208	23,334
Air Lease Corp. 2.20% 1/15/2027		21,674	19,237
Air Lease Corp. 5.30% 2/1/2028		26,000	25,536
Air Lease Corp. 2.10% 9/1/2028		13,775	11,454
Allison Transmission, Inc. 3.75% 1/30/2031[2]		4,000	3,383
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[2]		36,469	35,390
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[2]		35,436	31,520
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[2]		9,306	8,676
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[2]		4,425	4,138
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[2]		16,000	14,269
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[2]		2,795	2,359
Avolon Holdings Funding, Ltd. 2.75% 2/21/2028[2]		20,000	16,870
BOC Aviation, Ltd. 4.00% 1/25/2024		3,000	2,964
Boeing Co. 1.95% 2/1/2024		2,850	2,786
Boeing Co. 2.80% 3/1/2024		3,485	3,413
Boeing Co. 4.875% 5/1/2025		93,189	91,896
Boeing Co. 2.75% 2/1/2026		151,095	140,766
Boeing Co. 2.196% 2/4/2026		109,362	100,419
Boeing Co. 3.10% 5/1/2026		1,626	1,528
Boeing Co. 2.70% 2/1/2027		11,304	10,338
Boeing Co. 5.04% 5/1/2027		56,328	55,668
Boeing Co. 3.25% 2/1/2028		105,979	97,374
Boeing Co. 3.25% 3/1/2028		10,176	9,264
Boeing Co. 5.15% 5/1/2030		145,909	144,596
Boeing Co. 3.625% 2/1/2031		9,818	8,846
Boeing Co. 3.60% 5/1/2034		6,790	5,783
Boeing Co. 3.25% 2/1/2035		2,022	1,641
Boeing Co. 3.50% 3/1/2039		545	415
Boeing Co. 5.705% 5/1/2040		11,044	11,025
Boeing Co. 3.90% 5/1/2049		8,665	6,631
Boeing Co. 3.75% 2/1/2050		4,934	3,709
Boeing Co. 5.805% 5/1/2050		68,100	67,909
Boeing Co. 5.93% 5/1/2060		2,000	1,982
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051		7,293	5,182
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051		36,427	27,237
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052		1,425	976
BWX Technologies, Inc. 4.125% 6/30/2028[2]		1,675	1,530
Canadian Pacific Railway Co. 1.75% 12/2/2026		12,512	11,250
Canadian Pacific Railway Co. 3.10% 12/2/2051		39,192	27,856
Carrier Global Corp. 2.242% 2/15/2025		1,029	974
Carrier Global Corp. 2.493% 2/15/2027		1,332	1,215
Carrier Global Corp. 2.722% 2/15/2030		15,767	13,584
Carrier Global Corp. 3.377% 4/5/2040		15,500	11,911
Carrier Global Corp. 3.577% 4/5/2050		3,000	2,220

22	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
CCCI Treasure, Ltd. 3.425% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.998% on 2/21/2025)[1]	USD	3,000	$2,884
CITIC, Ltd. 2.875% 2/17/2027		1,250	1,158
CK Hutchison International (19), Ltd. 3.25% 4/11/2024		5,000	4,908
CK Hutchison International (20), Ltd. 3.375% 5/8/2050		3,200	2,428
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[2]		9,430	9,330
CK Hutchison International (23), Ltd. 4.75% 4/21/2028		7,500	7,420
CK Hutchison International 19 II, Ltd. 3.375% 9/6/2049		1,800	1,380
Clean Harbors, Inc. 4.875% 7/15/2027[2]		1,100	1,054
Clean Harbors, Inc. 5.125% 7/15/2029[2]		10,000	9,478
Clean Harbors, Inc. 6.375% 2/1/2031[2]		808	814
Competition Team Technologies, Ltd. 3.75% 3/12/2024		17,800	17,508
Competition Team Technologies, Ltd. 4.25% 3/12/2029		3,000	2,813
Covanta Holding Corp., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.174% 11/30/2028[3,7]		6,239	6,189
Covanta Holding Corp., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.30% 11/30/2028[3,7]		549	544
CSX Corp. 3.80% 3/1/2028		2,460	2,344
CSX Corp. 4.25% 3/15/2029		4,277	4,144
CSX Corp. 2.40% 2/15/2030		17,855	15,440
CSX Corp. 4.10% 11/15/2032		43,875	41,537
CSX Corp. 2.50% 5/15/2051		5,905	3,764
CSX Corp. 4.50% 11/15/2052		43,800	39,615
Delta Air Lines, Inc. 7.00% 5/1/2025[2]		2,750	2,811
Dianjian Haiyu, Ltd. 4.30% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.451% on 6/20/2024)[1]		5,000	4,925
Eaton Corp. 4.35% 5/18/2028		4,472	4,391
Eaton Corp. 4.15% 3/15/2033		4,989	4,742
Eaton Corp. 4.70% 8/23/2052		186	179
ENA Master Trust 4.00% 5/19/2048[2]		7,654	5,755
Fortune Brands Innovations, Inc. 5.875% 6/1/2033		8,000	8,014
General Dynamics Corp. 3.50% 5/15/2025		8,025	7,797
General Dynamics Corp. 3.75% 5/15/2028		5,969	5,722
General Dynamics Corp. 3.625% 4/1/2030		5,879	5,543
General Dynamics Corp. 2.25% 6/1/2031		2,377	2,002
Honeywell International, Inc. 2.30% 8/15/2024		3,387	3,275
Honeywell International, Inc. 1.35% 6/1/2025		165	154
Honeywell International, Inc. 2.70% 8/15/2029		7,083	6,309
Honeywell International, Inc. 1.95% 6/1/2030		20,000	16,823
Honeywell International, Inc. 5.00% 2/15/2033		7,500	7,652
Howmet Aerospace, Inc. 5.95% 2/1/2037		29,000	29,558
Hutchison Whampoa International (14), Ltd. 3.625% 10/31/2024		6,821	6,641
Icahn Enterprises, LP 4.75% 9/15/2024		2,966	2,837
Icahn Enterprises, LP 6.25% 5/15/2026		11,205	10,208
Icahn Enterprises, LP 5.25% 5/15/2027		995	859
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[2]		2,371	2,308
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034		505	491
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[2]		2,771	2,450
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036		2,181	1,928
Lockheed Martin Corp. 5.10% 11/15/2027		835	850
Lockheed Martin Corp. 1.85% 6/15/2030		1,637	1,363
Lockheed Martin Corp. 5.25% 1/15/2033		53,654	55,606
Lockheed Martin Corp. 4.75% 2/15/2034		1,437	1,434
Lockheed Martin Corp. 5.70% 11/15/2054		21,710	24,123
Lockheed Martin Corp. 5.20% 2/15/2055		2,087	2,156
Lockheed Martin Corp. 5.90% 11/15/2063		503	573
Masco Corp. 1.50% 2/15/2028		795	677
Masco Corp. 2.00% 2/15/2031		9,092	7,178
Masco Corp. 3.125% 2/15/2051		1,575	994
Mexico City Airport Trust 4.25% 10/31/2026		200	193
Mexico City Airport Trust 3.875% 4/30/2028		11,400	10,760
Mexico City Airport Trust 3.875% 4/30/2028[2]		690	651
Mexico City Airport Trust 5.50% 10/31/2046		3,106	2,681
Mexico City Airport Trust 5.50% 7/31/2047		14,409	12,605
Mexico City Airport Trust 5.50% 7/31/2047[2]		2,485	2,174
Mileage Plus Holdings, LLC 6.50% 6/20/2027[2]		8,352	8,380
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[2]		16,872	15,800

The Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	USD	5,000	$4,682
Norfolk Southern Corp. 4.45% 3/1/2033		2,194	2,102
Norfolk Southern Corp. 4.55% 6/1/2053		15,762	14,258
Northrop Grumman Corp. 2.93% 1/15/2025		15,040	14,461
Northrop Grumman Corp. 3.25% 1/15/2028		8,475	7,909
Northrop Grumman Corp. 4.70% 3/15/2033		29,043	28,519
Northrop Grumman Corp. 4.95% 3/15/2053		15,969	15,572
Otis Worldwide Corp. 2.056% 4/5/2025		21,882	20,633
Pitney Bowes, Inc. 6.875% 3/15/2027[2]		6,000	4,449
Prime Security Services Borrower, LLC 5.25% 4/15/2024[2]		2,000	1,985
Prime Security Services Borrower, LLC 5.75% 4/15/2026[2]		2,000	1,965
Prime Security Services Borrower, LLC 3.375% 8/31/2027[2]		3,100	2,737
Raytheon Technologies Corp. 3.65% 8/16/2023		464	463
Raytheon Technologies Corp. 3.20% 3/15/2024		10,380	10,207
Raytheon Technologies Corp. 3.95% 8/16/2025		17,415	17,070
Raytheon Technologies Corp. 3.125% 5/4/2027		1,000	937
Raytheon Technologies Corp. 4.125% 11/16/2028		6,320	6,091
Raytheon Technologies Corp. 2.25% 7/1/2030		3,750	3,166
Raytheon Technologies Corp. 1.90% 9/1/2031		10,321	8,247
Raytheon Technologies Corp. 2.375% 3/15/2032		7,474	6,129
Raytheon Technologies Corp. 5.15% 2/27/2033		22,242	22,556
Raytheon Technologies Corp. 4.50% 6/1/2042		1,375	1,267
Raytheon Technologies Corp. 2.82% 9/1/2051		3,750	2,522
Raytheon Technologies Corp. 3.03% 3/15/2052		7,000	4,928
Raytheon Technologies Corp. 5.375% 2/27/2053		1,194	1,241
Republic Services, Inc. 2.50% 8/15/2024		7,000	6,755
Republic Services, Inc. 4.875% 4/1/2029		7,000	6,994
Republic Services, Inc. 2.375% 3/15/2033		1,252	1,019
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[2]		1,511	1,569
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036[2]		1,615	1,059
Ste Transcore Holdings, Inc. 3.375% 5/5/2027[8]		3,000	2,848
Stericycle, Inc. 5.375% 7/15/2024[2]		5,000	4,940
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[2]		14,355	11,358
Swire Pacific MTN Financing, Ltd. 4.50% 10/9/2023		2,662	2,653
The Dun & Bradstreet Corp. 5.00% 12/15/2029[2]		16,863	14,887
TransDigm, Inc. 6.25% 3/15/2026[2]		656	653
Triton Container International, Ltd. 1.15% 6/7/2024[2]		8,063	7,648
Triton Container International, Ltd. 3.15% 6/15/2031[2]		15,346	11,823
TSMC Arizona Corp. 4.25% 4/22/2032		8,000	7,761
TSMC Arizona Corp. 3.125% 10/25/2041		5,000	3,998
TSMC Arizona Corp. 3.25% 10/25/2051		11,000	8,464
Union Pacific Corp. 3.15% 3/1/2024		5,705	5,614
Union Pacific Corp. 3.75% 7/15/2025		2,230	2,166
Union Pacific Corp. 2.15% 2/5/2027		5,533	5,059
Union Pacific Corp. 2.375% 5/20/2031		23,375	19,788
Union Pacific Corp. 2.80% 2/14/2032		16,869	14,566
Union Pacific Corp. 4.50% 1/20/2033		1,050	1,033
Union Pacific Corp. 2.891% 4/6/2036		9,276	7,407
Union Pacific Corp. 3.375% 2/14/2042		428	343
Union Pacific Corp. 4.30% 3/1/2049		1,698	1,497
Union Pacific Corp. 3.25% 2/5/2050		27,698	20,732
Union Pacific Corp. 2.95% 3/10/2052		7,956	5,530
Union Pacific Corp. 3.50% 2/14/2053		5,336	4,132
Union Pacific Corp. 3.95% 8/15/2059		3,268	2,649
Waste Management, Inc. 4.15% 4/15/2032		1,103	1,052
WESCO Distribution, Inc. 7.125% 6/15/2025[2]		2,165	2,190
WESCO Distribution, Inc. 7.25% 6/15/2028[2]		4,355	4,446
			1,961,172

Energy 2.00%
Antero Resources Corp. 5.375% 3/1/2030[2]		5,735	5,314
Apache Corp. 4.25% 1/15/2030		9,050	8,069
Apache Corp. 6.00% 1/15/2037		6,135	5,531
Apache Corp. 5.10% 9/1/2040		4,860	3,955
Apache Corp. 4.75% 4/15/2043		15,000	11,048
Baker Hughes Holdings, LLC 2.061% 12/15/2026		397	358
Bharat Petroleum Corp., Ltd. 4.00% 5/8/2025		5,599	5,410

24	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
BP Capital Markets America, Inc. 2.721% 1/12/2032	USD	17,670	$15,012
BP Capital Markets America, Inc. 4.893% 9/11/2033		26,842	26,578
BP Capital Markets America, Inc. 2.772% 11/10/2050		451	299
Canadian Natural Resources, Ltd. 3.80% 4/15/2024		10,500	10,331
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		4,543	4,233
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		8,484	8,017
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		1,798	1,545
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		179	160
Cenovus Energy, Inc. 5.375% 7/15/2025		32,721	32,357
Cenovus Energy, Inc. 4.25% 4/15/2027		43,338	41,471
Cenovus Energy, Inc. 5.25% 6/15/2037		2,189	2,019
Cenovus Energy, Inc. 5.40% 6/15/2047		21,405	19,408
Cenovus Energy, Inc. 3.75% 2/15/2052		4,199	2,977
Cheniere Corpus Christi Holdings, LLC 3.70% 11/15/2029		3,388	3,071
Cheniere Energy Partners, LP 4.50% 10/1/2029		5,050	4,639
Cheniere Energy, Inc. 4.625% 10/15/2028		8,875	8,296
Chesapeake Energy Corp. 5.50% 2/1/2026[2]		1,405	1,371
Chesapeake Energy Corp. 5.875% 2/1/2029[2]		1,210	1,150
Chevron Corp. 2.954% 5/16/2026		25,490	24,273
Chevron Corp. 1.995% 5/11/2027		22,156	20,131
Chevron Corp. 2.236% 5/11/2030		20,643	17,987
Chevron Corp. 3.078% 5/11/2050		3,943	2,940
Chevron USA, Inc. 1.018% 8/12/2027		4,385	3,815
Civitas Resources, Inc. 8.75% 7/1/2031[2]		10,300	10,455
CNX Resources Corp. 7.25% 3/14/2027[2]		20	20
CNX Resources Corp. 6.00% 1/15/2029[2]		1,608	1,492
CNX Resources Corp. 7.375% 1/15/2031[2]		1,437	1,400
ConocoPhillips Co. 3.80% 3/15/2052		25,404	20,603
ConocoPhillips Co. 5.30% 5/15/2053		28,695	29,213
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[9]		1,440	853
Crescent Energy Finance, LLC 9.25% 2/15/2028[2]		1,624	1,577
Devon Energy Corp. 5.25% 9/15/2024		638	633
Devon Energy Corp. 5.25% 10/15/2027		1,624	1,601
Devon Energy Corp. 5.875% 6/15/2028		1,347	1,343
Devon Energy Corp. 4.50% 1/15/2030		1,947	1,835
DT Midstream, Inc. 4.125% 6/15/2029[2]		5,685	4,994
DT Midstream, Inc. 4.375% 6/15/2031[2]		745	643
Ecopetrol SA 8.625% 1/19/2029		2,000	2,007
Ecopetrol SA 4.625% 11/2/2031		1,870	1,445
Ecopetrol SA 8.875% 1/13/2033		131,045	129,878
Enbridge, Inc. 4.00% 10/1/2023		10,100	10,061
Energy Transfer, LP 4.50% 4/15/2024		2,975	2,941
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[1]		12,000	9,226
EQM Midstream Partners, LP 7.50% 6/1/2027[2]		2,168	2,191
EQM Midstream Partners, LP 5.50% 7/15/2028		8,300	7,861
EQM Midstream Partners, LP 4.50% 1/15/2029[2]		5,120	4,572
EQM Midstream Partners, LP 6.50% 7/15/2048		6,000	5,435
EQT Corp. 6.125% 2/1/2025[1]		3,216	3,201
EQT Corp. 3.90% 10/1/2027		11,000	10,180
EQT Corp. 5.70% 4/1/2028		8,267	8,168
EQT Corp. 5.00% 1/15/2029		1,175	1,107
EQT Corp. 7.25% 2/1/2030[1]		15,000	15,719
Equinor ASA 3.625% 9/10/2028		8,379	8,001
Equinor ASA 3.125% 4/6/2030		22,503	20,620
Equinor ASA 2.375% 5/22/2030		3,444	2,993
Equinor ASA 3.25% 11/18/2049		5,687	4,276
Exxon Mobil Corp. 2.61% 10/15/2030		27,900	24,515
Exxon Mobil Corp. 4.227% 3/19/2040		2,000	1,845
Exxon Mobil Corp. 3.452% 4/15/2051		22,797	17,729
Harvest Midstream I, LP 7.50% 9/1/2028[2]		1,988	1,973
Hilcorp Energy I, LP 5.75% 2/1/2029[2]		2,125	1,926
Hilcorp Energy I, LP 6.25% 4/15/2032[2]		9,000	8,036
Kinder Morgan, Inc. 5.20% 6/1/2033		26,443	25,638
Marathon Oil Corp. 4.40% 7/15/2027		5,755	5,492
Matador Resources Co. 6.875% 4/15/2028[2]		4,950	4,905
MPLX, LP 4.95% 9/1/2032		104	99

The Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
MPLX, LP 4.95% 3/14/2052	USD	28	$24
Murphy Oil Corp. 6.375% 7/15/2028		8,741	8,624
Murphy Oil Corp. 5.875% 12/1/2042[1]		1,395	1,161
Murphy Oil USA, Inc. 3.75% 2/15/2031[2]		10,160	8,525
MV24 Capital BV 6.748% 6/1/2034[2]		1,669	1,507
New Fortress Energy, Inc. 6.75% 9/15/2025[2]		4,000	3,756
New Fortress Energy, Inc. 6.50% 9/30/2026[2]		6,595	5,908
NGL Energy Operating, LLC 7.50% 2/1/2026[2]		6,555	6,463
Noble Finance II, LLC 8.00% 4/15/2030[2]		1,850	1,883
Occidental Petroleum Corp. 8.875% 7/15/2030		34,500	39,685
Occidental Petroleum Corp. 6.45% 9/15/2036		5,000	5,139
Occidental Petroleum Corp. 4.20% 3/15/2048		4,250	3,155
Oil & Natural Gas Corp., Ltd. 3.375% 12/5/2029		5,000	4,398
Oleoducto Central SA 4.00% 7/14/2027[2]		4,960	4,349
Oleoducto Central SA 4.00% 7/14/2027		4,569	4,007
ONEOK, Inc. 5.85% 1/15/2026		432	434
ONGC Videsh, Ltd. 4.625% 7/15/2024		401	395
Petroleos Mexicanos 4.625% 9/21/2023		1,138	1,128
Petroleos Mexicanos 4.875% 1/18/2024		11,170	10,986
Petroleos Mexicanos 4.25% 1/15/2025		240	227
Petroleos Mexicanos 6.875% 10/16/2025		69,634	66,945
Petroleos Mexicanos 6.875% 8/4/2026		105,526	98,641
Petroleos Mexicanos 6.49% 1/23/2027		41,162	36,610
Petroleos Mexicanos 6.50% 3/13/2027		81,414	72,497
Petroleos Mexicanos 6.50% 1/23/2029		7,061	5,859
Petroleos Mexicanos 8.75% 6/2/2029		46,734	42,327
Petroleos Mexicanos 6.84% 1/23/2030		5,122	4,077
Petroleos Mexicanos 5.95% 1/28/2031		16,615	12,151
Petroleos Mexicanos 6.70% 2/16/2032		71,147	54,160
Phillips 66 3.85% 4/9/2025		1,253	1,219
Pioneer Natural Resources Co. 1.125% 1/15/2026		238	214
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[2]		7,780	7,081
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030		3,500	3,127
Qatar Energy 1.375% 9/12/2026[2]		18,535	16,691
Qatar Energy 2.25% 7/12/2031[2]		41,974	35,256
Qatar Energy 3.125% 7/12/2041[2]		6,631	5,088
Qatar Energy 3.30% 7/12/2051[2]		3,725	2,742
Reliance Industries, Ltd. 4.125% 1/28/2025		3,000	2,926
Reliance Industries, Ltd. 3.667% 11/30/2027		3,000	2,816
Reliance Industries, Ltd. 2.875% 1/12/2032		3,000	2,504
Reliance Industries, Ltd. 4.875% 2/10/2045		3,000	2,714
Reliance Industries, Ltd. 3.625% 1/12/2052		2,000	1,429
Reliance Industries, Ltd. 3.75% 1/12/2062		1,500	1,057
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024		8,430	8,418
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030		1,959	1,864
Shell International Finance BV 3.50% 11/13/2023		7,500	7,445
Shell International Finance BV 2.00% 11/7/2024		3,250	3,112
Shell International Finance BV 3.875% 11/13/2028		6,720	6,505
Shell International Finance BV 2.375% 11/7/2029		9,441	8,256
Shell International Finance BV 2.75% 4/6/2030		23,580	21,078
Shell International Finance BV 3.25% 4/6/2050		4,675	3,483
Shell International Finance BV 3.00% 11/26/2051		7,174	5,062
Southwestern Energy Co. 5.70% 1/23/2025[1]		880	876
Southwestern Energy Co. 8.375% 9/15/2028		1,300	1,355
Southwestern Energy Co. 4.75% 2/1/2032		12,000	10,593
Sunoco, LP 6.00% 4/15/2027		4,210	4,152
Sunoco, LP 4.50% 5/15/2029		5,215	4,633
Tallgrass Energy Partners, LP 7.50% 10/1/2025[2]		1,370	1,369
Targa Resources Partners, LP 6.875% 1/15/2029		6,000	6,125
Targa Resources Partners, LP 5.50% 3/1/2030		8,660	8,342
Targa Resources Partners, LP 4.875% 2/1/2031		2,190	2,026
Thaioil Treasury Center Co., Ltd. 4.625% 11/20/2028		4,252	4,016
Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048		2,000	1,732
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049		6,000	3,831
Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050		10,748	7,195
TotalEnergies Capital International SA 3.455% 2/19/2029		4,700	4,374
TotalEnergies Capital International SA 2.829% 1/10/2030		10,340	9,262

26	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
TotalEnergies Capital International SA 3.461% 7/12/2049	USD	2,600	$2,019
TotalEnergies Capital International SA 3.127% 5/29/2050		6,238	4,537
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		16,811	15,628
TransCanada Pipelines, Ltd. 5.10% 3/15/2049		4,630	4,319
Transportadora de Gas del Perú SA 4.25% 4/30/2028[2]		2,535	2,445
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[2]		18,000	14,764
Weatherford International, Ltd. 6.50% 9/15/2028[2]		3,000	3,016
Western Midstream Operating, LP 3.35% 2/1/2025[1]		8,964	8,577
Western Midstream Operating, LP 4.30% 2/1/2030[1]		6,606	5,937
Western Midstream Operating, LP 5.30% 3/1/2048		2,000	1,673
Western Midstream Operating, LP 5.50% 2/1/2050[1]		15,036	12,339
			1,510,710

Consumer staples 1.32%
7-Eleven, Inc. 0.95% 2/10/2026[2]		14,555	13,009
7-Eleven, Inc. 1.30% 2/10/2028[2]		9,246	7,817
7-Eleven, Inc. 1.80% 2/10/2031[2]		62,577	49,520
7-Eleven, Inc. 2.80% 2/10/2051[2]		8,505	5,399
Albertsons Companies, Inc. 3.50% 3/15/2029[2]		8,727	7,563
Altria Group, Inc. 4.40% 2/14/2026		7,928	7,761
Altria Group, Inc. 3.40% 5/6/2030		1,827	1,614
Altria Group, Inc. 2.45% 2/4/2032		530	414
Altria Group, Inc. 4.50% 5/2/2043		100	80
Altria Group, Inc. 3.875% 9/16/2046		5,690	3,994
Altria Group, Inc. 3.70% 2/4/2051		19,793	13,277
Anheuser-Busch Companies, LLC 4.70% 2/1/2036		17,560	17,092
Anheuser-Busch Companies, LLC 4.90% 2/1/2046		7,692	7,358
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028		2,000	1,936
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029		46,001	45,827
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030		2,455	2,285
Anheuser-Busch InBev Worldwide, Inc. 4.90% 1/23/2031		3,000	3,052
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039		10,000	10,356
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048		1,194	1,109
Anheuser-Busch InBev Worldwide, Inc. 4.439% 10/6/2048		147	132
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		2,979	3,143
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050		14,083	13,006
BAT Capital Corp. 3.222% 8/15/2024		41,000	39,802
BAT Capital Corp. 3.215% 9/6/2026		8,750	8,137
BAT Capital Corp. 3.557% 8/15/2027		45,322	41,704
BAT Capital Corp. 2.259% 3/25/2028		17,526	15,033
BAT Capital Corp. 3.462% 9/6/2029		960	832
BAT Capital Corp. 2.726% 3/25/2031		6,933	5,525
BAT Capital Corp. 4.742% 3/16/2032		17,000	15,511
BAT Capital Corp. 4.39% 8/15/2037		29,384	23,528
BAT Capital Corp. 4.54% 8/15/2047		21,852	16,103
BAT Capital Corp. 4.758% 9/6/2049		3,873	2,928
BAT Capital Corp. 3.984% 9/25/2050		19,476	13,144
BAT Capital Corp. 5.65% 3/16/2052		515	448
BAT International Finance PLC 3.95% 6/15/2025[2]		20,022	19,290
BAT International Finance PLC 1.668% 3/25/2026		17,162	15,439
BAT International Finance PLC 4.448% 3/16/2028		18,500	17,475
Central Garden & Pet Co. 4.125% 10/15/2030		1,325	1,112
Conagra Brands, Inc. 4.30% 5/1/2024		22,027	21,735
Conagra Brands, Inc. 4.60% 11/1/2025		11,234	10,985
Conagra Brands, Inc. 1.375% 11/1/2027		3,559	3,016
Conagra Brands, Inc. 5.30% 11/1/2038		7,483	7,198
Conagra Brands, Inc. 5.40% 11/1/2048		6,403	6,108
Constellation Brands, Inc. 4.35% 5/9/2027		5,757	5,617
Constellation Brands, Inc. 3.60% 2/15/2028		1,650	1,547
Constellation Brands, Inc. 2.875% 5/1/2030		26,447	22,961
Constellation Brands, Inc. 2.25% 8/1/2031		5,951	4,867
Constellation Brands, Inc. 4.75% 5/9/2032		19,010	18,460
Constellation Brands, Inc. 4.90% 5/1/2033		19,120	18,794
Constellation Brands, Inc. 4.10% 2/15/2048		1,000	816
Coty, Inc. 4.75% 1/15/2029[2]		275	254
Darling Ingredients, Inc. 5.25% 4/15/2027[2]		6,000	5,830
Darling Ingredients, Inc. 6.00% 6/15/2030[2]		755	738

The Bond Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
H.J. Heinz Co. 3.00% 6/1/2026	USD	2,599	$2,453
H.J. Heinz Co. 4.375% 6/1/2046		16,000	13,609
Imperial Brands Finance PLC 6.125% 7/27/2027[2]		10,150	10,176
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031		17,570	14,869
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051		8,185	6,133
Indofood CBP Sukses Makmur Tbk PT 4.805% 4/27/2052		809	603
InRetail Consumer 3.25% 3/22/2028[2]		5,400	4,642
JBS USA Lux SA 2.50% 1/15/2027[2]		29,702	26,044
JBS USA Lux SA 3.00% 2/2/2029[2]		22,321	18,984
JBS USA Lux SA 5.50% 1/15/2030[2]		2,375	2,280
JBS USA Lux SA 3.625% 1/15/2032[2]		10,401	8,449
JBS USA Lux SA 3.00% 5/15/2032[2]		18,250	14,022
JBS USA Lux SA 5.75% 4/1/2033[2]		20,920	19,682
Keurig Dr Pepper, Inc. 4.417% 5/25/2025		1,028	1,008
Keurig Dr Pepper, Inc. 3.20% 5/1/2030		2,557	2,295
Nestle Holdings, Inc. 1.875% 9/14/2031[2]		9,687	7,925
Nestle Holdings, Inc. 2.625% 9/14/2051[2]		7,693	5,288
PepsiCo, Inc. 1.625% 5/1/2030		6,401	5,324
PepsiCo, Inc. 1.40% 2/25/2031		666	536
PepsiCo, Inc. 1.95% 10/21/2031		15,329	12,694
PepsiCo, Inc. 2.75% 10/21/2051		2,067	1,485
Philip Morris International, Inc. 1.50% 5/1/2025		274	256
Philip Morris International, Inc. 5.00% 11/17/2025		32,200	32,047
Philip Morris International, Inc. 4.875% 2/13/2026		17,505	17,387
Philip Morris International, Inc. 0.875% 5/1/2026		4,736	4,227
Philip Morris International, Inc. 5.125% 11/17/2027		16,175	16,236
Philip Morris International, Inc. 3.375% 8/15/2029		780	705
Philip Morris International, Inc. 5.625% 11/17/2029		15,422	15,726
Philip Morris International, Inc. 5.125% 2/15/2030		6,873	6,802
Philip Morris International, Inc. 2.10% 5/1/2030		3,718	3,079
Philip Morris International, Inc. 1.75% 11/1/2030		4,375	3,460
Philip Morris International, Inc. 5.75% 11/17/2032		27,560	28,239
Philip Morris International, Inc. 5.375% 2/15/2033		16,980	16,952
Philip Morris International, Inc. 4.125% 3/4/2043		4,445	3,633
Philip Morris International, Inc. 4.875% 11/15/2043		6,050	5,414
Philip Morris International, Inc. 4.25% 11/10/2044		1,009	840
Procter & Gamble Company 0.55% 10/29/2025		4,261	3,863
Procter & Gamble Company 1.00% 4/23/2026		1,229	1,113
Procter & Gamble Company 3.95% 1/26/2028		18,289	17,979
Procter & Gamble Company 3.00% 3/25/2030		1,183	1,096
Procter & Gamble Company 1.20% 10/29/2030		4,005	3,232
Reckitt Benckiser Treasury Services PLC 2.75% 6/26/2024[2]		4,305	4,187
Reynolds American, Inc. 4.45% 6/12/2025		3,478	3,381
Reynolds American, Inc. 4.75% 11/1/2042		2,500	2,033
Reynolds American, Inc. 5.85% 8/15/2045		6,209	5,529
Target Corp. 4.50% 9/15/2032		2,233	2,181
Target Corp. 4.80% 1/15/2053		9,038	8,658
Walmart, Inc. 4.10% 4/15/2033		29,655	28,810
Walmart, Inc. 4.50% 4/15/2053		6,020	5,876
			1,002,123

Real estate 0.85%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026		1,647	1,576
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028		100	93
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		1,980	1,698
American Tower Corp. 3.65% 3/15/2027		427	400
American Tower Corp. 2.70% 4/15/2031		5,000	4,151
Boston Properties, LP 2.45% 10/1/2033		9,609	6,934
Boston Properties, LP 6.50% 1/15/2034		78,463	79,010
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[2]		2,490	2,075
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031		2,000	1,667
Corporate Office Properties, LP 2.25% 3/15/2026		14,337	12,711
Corporate Office Properties, LP 2.00% 1/15/2029		6,408	4,891
Corporate Office Properties, LP 2.75% 4/15/2031		13,897	10,575
Corporate Office Properties, LP 2.90% 12/1/2033		5,754	3,994
Crown Castle, Inc. 5.00% 1/11/2028		34,366	33,762
Equinix, Inc. 2.625% 11/18/2024		32,830	31,368

28	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Equinix, Inc. 1.25% 7/15/2025	USD	9,870	$9,008
Equinix, Inc. 1.45% 5/15/2026		5,950	5,317
Equinix, Inc. 2.90% 11/18/2026		14,009	12,857
Equinix, Inc. 1.80% 7/15/2027		2,871	2,490
Equinix, Inc. 1.55% 3/15/2028		7,130	5,968
Equinix, Inc. 2.00% 5/15/2028		1,318	1,124
Equinix, Inc. 3.20% 11/18/2029		17,775	15,628
Equinix, Inc. 2.15% 7/15/2030		12,149	9,834
Equinix, Inc. 2.50% 5/15/2031		15,654	12,761
Equinix, Inc. 3.90% 4/15/2032		933	839
Equinix, Inc. 3.00% 7/15/2050		739	479
Equinix, Inc. 2.95% 9/15/2051		400	254
Equinix, Inc. 3.40% 2/15/2052		3,120	2,186
Essex Portfolio, LP 3.875% 5/1/2024		5,500	5,401
FibraSOMA 4.375% 7/22/2031[2]		8,260	6,191
FibraSOMA 4.375% 7/22/2031		2,000	1,499
Forestar Group, Inc. 3.85% 5/15/2026[2]		3,815	3,510
Forestar Group, Inc. 5.00% 3/1/2028[2]		2,000	1,837
Howard Hughes Corp. 5.375% 8/1/2028[2]		7,525	6,708
Howard Hughes Corp. 4.125% 2/1/2029[2]		1,925	1,595
Howard Hughes Corp. 4.375% 2/1/2031[2]		6,265	5,006
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028		4,513	3,842
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		1,088	835
Iron Mountain, Inc. 4.875% 9/15/2027[2]		1,605	1,518
Iron Mountain, Inc. 5.25% 3/15/2028[2]		12,959	12,130
Iron Mountain, Inc. 4.875% 9/15/2029[2]		8,367	7,497
Iron Mountain, Inc. 5.25% 7/15/2030[2]		7,950	7,171
Iron Mountain, Inc. 4.50% 2/15/2031[2]		8,750	7,526
Kennedy-Wilson, Inc. 4.75% 3/1/2029		2,325	1,841
Kennedy-Wilson, Inc. 5.00% 3/1/2031		5,870	4,398
KRC Interim Corp. 2.70% 3/1/2024		16,980	16,593
KRC Interim Corp. 3.30% 2/1/2025		5,000	4,784
Omega Healthcare Investors, Inc. 4.375% 8/1/2023		433	432
Piedmont Operating Partnership, LP 4.45% 3/15/2024		3,000	2,933
Prologis, LP 4.875% 6/15/2028		7,672	7,609
Prologis, LP 4.75% 6/15/2033		9,650	9,436
Prologis, LP 5.125% 1/15/2034		45,474	45,177
Prologis, LP 5.25% 6/15/2053		826	812
Public Storage 1.95% 11/9/2028		5,850	5,023
Public Storage 2.30% 5/1/2031		22,729	18,927
Scentre Group Trust 1 3.50% 2/12/2025[2]		5,950	5,711
Service Properties Trust 4.50% 3/15/2025		6,875	6,504
Service Properties Trust 3.95% 1/15/2028		100	78
Sun Communities Operating, LP 2.30% 11/1/2028		3,349	2,819
Sun Communities Operating, LP 2.70% 7/15/2031		11,996	9,493
Sun Communities Operating, LP 4.20% 4/15/2032		4,115	3,599
VICI Properties, LP 5.625% 5/1/2024[2]		3,885	3,865
VICI Properties, LP 3.50% 2/15/2025[2]		2,675	2,558
VICI Properties, LP 4.375% 5/15/2025		4,312	4,171
VICI Properties, LP 4.625% 6/15/2025[2]		3,475	3,361
VICI Properties, LP 4.25% 12/1/2026[2]		5,700	5,337
VICI Properties, LP 4.50% 1/15/2028[2]		6,770	6,227
VICI Properties, LP 4.75% 2/15/2028		27,430	26,000
VICI Properties, LP 3.875% 2/15/2029[2]		2,835	2,490
VICI Properties, LP 4.625% 12/1/2029[2]		715	650
VICI Properties, LP 4.95% 2/15/2030		27,015	25,367
VICI Properties, LP 4.125% 8/15/2030[2]		2,500	2,203
VICI Properties, LP 5.125% 5/15/2032		66,704	62,475
VICI Properties, LP 5.625% 5/15/2052		2,370	2,114
WEA Finance, LLC 3.75% 9/17/2024[2]		2,480	2,343
WEA Finance, LLC 3.50% 6/15/2029[2]		6,247	5,085
			646,331

The Bond Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology 0.81%
Adobe, Inc. 1.90% 2/1/2025	USD	647	$615
Adobe, Inc. 2.30% 2/1/2030		6,009	5,275
Analog Devices, Inc. 1.70% 10/1/2028		4,539	3,902
Analog Devices, Inc. 2.10% 10/1/2031		22,799	18,881
Analog Devices, Inc. 2.80% 10/1/2041		2,973	2,210
Analog Devices, Inc. 2.95% 10/1/2051		18,184	12,863
Apple, Inc. 0.55% 8/20/2025		9,000	8,224
Apple, Inc. 0.70% 2/8/2026		10,435	9,410
Apple, Inc. 4.00% 5/10/2028		20,625	20,302
Apple, Inc. 3.25% 8/8/2029		1,318	1,237
Apple, Inc. 3.35% 8/8/2032		73,769	68,825
Apple, Inc. 4.30% 5/10/2033		8,725	8,683
Apple, Inc. 2.375% 2/8/2041		4,625	3,415
Apple, Inc. 2.65% 2/8/2051		3,000	2,074
Apple, Inc. 2.70% 8/5/2051		4,500	3,139
Apple, Inc. 3.95% 8/8/2052		38,907	34,319
Apple, Inc. 4.85% 5/10/2053		24,716	25,348
Black Knight InfoServ, LLC 3.625% 9/1/2028[2]		3,200	2,872
Broadcom Corp. 3.625% 1/15/2024		270	267
Broadcom Corp. 3.875% 1/15/2027		6,802	6,489
Broadcom, Inc. 1.95% 2/15/2028[2]		373	323
Broadcom, Inc. 4.00% 4/15/2029[2]		9,452	8,737
Broadcom, Inc. 4.75% 4/15/2029		537	520
Broadcom, Inc. 4.15% 11/15/2030		26,581	24,469
Broadcom, Inc. 4.15% 4/15/2032[2]		12,295	11,142
Broadcom, Inc. 3.469% 4/15/2034[2]		34,276	28,129
Broadcom, Inc. 3.137% 11/15/2035[2]		2,092	1,605
Broadcom, Inc. 3.187% 11/15/2036[2]		7,093	5,365
Broadcom, Inc. 4.926% 5/15/2037[2]		4,025	3,645
Broadcom, Inc. 3.50% 2/15/2041[2]		4,709	3,526
Broadcom, Inc. 3.75% 2/15/2051[2]		3,180	2,342
CDW, LLC 4.125% 5/1/2025		5,275	5,084
Gartner, Inc. 4.50% 7/1/2028[2]		1,850	1,730
Hewlett Packard Enterprise Co. 5.90% 10/1/2024		5,000	5,003
Imola Merger Corp. 4.75% 5/15/2029[2]		2,500	2,177
Intel Corp. 5.20% 2/10/2033		9,318	9,411
Intel Corp. 5.70% 2/10/2053		1,596	1,625
Intel Corp. 5.90% 2/10/2063		2,970	3,070
Lenovo Group, Ltd. 3.421% 11/2/2030		4,000	3,373
Lenovo Group, Ltd. 6.536% 7/27/2032		3,000	3,029
Microsoft Corp. 2.40% 8/8/2026		21,100	19,814
Microsoft Corp. 3.30% 2/6/2027		18,325	17,631
NCR Corp. 5.25% 10/1/2030[2]		7,250	6,314
Open Text Corp. 3.875% 2/15/2028[2]		6,500	5,731
Oracle Corp. 5.80% 11/10/2025		3,000	3,034
Oracle Corp. 3.60% 4/1/2050		50,814	36,339
Oracle Corp. 3.95% 3/25/2051		3,629	2,746
Salesforce, Inc. 1.95% 7/15/2031		16,600	13,709
Salesforce, Inc. 2.70% 7/15/2041		4,875	3,585
Salesforce, Inc. 2.90% 7/15/2051		4,828	3,399
Salesforce, Inc. 3.05% 7/15/2061		4,060	2,758
ServiceNow, Inc. 1.40% 9/1/2030		72,310	57,296
SK hynix, Inc. 1.50% 1/19/2026[2]		19,275	17,084
SK hynix, Inc. 6.375% 1/17/2028		4,000	4,018
SK hynix, Inc. 2.375% 1/19/2031[2]		9,830	7,588
TSMC Global, Ltd. 0.75% 9/28/2025		10,000	9,002
TSMC Global, Ltd. 1.25% 4/23/2026		10,000	8,935
TSMC Global, Ltd. 1.00% 9/28/2027		10,000	8,480
TSMC Global, Ltd. 1.75% 4/23/2028		5,000	4,307
TSMC Global, Ltd. 2.25% 4/23/2031		11,000	9,098
Unisys Corp. 6.875% 11/1/2027[2]		1,700	1,226
Xerox Holdings Corp. 5.50% 8/15/2028[2]		6,000	5,110
			609,859

30	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials 0.57%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	USD	11,472	$8,570
Alpek, SAB de CV 3.25% 2/25/2031[2]		5,000	4,044
ArcelorMittal SA 7.00% 10/15/2039		3,250	3,397
ArcelorMittal SA 6.75% 3/1/2041		2,780	2,833
Ardagh Packaging Finance PLC 5.25% 4/30/2025[2]		3,640	3,564
Ardagh Packaging Finance PLC 4.125% 8/15/2026[2]		2,500	2,332
Ball Corp. 4.00% 11/15/2023		6,000	5,960
Berry Plastics Corp. 4.875% 7/15/2026[2]		9,875	9,501
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		8,600	8,561
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		17,329	17,226
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		2,930	2,920
Braskem Netherlands Finance BV 4.50% 1/31/2030[2]		4,600	3,955
Braskem Netherlands Finance BV 4.50% 1/31/2030		4,000	3,439
Braskem Netherlands Finance BV 7.25% 2/13/2033[2]		4,765	4,686
Braskem Netherlands Finance BV 5.875% 1/31/2050[2]		4,000	3,236
Celanese US Holdings, LLC 6.165% 7/15/2027		19,250	19,164
Celanese US Holdings, LLC 6.33% 7/15/2029		2,583	2,567
Celanese US Holdings, LLC 6.379% 7/15/2032		15,962	16,109
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[2]		12,450	12,593
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[2]		4,175	3,765
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[2]		2,825	2,486
CROWN Americas, LLC 4.25% 9/30/2026		4,000	3,792
Dow Chemical Co. (The) 4.55% 11/30/2025		33	32
Dow Chemical Co. (The) 4.80% 11/30/2028		4,000	3,960
Dow Chemical Co. (The) 5.55% 11/30/2048		6,500	6,317
Dow Chemical Co. (The) 4.80% 5/15/2049		10,493	9,150
Dow Chemical Co. (The) 3.60% 11/15/2050		2,190	1,633
EIDP, Inc. 4.50% 5/15/2026		10,834	10,641
EIDP, Inc. 4.80% 5/15/2033		31,313	30,673
Freeport-McMoRan, Inc. 5.40% 11/14/2034		1,450	1,402
Freeport-McMoRan, Inc. 5.45% 3/15/2043		2,566	2,396
Fresnillo PLC 4.25% 10/2/2050[2]		9,516	7,140
GC Treasury Center Co., Ltd. 2.98% 3/18/2031		6,000	4,962
GC Treasury Center Co., Ltd. 4.40% 3/30/2032		8,000	7,234
GC Treasury Center Co., Ltd. 4.30% 3/18/2051		4,268	3,141
GC Treasury Center Co., Ltd. 5.20% 3/30/2052		5,732	4,889
Graphic Packaging International, LLC 3.50% 3/15/2028[2]		8,000	7,165
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]		5,000	4,460
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[2]		9,526	8,041
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[2]		12,368	9,811
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[2]		9,022	6,322
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]		6,272	4,198
Linde, Inc. 4.70% 12/5/2025		7,500	7,446
Linde, Inc. 1.10% 8/10/2030		9,602	7,640
Linde, Inc. 2.00% 8/10/2050		5,829	3,323
Methanex Corp. 5.125% 10/15/2027		13,150	12,256
Methanex Corp. 5.25% 12/15/2029		1,125	1,029
Methanex Corp. 5.65% 12/1/2044		1,000	821
Mineral Resources, Ltd. 8.00% 11/1/2027[2]		5,475	5,473
Nova Chemicals Corp. 4.875% 6/1/2024[2]		2,000	1,956
Nova Chemicals Corp. 5.25% 6/1/2027[2]		7,500	6,677
Nova Chemicals Corp. 4.25% 5/15/2029[2]		5,535	4,523
Nutrien, Ltd. 5.90% 11/7/2024		577	577
Nutrien, Ltd. 4.90% 3/27/2028		4,011	3,937
Nutrien, Ltd. 4.20% 4/1/2029		500	473
Nutrien, Ltd. 5.00% 4/1/2049		3,850	3,474
Nutrien, Ltd. 5.80% 3/27/2053		1,029	1,033
OCI NV 6.70% 3/16/2033[2]		11,796	11,539
Olin Corp. 5.625% 8/1/2029		2,500	2,412
Orbia Advance Corp, SAB de CV 2.875% 5/11/2031		7,000	5,563
POSCO 2.75% 7/15/2024		4,000	3,875
POSCO 5.75% 1/17/2028[2]		5,195	5,272
POSCO 5.875% 1/17/2033[2]		630	664
PT Freeport Indonesia 4.763% 4/14/2027		5,000	4,851
PT Freeport Indonesia 5.315% 4/14/2032		7,000	6,637
Rio Tinto Finance (USA) PLC 5.00% 3/9/2033		3,100	3,129
Rio Tinto Finance (USA) PLC 5.125% 3/9/2053		3,300	3,330

The Bond Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Sherwin-Williams Co. 3.125% 6/1/2024	USD	7,250		$7,081
Sherwin-Williams Co. 3.45% 6/1/2027		2,862		2,699
Sherwin-Williams Co. 2.95% 8/15/2029		5,150		4,546
Sherwin-Williams Co. 2.20% 3/15/2032		1,383		1,116
Sherwin-Williams Co. 3.80% 8/15/2049		1,750		1,355
Sherwin-Williams Co. 3.30% 5/15/2050		1,700		1,211
Sherwin-Williams Co. 2.90% 3/15/2052		2,500		1,611
Silgan Holdings, Inc. 4.125% 2/1/2028		2,500		2,296
South32 Treasury, Ltd. 4.35% 4/14/2032[2]		7,496		6,584
Summit Materials, LLC 5.25% 1/15/2029[2]		4,160		3,935
Suzano Austria GmbH 3.75% 1/15/2031		6,660		5,689
Tronox, Inc. 4.625% 3/15/2029[2]		6,000		4,992
Westlake Corp. 5.00% 8/15/2046		5,265		4,579
Westlake Corp. 4.375% 11/15/2047		1,110		872
				434,743

Asset backed obligations 0.01%
SK On Co., Ltd. 5.375% 5/11/2026		9,000		8,929

Municipals 0.01%
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[2]		4,100		3,289
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[2]		3,180		2,455
HPHT Finance 19, Ltd. 2.875% 11/5/2024		2,000		1,922
				7,666

Total corporate bonds, notes & loans				23,916,929

Mortgage-backed obligations 31.53%
Federal agency mortgage-backed obligations 28.30%
Fannie Mae Pool #255016 6.50% 10/1/2023[10]		2		2
Fannie Mae Pool #932119 4.50% 11/1/2024[10]		177		175
Fannie Mae Pool #AD3149 4.50% 4/1/2025[10]		103		101
Fannie Mae Pool #AD6392 4.50% 5/1/2025[10]		223		221
Fannie Mae Pool #AD5692 4.50% 5/1/2025[10]		118		116
Fannie Mae Pool #AB1068 4.50% 5/1/2025[10]		1		1
Fannie Mae Pool #303591 6.50% 11/1/2025[10]		—	[6]	—	[6]
Fannie Mae Pool #745316 6.50% 2/1/2026[10]		10		10
Fannie Mae Pool #AL1237 6.50% 2/1/2026[10]		3		3
Fannie Mae Pool #256449 6.50% 10/1/2026[10]		14		14
Fannie Mae Pool #MA2973 3.00% 4/1/2027[10]		4		4
Fannie Mae Pool #256821 6.50% 7/1/2027[10]		1		1
Fannie Mae Pool #256856 6.50% 8/1/2027[10]		29		30
Fannie Mae Pool #MA3131 3.00% 9/1/2027[10]		38		37
Fannie Mae Pool #256886 6.50% 9/1/2027[10]		21		21
Fannie Mae Pool #995401 6.50% 10/1/2027[10]		—	[6]	—	[6]
Fannie Mae Pool #257145 6.50% 3/1/2028[10]		9		9
Fannie Mae Pool #251752 6.50% 6/1/2028[10]		—	[6]	—	[6]
Fannie Mae Pool #257431 6.50% 10/1/2028[10]		2		2
Fannie Mae Pool #AL8822 6.50% 11/1/2028[10]		—	[6]	—	[6]
Fannie Mae Pool #496029 6.50% 1/1/2029[10]		—	[6]	—	[6]
Fannie Mae Pool #AY1948 3.50% 1/1/2030[10]		192		184
Fannie Mae Pool #AL9668 3.00% 10/1/2030[10]		6		6
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[10]		244		234
Fannie Mae Pool #AL6344 5.00% 2/1/2031[10]		165		165
Fannie Mae Pool #FM9892 5.00% 9/1/2031[10]		121		119
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[10]		349		327
Fannie Mae Pool #695412 5.00% 6/1/2033[10]		4		4
Fannie Mae Pool #MA3518 4.00% 11/1/2033[10]		12		12
Fannie Mae Pool #BO1359 2.50% 8/1/2034[10]		1,465		1,355
Fannie Mae Pool #AD3566 5.00% 10/1/2035[10]		26		26
Fannie Mae Pool #745140 5.00% 11/1/2035[10]		160		162
Fannie Mae Pool #MA2588 4.00% 4/1/2036[10]		1,351		1,302
Fannie Mae Pool #MA2717 4.00% 8/1/2036[10]		276		266
Fannie Mae Pool #MA2746 4.00% 9/1/2036[10]		1,638		1,579
Fannie Mae Pool #MA2787 4.00% 10/1/2036[10]		941		907
Fannie Mae Pool #AS8355 3.00% 11/1/2036[10]		8,006		7,400

32	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AS8554 3.00% 12/1/2036[10]	USD	816	$754
Fannie Mae Pool #MA2866 3.00% 1/1/2037[10]		9,735	9,002
Fannie Mae Pool #MA2897 3.00% 2/1/2037[10]		17,022	15,735
Fannie Mae Pool #913966 6.00% 2/1/2037[10]		2	2
Fannie Mae Pool #914612 7.50% 3/1/2037[10]		53	53
Fannie Mae Pool #924069 7.00% 5/1/2037[10]		98	98
Fannie Mae Pool #954927 7.00% 7/1/2037[10]		96	95
Fannie Mae Pool #966170 7.00% 7/1/2037[10]		72	72
Fannie Mae Pool #954936 7.00% 7/1/2037[10]		36	37
Fannie Mae Pool #945680 6.00% 9/1/2037[10]		16	17
Fannie Mae Pool #924866 3.765% 10/1/2037[3,10]		5	5
Fannie Mae Pool #988588 5.50% 8/1/2038[10]		3	3
Fannie Mae Pool #889982 5.50% 11/1/2038[10]		16	17
Fannie Mae Pool #MA3539 4.50% 12/1/2038[10]		36	35
Fannie Mae Pool #931768 5.00% 8/1/2039[10]		38	38
Fannie Mae Pool #AC2641 4.50% 10/1/2039[10]		3,443	3,402
Fannie Mae Pool #AC0794 5.00% 10/1/2039[10]		27	27
Fannie Mae Pool #932606 5.00% 2/1/2040[10]		65	65
Fannie Mae Pool #MA4093 2.00% 8/1/2040[10]		6,625	5,709
Fannie Mae Pool #AD8522 4.00% 8/1/2040[10]		88	84
Fannie Mae Pool #AB1297 5.00% 8/1/2040[10]		272	274
Fannie Mae Pool #AE1761 4.00% 9/1/2040[10]		1,732	1,667
Fannie Mae Pool #MA4152 2.00% 10/1/2040[10]		7,459	6,368
Fannie Mae Pool #AE5471 4.50% 10/1/2040[10]		544	536
Fannie Mae Pool #AE7567 4.00% 11/1/2040[10]		1,816	1,747
Fannie Mae Pool #AH0007 4.00% 12/1/2040[10]		1,772	1,705
Fannie Mae Pool #AH0539 4.00% 12/1/2040[10]		492	474
Fannie Mae Pool #AE8073 4.00% 12/1/2040[10]		336	323
Fannie Mae Pool #MA4287 2.00% 3/1/2041[10]		85,507	72,435
Fannie Mae Pool #AH6099 5.00% 3/1/2041[10]		1,156	1,165
Fannie Mae Pool #AH8144 5.00% 4/1/2041[10]		32	32
Fannie Mae Pool #AH9479 5.00% 4/1/2041[10]		30	31
Fannie Mae Pool #MA4333 2.00% 5/1/2041[10]		69,920	59,579
Fannie Mae Pool #AI1862 5.00% 5/1/2041[10]		1,308	1,314
Fannie Mae Pool #MA4364 2.00% 6/1/2041[10]		121,692	103,776
Fannie Mae Pool #AI3510 5.00% 6/1/2041[10]		669	672
Fannie Mae Pool #AE1248 5.00% 6/1/2041[10]		43	44
Fannie Mae Pool #MA4387 2.00% 7/1/2041[10]		115,020	98,178
Fannie Mae Pool #FM7690 2.00% 7/1/2041[10]		33,417	28,546
Fannie Mae Pool #BT5941 2.00% 7/1/2041[10]		13,103	11,185
Fannie Mae Pool #MA4407 2.00% 8/1/2041[10]		250,389	213,566
Fannie Mae Pool #FM8120 2.00% 8/1/2041[10]		22,687	19,424
Fannie Mae Pool #AI5172 4.00% 8/1/2041[10]		412	394
Fannie Mae Pool #AL0658 4.50% 8/1/2041[10]		583	576
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[10]		124	119
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[10]		601	605
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[10]		331	318
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[10]		349	336
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[10]		433	437
Fannie Mae Pool #AE1277 5.00% 11/1/2041[10]		115	115
Fannie Mae Pool #MA4501 2.00% 12/1/2041[10]		74,907	63,427
Fannie Mae Pool #AB4050 4.00% 12/1/2041[10]		664	639
Fannie Mae Pool #AJ7471 4.00% 12/1/2041[10]		399	384
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[10]		391	376
Fannie Mae Pool #AE1283 5.00% 12/1/2041[10]		71	71
Fannie Mae Pool #MA4540 2.00% 2/1/2042[10]		33,213	28,243
Fannie Mae Pool #890407 4.00% 2/1/2042[10]		906	872
Fannie Mae Pool #AE1290 5.00% 2/1/2042[10]		135	136
Fannie Mae Pool #MA4570 2.00% 3/1/2042[10]		18,973	16,074
Fannie Mae Pool #AK6740 4.00% 3/1/2042[10]		3,410	3,297
Fannie Mae Pool #AL2745 4.00% 3/1/2042[10]		2,697	2,595
Fannie Mae Pool #AK4949 4.00% 3/1/2042[10]		197	189
Fannie Mae Pool #MA4586 2.00% 4/1/2042[10]		6,160	5,236
Fannie Mae Pool #AX3703 4.00% 9/1/2042[10]		3,863	3,716
Fannie Mae Pool #AR1512 3.50% 1/1/2043[10]		504	472
Fannie Mae Pool #MA4908 6.00% 1/1/2043[10]		63	64
Fannie Mae Pool #AT0412 3.50% 3/1/2043[10]		233	218

The Bond Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AT0300 3.50% 3/1/2043[10]	USD	65	$61
Fannie Mae Pool #AT3954 3.50% 4/1/2043[10]		108	101
Fannie Mae Pool #AT2683 4.00% 5/1/2043[10]		1,850	1,780
Fannie Mae Pool #AT5898 3.00% 6/1/2043[10]		15,542	14,042
Fannie Mae Pool #AL3829 3.50% 6/1/2043[10]		2,222	2,084
Fannie Mae Pool #AT7161 3.50% 6/1/2043[10]		788	736
Fannie Mae Pool #AV0786 4.00% 11/1/2043[10]		2,948	2,834
Fannie Mae Pool #AL8421 3.50% 1/1/2044[10]		12,795	11,983
Fannie Mae Pool #AX0817 4.00% 9/1/2044[10]		191	185
Fannie Mae Pool #AX8521 3.50% 12/1/2044[10]		329	307
Fannie Mae Pool #AY1829 3.50% 12/1/2044[10]		103	96
Fannie Mae Pool #BE5009 3.50% 1/1/2045[10]		691	644
Fannie Mae Pool #BE5017 3.50% 2/1/2045[10]		1,216	1,132
Fannie Mae Pool #FM9416 3.50% 7/1/2045[10]		6,953	6,472
Fannie Mae Pool #AZ7366 4.00% 11/1/2045[10]		17,072	16,328
Fannie Mae Pool #AS6348 4.00% 12/1/2045[10]		2,982	2,850
Fannie Mae Pool #AS6839 4.00% 3/1/2046[10]		3,845	3,674
Fannie Mae Pool #BC1352 4.00% 3/1/2046[10]		1,157	1,105
Fannie Mae Pool #AL8522 3.50% 5/1/2046[10]		29	27
Fannie Mae Pool #BC8647 4.50% 6/1/2046[10]		264	256
Fannie Mae Pool #BD1968 4.00% 7/1/2046[10]		32	31
Fannie Mae Pool #BD1550 4.50% 7/1/2046[10]		248	244
Fannie Mae Pool #BD7600 4.50% 9/1/2046[10]		79	77
Fannie Mae Pool #BD9236 3.50% 10/1/2046[10]		324	299
Fannie Mae Pool #MA2809 4.50% 10/1/2046[10]		708	673
Fannie Mae Pool #MA2821 4.50% 10/1/2046[10]		313	300
Fannie Mae Pool #BD9248 4.50% 10/1/2046[10]		227	222
Fannie Mae Pool #AS8310 3.00% 11/1/2046[10]		538	485
Fannie Mae Pool #MA2833 3.00% 12/1/2046[10]		36	33
Fannie Mae Pool #BC9077 3.50% 12/1/2046[10]		16,138	14,961
Fannie Mae Pool #BD2440 3.50% 1/1/2047[10]		1,752	1,622
Fannie Mae Pool #BM1179 3.00% 4/1/2047[10]		629	563
Fannie Mae Pool #BH0876 4.50% 4/1/2047[10]		2,468	2,424
Fannie Mae Pool #MA3002 4.50% 4/1/2047[10]		438	417
Fannie Mae Pool #BE8740 3.50% 5/1/2047[10]		1,084	1,004
Fannie Mae Pool #BE8742 3.50% 5/1/2047[10]		330	306
Fannie Mae Pool #BH2846 3.50% 5/1/2047[10]		153	142
Fannie Mae Pool #BH2848 3.50% 5/1/2047[10]		134	125
Fannie Mae Pool #BH2847 3.50% 5/1/2047[10]		68	63
Fannie Mae Pool #BH3122 4.00% 6/1/2047[10]		69	66
Fannie Mae Pool #BD3554 4.00% 7/1/2047[10]		902	855
Fannie Mae Pool #256893 7.00% 8/1/2047[10]		10	10
Fannie Mae Pool #CA0453 4.00% 9/1/2047[10]		6,264	5,977
Fannie Mae Pool #CA0770 3.50% 11/1/2047[10]		170	157
Fannie Mae Pool #BJ3525 4.50% 11/1/2047[10]		1,056	1,036
Fannie Mae Pool #CA0854 3.50% 12/1/2047[10]		12,967	11,975
Fannie Mae Pool #MA3211 4.00% 12/1/2047[10]		3,418	3,269
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[10]		1,897	1,813
Fannie Mae Pool #BM4413 4.50% 12/1/2047[10]		4,823	4,736
Fannie Mae Pool #BJ3558 4.50% 12/1/2047[10]		1,638	1,608
Fannie Mae Pool #BJ3581 4.50% 12/1/2047[10]		535	526
Fannie Mae Pool #CA1189 3.50% 2/1/2048[10]		1,327	1,228
Fannie Mae Pool #BK0163 4.50% 2/1/2048[10]		1,334	1,307
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[10]		825	764
Fannie Mae Pool #CA1532 3.50% 4/1/2048[10]		5,230	4,850
Fannie Mae Pool #BK5232 4.00% 5/1/2048[10]		1,010	966
Fannie Mae Pool #BK6840 4.00% 6/1/2048[10]		1,350	1,291
Fannie Mae Pool #BF0293 3.00% 7/1/2048[10]		6,609	5,892
Fannie Mae Pool #CA2102 5.00% 7/1/2048[10]		451	449
Fannie Mae Pool #BF0318 3.50% 8/1/2048[10]		31,124	28,754
Fannie Mae Pool #BK9743 4.00% 8/1/2048[10]		419	401
Fannie Mae Pool #BK9761 4.50% 8/1/2048[10]		274	269
Fannie Mae Pool #CA2166 4.50% 8/1/2048[10]		14	14
Fannie Mae Pool #CA2850 4.00% 12/1/2048[10]		2,491	2,396
Fannie Mae Pool #BF0320 5.50% 1/1/2049[10]		5,838	6,075
Fannie Mae Pool #FM3280 3.50% 5/1/2049[10]		1,819	1,694
Fannie Mae Pool #BN6708 3.50% 6/1/2049[10]		8,618	7,966

34	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM1062 3.50% 6/1/2049[10]	USD	8,528	$7,915
Fannie Mae Pool #CA3807 3.00% 7/1/2049[10]		1,245	1,113
Fannie Mae Pool #CA3806 3.00% 7/1/2049[10]		832	745
Fannie Mae Pool #CA4021 3.50% 8/1/2049[10]		24,156	22,290
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[10]		2,253	2,084
Fannie Mae Pool #FM2318 3.50% 9/1/2049[10]		41,845	38,632
Fannie Mae Pool #CA4151 3.50% 9/1/2049[10]		11,180	10,425
Fannie Mae Pool #FM1443 3.50% 9/1/2049[10]		6,325	5,851
Fannie Mae Pool #FM1913 4.00% 9/1/2049[10]		1,626	1,552
Fannie Mae Pool #FM1963 4.00% 11/1/2049[10]		37,663	35,998
Fannie Mae Pool #CA4802 3.50% 12/1/2049[10]		23,499	21,749
Fannie Mae Pool #CA5338 3.00% 3/1/2050[10]		11,815	10,439
Fannie Mae Pool #FM2664 3.50% 3/1/2050[10]		27,114	25,008
Fannie Mae Pool #CA5506 3.00% 4/1/2050[10]		48,001	42,851
Fannie Mae Pool #BP1948 3.00% 4/1/2050[10]		15,935	14,168
Fannie Mae Pool #BP1954 3.50% 4/1/2050[10]		18,419	16,984
Fannie Mae Pool #CA5968 2.50% 6/1/2050[10]		43,895	37,735
Fannie Mae Pool #CA6309 3.00% 7/1/2050[10]		43,603	38,997
Fannie Mae Pool #CA6349 3.00% 7/1/2050[10]		14,564	12,909
Fannie Mae Pool #CA6593 2.50% 8/1/2050[10]		13,629	11,724
Fannie Mae Pool #CA6740 3.00% 8/1/2050[10]		8,644	7,659
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[10]		18,416	15,160
Fannie Mae Pool #BP6715 2.00% 9/1/2050[10]		7	6
Fannie Mae Pool #FM4256 2.50% 9/1/2050[10]		32,647	28,118
Fannie Mae Pool #CA7028 2.50% 9/1/2050[10]		7,305	6,283
Fannie Mae Pool #CA7052 3.00% 9/1/2050[10]		3,247	2,879
Fannie Mae Pool #CA7325 2.00% 10/1/2050[10]		37,311	30,912
Fannie Mae Pool #CA7257 2.50% 10/1/2050[10]		2,566	2,208
Fannie Mae Pool #CA7381 3.00% 10/1/2050[10]		13,299	11,784
Fannie Mae Pool #CA7739 2.50% 11/1/2050[10]		97,367	82,789
Fannie Mae Pool #CA7603 2.50% 11/1/2050[10]		55,846	47,729
Fannie Mae Pool #CA7599 2.50% 11/1/2050[10]		4,590	3,952
Fannie Mae Pool #MA4208 2.00% 12/1/2050[10]		88,777	73,089
Fannie Mae Pool #CA8108 2.00% 12/1/2050[10]		1,058	871
Fannie Mae Pool #CA8130 2.50% 12/1/2050[10]		20,218	17,280
Fannie Mae Pool #FM5173 2.50% 12/1/2050[10]		9,181	7,841
Fannie Mae Pool #CA8044 2.50% 12/1/2050[10]		8,269	7,068
Fannie Mae Pool #CA8285 3.00% 12/1/2050[10]		55,581	49,684
Fannie Mae Pool #CA8046 3.00% 12/1/2050[10]		38,201	34,257
Fannie Mae Pool #FM5166 3.00% 12/1/2050[10]		8,977	7,954
Fannie Mae Pool #MA4237 2.00% 1/1/2051[10]		254,825	209,780
Fannie Mae Pool #CA8623 3.00% 1/1/2051[10]		91,870	81,265
Fannie Mae Pool #BR2666 2.00% 2/1/2051[10]		3,407	2,818
Fannie Mae Pool #CA8820 2.00% 2/1/2051[10]		2,019	1,660
Fannie Mae Pool #CA8828 2.50% 2/1/2051[10]		41,017	35,291
Fannie Mae Pool #FM5778 2.50% 2/1/2051[10]		10,006	8,545
Fannie Mae Pool #CA8969 3.00% 2/1/2051[10]		5,018	4,445
Fannie Mae Pool #FM6548 2.00% 3/1/2051[10]		36,817	30,500
Fannie Mae Pool #MA4282 2.50% 3/1/2051[10]		10,897	9,299
Fannie Mae Pool #CA9391 3.00% 3/1/2051[10]		194,497	172,103
Fannie Mae Pool #CB0290 2.00% 4/1/2051[10]		165,735	136,272
Fannie Mae Pool #MA4305 2.00% 4/1/2051[10]		221	181
Fannie Mae Pool #MA4306 2.50% 4/1/2051[10]		30,779	26,259
Fannie Mae Pool #CB0041 3.00% 4/1/2051[10]		56,237	50,103
Fannie Mae Pool #CB0191 3.00% 4/1/2051[10]		25,755	22,822
Fannie Mae Pool #CB0046 3.00% 4/1/2051[10]		8,942	7,905
Fannie Mae Pool #CB0193 3.00% 4/1/2051[10]		3,168	2,807
Fannie Mae Pool #CB0449 2.00% 5/1/2051[10]		42,634	34,924
Fannie Mae Pool #BR1035 2.00% 5/1/2051[10]		131	107
Fannie Mae Pool #CB0457 2.50% 5/1/2051[10]		5,155	4,406
Fannie Mae Pool #FM7803 2.00% 6/1/2051[10]		4,377	3,621
Fannie Mae Pool #BT3317 2.50% 6/1/2051[10]		5,454	4,669
Fannie Mae Pool #FM7694 3.00% 6/1/2051[10]		19,884	17,673
Fannie Mae Pool #FM7687 3.00% 6/1/2051[10]		7,780	6,922
Fannie Mae Pool #FM7909 3.00% 6/1/2051[10]		2,507	2,221
Fannie Mae Pool #BR2095 2.50% 7/1/2051[10]		55,497	47,326
Fannie Mae Pool #FM7900 2.50% 7/1/2051[10]		4,121	3,540

The Bond Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BR2219 2.50% 8/1/2051[10]	USD	114,409	$97,564
Fannie Mae Pool #FM8442 2.50% 8/1/2051[10]		61,002	52,023
Fannie Mae Pool #FS1057 2.50% 8/1/2051[10]		1,077	919
Fannie Mae Pool #CB1304 3.00% 8/1/2051[10]		20,571	18,299
Fannie Mae Pool #CB1527 2.50% 9/1/2051[10]		15,024	12,830
Fannie Mae Pool #BT4537 3.50% 9/1/2051[10]		406	371
Fannie Mae Pool #FS4628 3.00% 10/1/2051[10]		28,296	25,072
Fannie Mae Pool #BU1498 3.50% 10/1/2051[10]		347	317
Fannie Mae Pool #MA4465 2.00% 11/1/2051[10]		45,182	36,946
Fannie Mae Pool #FS0965 2.00% 11/1/2051[10]		1,047	862
Fannie Mae Pool #FM9492 2.50% 11/1/2051[10]		21,933	18,848
Fannie Mae Pool #FM9694 2.50% 11/1/2051[10]		11,579	9,988
Fannie Mae Pool #FM9632 3.00% 11/1/2051[10]		16,321	14,502
Fannie Mae Pool #FM9810 3.00% 11/1/2051[10]		7,999	7,074
Fannie Mae Pool #FM9631 3.00% 11/1/2051[10]		6,940	6,165
Fannie Mae Pool #CB2292 3.00% 11/1/2051[10]		2,016	1,794
Fannie Mae Pool #BU3013 3.50% 11/1/2051[10]		411	376
Fannie Mae Pool #BU5976 4.00% 11/1/2051[10]		61	58
Fannie Mae Pool #CB2319 2.50% 12/1/2051[10]		63,248	54,248
Fannie Mae Pool #FS0433 2.50% 12/1/2051[10]		55,063	47,781
Fannie Mae Pool #CB2371 2.50% 12/1/2051[10]		38,577	33,077
Fannie Mae Pool #CB2372 2.50% 12/1/2051[10]		30,346	26,003
Fannie Mae Pool #BT9510 2.50% 12/1/2051[10]		24,657	21,168
Fannie Mae Pool #BT9483 2.50% 12/1/2051[10]		23,807	20,428
Fannie Mae Pool #CB2286 2.50% 12/1/2051[10]		18,570	15,911
Fannie Mae Pool #FM9804 2.50% 12/1/2051[10]		12,400	10,663
Fannie Mae Pool #CB2373 2.50% 12/1/2051[10]		11,487	9,846
Fannie Mae Pool #CB2375 2.50% 12/1/2051[10]		10,167	8,698
Fannie Mae Pool #MA4493 2.50% 12/1/2051[10]		3,297	2,803
Fannie Mae Pool #CB2414 3.00% 12/1/2051[10]		33,871	30,149
Fannie Mae Pool #FM9976 3.00% 12/1/2051[10]		15,747	14,057
Fannie Mae Pool #CB2293 3.00% 12/1/2051[10]		1,991	1,770
Fannie Mae Pool #BT9498 3.50% 12/1/2051[10]		9,569	8,750
Fannie Mae Pool #BU8404 3.50% 12/1/2051[10]		495	452
Fannie Mae Pool #BU8481 3.50% 12/1/2051[10]		27	25
Fannie Mae Pool #CB2544 3.00% 1/1/2052[10]		33,204	29,493
Fannie Mae Pool #FS0454 3.00% 1/1/2052[10]		8,212	7,266
Fannie Mae Pool #FS0972 3.50% 1/1/2052[10]		29,081	26,984
Fannie Mae Pool #FS0268 3.50% 1/1/2052[10]		1,022	932
Fannie Mae Pool #BV0783 3.50% 1/1/2052[10]		860	796
Fannie Mae Pool #BV0790 3.50% 1/1/2052[10]		719	656
Fannie Mae Pool #BU7425 3.50% 1/1/2052[10]		395	361
Fannie Mae Pool #BU7427 3.50% 1/1/2052[10]		57	53
Fannie Mae Pool #BV3076 2.00% 2/1/2052[10]		141,035	115,335
Fannie Mae Pool #BV3080 2.00% 2/1/2052[10]		114,930	94,006
Fannie Mae Pool #CB2765 2.00% 2/1/2052[10]		59,079	48,550
Fannie Mae Pool #BU1330 2.50% 2/1/2052[10]		22,628	19,426
Fannie Mae Pool #BU7285 2.50% 2/1/2052[10]		1,664	1,425
Fannie Mae Pool #BU7294 3.50% 2/1/2052[10]		59	53
Fannie Mae Pool #BV3316 3.50% 3/1/2052[10]		47	43
Fannie Mae Pool #FS2448 2.00% 5/1/2052[10]		22,435	18,365
Fannie Mae Pool #BV9644 2.50% 5/1/2052[10]		392	333
Fannie Mae Pool #BV7810 3.50% 5/1/2052[10]		293	267
Fannie Mae Pool #CB4135 5.00% 7/1/2052[10]		187	183
Fannie Mae Pool #BW5402 5.50% 7/1/2052[10]		621	621
Fannie Mae Pool #MA4737 5.00% 8/1/2052[10]		713	700
Fannie Mae Pool #CB5019 5.00% 8/1/2052[10]		203	199
Fannie Mae Pool #MA4732 4.00% 9/1/2052[10]		137	129
Fannie Mae Pool #BW9049 4.50% 9/1/2052[10]		445	430
Fannie Mae Pool #BW5232 4.50% 10/1/2052[10]		3,361	3,233
Fannie Mae Pool #CB5405 4.50% 10/1/2052[10]		3,255	3,131
Fannie Mae Pool #BW8175 4.50% 10/1/2052[10]		2,154	2,073
Fannie Mae Pool #BW1289 5.50% 10/1/2052[10]		24,907	24,871
Fannie Mae Pool #BW1243 5.50% 10/1/2052[10]		23,291	23,267
Fannie Mae Pool #BW5182 4.50% 11/1/2052[10]		2,763	2,658
Fannie Mae Pool #BX1748 4.50% 12/1/2052[10]		2,986	2,872
Fannie Mae Pool #MA4842 5.50% 12/1/2052[10]		43,091	43,030

36	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BX2476 5.50% 12/1/2052[10]	USD	7,186		$7,176
Fannie Mae Pool #CB5778 6.00% 12/1/2052[10]		1,577		1,594
Fannie Mae Pool #MA4877 6.50% 12/1/2052[10]		—	[6]	—	[6]
Fannie Mae Pool #FS4947 4.00% 1/1/2053[10]		225		211
Fannie Mae Pool #MA4867 4.50% 1/1/2053[10]		13,140		12,641
Fannie Mae Pool #BX6633 5.50% 1/1/2053[10]		500		499
Fannie Mae Pool #MA4894 6.00% 1/1/2053[10]		297,912		300,661
Fannie Mae Pool #BX5931 6.00% 1/1/2053[10]		5,786		5,839
Fannie Mae Pool #BX5040 6.00% 1/1/2053[10]		2,910		2,937
Fannie Mae Pool #BX4070 6.00% 1/1/2053[10]		2,056		2,077
Fannie Mae Pool #BX5666 6.00% 1/1/2053[10]		1,306		1,318
Fannie Mae Pool #FS3411 6.00% 1/1/2053[10]		56		57
Fannie Mae Pool #CB5525 6.00% 1/1/2053[10]		53		53
Fannie Mae Pool #MA4917 4.50% 2/1/2053[10]		2,742		2,638
Fannie Mae Pool #MA4919 5.50% 2/1/2053[10]		54,788		54,552
Fannie Mae Pool #BX6216 5.50% 2/1/2053[10]		858		856
Fannie Mae Pool #MA4920 6.00% 2/1/2053[10]		219,296		221,319
Fannie Mae Pool #BX8515 5.50% 3/1/2053[10]		4,984		4,967
Fannie Mae Pool #BX7779 5.50% 3/1/2053[10]		4,000		3,983
Fannie Mae Pool #BX8514 5.50% 3/1/2053[10]		2,000		1,994
Fannie Mae Pool #BX9431 5.50% 3/1/2053[10]		2,000		1,991
Fannie Mae Pool #FS4774 5.50% 3/1/2053[10]		945		941
Fannie Mae Pool #BX8389 5.50% 3/1/2053[10]		500		498
Fannie Mae Pool #FS4152 5.50% 3/1/2053[10]		386		384
Fannie Mae Pool #BX8835 5.50% 3/1/2053[10]		357		355
Fannie Mae Pool #MA4942 6.00% 3/1/2053[10]		272,883		275,401
Fannie Mae Pool #MA4977 4.50% 4/1/2053[10]		4,702		4,523
Fannie Mae Pool #MA4979 5.50% 4/1/2053[10]		90,619		90,235
Fannie Mae Pool #BY0003 5.50% 4/1/2053[10]		6,999		6,970
Fannie Mae Pool #BY0007 5.50% 4/1/2053[10]		3,028		3,015
Fannie Mae Pool #BX8556 5.50% 4/1/2053[10]		2,000		1,994
Fannie Mae Pool #BX9116 5.50% 4/1/2053[10]		2,000		1,991
Fannie Mae Pool #BW5286 5.50% 4/1/2053[10]		52		52
Fannie Mae Pool #MA4980 6.00% 4/1/2053[10]		169,663		171,228
Fannie Mae Pool #BW5278 6.00% 4/1/2053[10]		3,242		3,272
Fannie Mae Pool #MA4981 6.50% 4/1/2053[10]		9,562		9,770
Fannie Mae Pool #CB6106 6.50% 4/1/2053[10]		6,324		6,525
Fannie Mae Pool #FS4563 5.00% 5/1/2053[10]		11,933		11,706
Fannie Mae Pool #MA5010 5.50% 5/1/2053[10]		148,357		147,728
Fannie Mae Pool #BY1223 5.50% 5/1/2053[10]		7,580		7,548
Fannie Mae Pool #BY0204 5.50% 5/1/2053[10]		4,000		3,983
Fannie Mae Pool #BY0091 5.50% 5/1/2053[10]		3,000		2,987
Fannie Mae Pool #BY3208 5.50% 5/1/2053[10]		250		249
Fannie Mae Pool #MA5011 6.00% 5/1/2053[10]		527,613		532,481
Fannie Mae Pool #MA5039 5.50% 6/1/2053[10]		172,123		171,393
Fannie Mae Pool #FS5192 5.50% 6/1/2053[10]		70,029		69,871
Fannie Mae Pool #BY3337 5.50% 6/1/2053[10]		6,614		6,586
Fannie Mae Pool #BY4223 5.50% 6/1/2053[10]		236		235
Fannie Mae Pool #MA5040 6.00% 6/1/2053[10]		125,837		126,999
Fannie Mae Pool #CB6485 6.00% 6/1/2053[10]		34,001		34,315
Fannie Mae Pool #CB6486 6.00% 6/1/2053[10]		21,033		21,309
Fannie Mae Pool #CB6465 6.00% 6/1/2053[10]		15,013		15,191
Fannie Mae Pool #BO9414 6.00% 6/1/2053[10]		5,390		5,439
Fannie Mae Pool #BY4290 6.00% 6/1/2053[10]		1,000		1,009
Fannie Mae Pool #CB6491 6.50% 6/1/2053[10]		30,542		31,363
Fannie Mae Pool #MA5044 6.50% 6/1/2053[10]		18,054		18,446
Fannie Mae Pool #FS4652 6.50% 6/1/2053[10]		12,594		12,875
Fannie Mae Pool #CB6490 6.50% 6/1/2053[10]		10,349		10,577
Fannie Mae Pool #CB6468 6.50% 6/1/2053[10]		7,549		7,734
Fannie Mae Pool #MA5071 5.00% 7/1/2053[10]		102,758		100,746
Fannie Mae Pool #MA5072 5.50% 7/1/2053[10]		273,250		272,091
Fannie Mae Pool #MA5073 6.00% 7/1/2053[10]		25,701		25,938
Fannie Mae Pool #BF0145 3.50% 3/1/2057[10]		14,927		13,697
Fannie Mae Pool #BF0264 3.50% 5/1/2058[10]		14,642		13,362
Fannie Mae Pool #BF0299 3.50% 8/1/2058[10]		24,342		22,215
Fannie Mae Pool #BF0379 3.50% 4/1/2059[10]		37,540		34,259
Fannie Mae Pool #BM6693 3.50% 8/1/2059[10]		27,211		24,836

The Bond Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BF0481 3.50% 6/1/2060[10]	USD	61,595		$56,218
Fannie Mae Pool #BF0480 3.50% 6/1/2060[10]		39,538		36,283
Fannie Mae Pool #BF0497 3.00% 7/1/2060[10]		48,584		41,508
Fannie Mae Pool #BF0548 3.00% 7/1/2061[10]		24,454		21,217
Fannie Mae Pool #BF0563 4.00% 9/1/2061[10]		11,651		11,057
Fannie Mae Pool #BF0585 4.50% 12/1/2061[10]		8,840		8,533
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[3,10]		—	[6]	—	[6]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[3,10]		—	[6]	—	[6]
Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028[2,10]		240		90
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[10]		46		49
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[10]		337		338
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[10]		128		130
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[10]		481		511
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[10]		789		798
Fannie Mae, Series 2002-W1, Class 2A, 4.782% 2/25/2042[3,10]		637		614
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.554% 12/25/2026[3,10]		7		7
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.165% 6/25/2027[3,10]		3,292		3,107
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 3.06% 9/25/2027[3,10]		3,426		3,214
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 1/25/2029[10]		421		394
Fannie Mae, Series 2018-M12, Class A2, Multi Family, 3.758% 8/25/2030[3,10]		3,050		2,878
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[10]		259		237
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[10]		343		284
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[10]		119		103
Freddie Mac Pool #ZA6869 5.50% 9/1/2024[10]		1		1
Freddie Mac Pool #ZA1886 5.00% 6/1/2025[10]		77		76
Freddie Mac Pool #ZS8948 6.50% 3/1/2026[10]		13		13
Freddie Mac Pool #ZS8801 6.50% 3/1/2026[10]		10		10
Freddie Mac Pool #ZA1940 6.50% 4/1/2026[10]		11		12
Freddie Mac Pool #ZA1955 6.50% 9/1/2026[10]		3		3
Freddie Mac Pool #ZA1959 6.50% 10/1/2026[10]		3		3
Freddie Mac Pool #ZA0583 6.50% 3/1/2029[10]		—	[6]	—	[6]
Freddie Mac Pool #D98356 4.50% 5/1/2030[10]		50		49
Freddie Mac Pool #ZT0799 5.00% 9/1/2031[10]		70		70
Freddie Mac Pool #A15120 5.50% 10/1/2033[10]		2		2
Freddie Mac Pool #G30911 4.00% 3/1/2036[10]		2,482		2,396
Freddie Mac Pool #K93532 4.00% 4/1/2036[10]		755		729
Freddie Mac Pool #C91883 4.00% 6/1/2036[10]		377		364
Freddie Mac Pool #A56076 5.50% 1/1/2037[10]		7		7
Freddie Mac Pool #C91917 3.00% 2/1/2037[10]		496		459
Freddie Mac Pool #G04804 4.50% 5/1/2037[10]		1,226		1,212
Freddie Mac Pool #C91948 4.00% 7/1/2037[10]		2,963		2,860
Freddie Mac Pool #ZS1566 6.50% 8/1/2037[10]		1		2
Freddie Mac Pool #G03695 5.50% 11/1/2037[10]		2		2
Freddie Mac Pool #G08248 5.50% 2/1/2038[10]		29		30
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[10]		44,550		41,110
Freddie Mac Pool #G05196 5.50% 10/1/2038[10]		2		2
Freddie Mac Pool #G05267 5.50% 12/1/2038[10]		2		2
Freddie Mac Pool #A87873 5.00% 8/1/2039[10]		2,187		2,194
Freddie Mac Pool #G06020 5.50% 12/1/2039[10]		4		4
Freddie Mac Pool #G05860 5.50% 2/1/2040[10]		12		12
Freddie Mac Pool #G05937 4.50% 8/1/2040[10]		4,594		4,545
Freddie Mac Pool #RB5071 2.00% 9/1/2040[10]		7,236		6,210
Freddie Mac Pool #A93948 4.50% 9/1/2040[10]		6		6
Freddie Mac Pool #SC0113 2.00% 12/1/2040[10]		6,069		5,200
Freddie Mac Pool #RB5105 2.00% 3/1/2041[10]		127,954		109,614
Freddie Mac Pool #SC0149 2.00% 3/1/2041[10]		24,597		21,065
Freddie Mac Pool #G06868 4.50% 4/1/2041[10]		5		5
Freddie Mac Pool #RB5114 2.00% 6/1/2041[10]		118,763		101,446
Freddie Mac Pool #RB0544 2.00% 6/1/2041[10]		29,385		25,119
Freddie Mac Pool #SC0169 2.00% 6/1/2041[10]		10,592		9,041
Freddie Mac Pool #G06648 5.00% 6/1/2041[10]		610		615
Freddie Mac Pool #Q01658 5.00% 6/1/2041[10]		229		228
Freddie Mac Pool #G06841 5.50% 6/1/2041[10]		16		16
Freddie Mac Pool #RB5118 2.00% 7/1/2041[10]		147,661		126,037
Freddie Mac Pool #SC0148 2.00% 7/1/2041[10]		80,360		68,642
Freddie Mac Pool #Q01992 4.50% 7/1/2041[10]		37		36
Freddie Mac Pool #RB5121 2.00% 8/1/2041[10]		230,217		196,361

38	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q02705 4.50% 8/1/2041[10]	USD	1,974	$1,953
Freddie Mac Pool #G06956 4.50% 8/1/2041[10]		481	476
Freddie Mac Pool #G06769 4.50% 8/1/2041[10]		201	198
Freddie Mac Pool #SC0175 2.00% 9/1/2041[10]		20,944	17,890
Freddie Mac Pool #QK1181 2.00% 11/1/2041[10]		11,788	10,030
Freddie Mac Pool #RB5138 2.00% 12/1/2041[10]		78,844	67,053
Freddie Mac Pool #RB5145 2.00% 2/1/2042[10]		16,059	13,656
Freddie Mac Pool #RB5148 2.00% 3/1/2042[10]		63,805	54,245
Freddie Mac Pool #RB5153 2.00% 4/1/2042[10]		20,343	17,228
Freddie Mac Pool #Q15874 4.00% 2/1/2043[10]		44	42
Freddie Mac Pool #Q17696 3.50% 4/1/2043[10]		552	518
Freddie Mac Pool #Q18236 3.50% 5/1/2043[10]		762	715
Freddie Mac Pool #Q19133 3.50% 6/1/2043[10]		618	577
Freddie Mac Pool #Q22946 4.00% 11/1/2043[10]		4,301	4,116
Freddie Mac Pool #Q28558 3.50% 9/1/2044[10]		2,685	2,506
Freddie Mac Pool #760012 3.113% 4/1/2045[3,10]		614	595
Freddie Mac Pool #760013 3.208% 4/1/2045[3,10]		352	343
Freddie Mac Pool #760014 2.73% 8/1/2045[3,10]		1,731	1,648
Freddie Mac Pool #G60138 3.50% 8/1/2045[10]		563	526
Freddie Mac Pool #G60238 3.50% 10/1/2045[10]		13,573	12,654
Freddie Mac Pool #V81992 4.00% 10/1/2045[10]		518	493
Freddie Mac Pool #G60344 4.00% 12/1/2045[10]		10,380	9,942
Freddie Mac Pool #T65375 3.50% 7/1/2046[10]		105	96
Freddie Mac Pool #Q42034 4.50% 7/1/2046[10]		197	193
Freddie Mac Pool #G67700 3.50% 8/1/2046[10]		5,013	4,671
Freddie Mac Pool #Q42633 4.50% 8/1/2046[10]		262	256
Freddie Mac Pool #Q43312 4.50% 9/1/2046[10]		473	462
Freddie Mac Pool #Q43461 4.50% 10/1/2046[10]		260	255
Freddie Mac Pool #Q44689 4.50% 12/1/2046[10]		365	357
Freddie Mac Pool #760015 2.568% 1/1/2047[3,10]		1,938	1,838
Freddie Mac Pool #Q47615 3.50% 4/1/2047[10]		1,001	925
Freddie Mac Pool #Q47620 4.00% 4/1/2047[10]		7,477	7,183
Freddie Mac Pool #Q47828 4.50% 5/1/2047[10]		253	247
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[10]		71	65
Freddie Mac Pool #Q51622 3.50% 10/1/2047[10]		1,162	1,075
Freddie Mac Pool #Q52069 3.50% 11/1/2047[10]		1,445	1,338
Freddie Mac Pool #G61733 3.00% 12/1/2047[10]		4,917	4,409
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[10]		8,057	7,440
Freddie Mac Pool #Q52613 4.00% 12/1/2047[10]		4,650	4,451
Freddie Mac Pool #G08793 4.00% 12/1/2047[10]		3,017	2,881
Freddie Mac Pool #Q52596 4.50% 12/1/2047[10]		1,608	1,579
Freddie Mac Pool #Q53878 4.00% 1/1/2048[10]		4,429	4,238
Freddie Mac Pool #G67709 3.50% 3/1/2048[10]		24,333	22,558
Freddie Mac Pool #Q54709 3.50% 3/1/2048[10]		1,068	987
Freddie Mac Pool #Q54701 3.50% 3/1/2048[10]		1,029	951
Freddie Mac Pool #Q54700 3.50% 3/1/2048[10]		783	725
Freddie Mac Pool #Q54781 3.50% 3/1/2048[10]		700	649
Freddie Mac Pool #Q55056 3.50% 3/1/2048[10]		671	621
Freddie Mac Pool #Q54782 3.50% 3/1/2048[10]		635	587
Freddie Mac Pool #Q54699 3.50% 3/1/2048[10]		403	374
Freddie Mac Pool #Q54831 3.50% 3/1/2048[10]		343	319
Freddie Mac Pool #Q54698 3.50% 3/1/2048[10]		286	267
Freddie Mac Pool #G67711 4.00% 3/1/2048[10]		22,920	21,930
Freddie Mac Pool #G08805 4.00% 3/1/2048[10]		1,075	1,024
Freddie Mac Pool #Q55060 3.50% 4/1/2048[10]		220	203
Freddie Mac Pool #Q55971 4.00% 5/1/2048[10]		974	933
Freddie Mac Pool #Q56175 4.00% 5/1/2048[10]		884	847
Freddie Mac Pool #Q55970 4.00% 5/1/2048[10]		428	412
Freddie Mac Pool #Q56590 3.50% 6/1/2048[10]		545	504
Freddie Mac Pool #Q56589 3.50% 6/1/2048[10]		338	313
Freddie Mac Pool #Q56591 3.50% 6/1/2048[10]		189	176
Freddie Mac Pool #Q56599 4.00% 6/1/2048[10]		1,374	1,316
Freddie Mac Pool #Q57242 4.50% 7/1/2048[10]		358	350
Freddie Mac Pool #G61628 3.50% 9/1/2048[10]		145	134
Freddie Mac Pool #Q58411 4.50% 9/1/2048[10]		2,742	2,693
Freddie Mac Pool #Q58436 4.50% 9/1/2048[10]		1,522	1,493
Freddie Mac Pool #Q58378 4.50% 9/1/2048[10]		1,045	1,023

The Bond Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[10]	USD	1,656	$1,580
Freddie Mac Pool #QA0284 3.50% 6/1/2049[10]		3,643	3,370
Freddie Mac Pool #QA1885 3.50% 8/1/2049[10]		4,859	4,487
Freddie Mac Pool #QA2748 3.50% 9/1/2049[10]		975	902
Freddie Mac Pool #SD7508 3.50% 10/1/2049[10]		61,090	56,438
Freddie Mac Pool #RA1580 3.50% 10/1/2049[10]		7,781	7,256
Freddie Mac Pool #RA1463 3.50% 10/1/2049[10]		7,580	7,068
Freddie Mac Pool #QA4692 3.00% 11/1/2049[10]		18,937	16,905
Freddie Mac Pool #QA4673 3.00% 11/1/2049[10]		7,897	7,057
Freddie Mac Pool #SD0185 3.00% 12/1/2049[10]		4,585	4,089
Freddie Mac Pool #QA5125 3.50% 12/1/2049[10]		22,512	20,836
Freddie Mac Pool #SD0234 3.00% 1/1/2050[10]		28,820	25,699
Freddie Mac Pool #SD0187 3.00% 1/1/2050[10]		12,576	11,239
Freddie Mac Pool #RA2319 3.00% 3/1/2050[10]		18,730	16,548
Freddie Mac Pool #RA2596 2.50% 5/1/2050[10]		3,931	3,379
Freddie Mac Pool #SD7517 3.00% 5/1/2050[10]		29,440	26,335
Freddie Mac Pool #QB1368 2.50% 7/1/2050[10]		39,895	34,361
Freddie Mac Pool #RA3384 3.00% 8/1/2050[10]		3,368	2,985
Freddie Mac Pool #SD8090 2.00% 9/1/2050[10]		9,087	7,482
Freddie Mac Pool #RA3506 3.00% 9/1/2050[10]		14,895	13,197
Freddie Mac Pool #SD7525 2.50% 10/1/2050[10]		37,823	32,576
Freddie Mac Pool #SD8106 2.00% 11/1/2050[10]		35,324	29,081
Freddie Mac Pool #RA4070 2.50% 11/1/2050[10]		60,662	51,844
Freddie Mac Pool #RA3987 2.50% 11/1/2050[10]		23,745	20,294
Freddie Mac Pool #RA4352 2.00% 1/1/2051[10]		1,872	1,537
Freddie Mac Pool #QB8605 2.00% 2/1/2051[10]		3,663	3,030
Freddie Mac Pool #SD8128 2.00% 2/1/2051[10]		768	630
Freddie Mac Pool #SD7535 2.50% 2/1/2051[10]		4,363	3,756
Freddie Mac Pool #RA4658 3.00% 2/1/2051[10]		41,200	36,680
Freddie Mac Pool #SD8134 2.00% 3/1/2051[10]		65,904	54,050
Freddie Mac Pool #RA5287 2.00% 5/1/2051[10]		34,748	28,549
Freddie Mac Pool #RA5288 2.00% 5/1/2051[10]		30,701	25,223
Freddie Mac Pool #RA5259 2.50% 5/1/2051[10]		5,051	4,316
Freddie Mac Pool #RA5267 3.00% 5/1/2051[10]		9,547	8,460
Freddie Mac Pool #SD1852 2.50% 6/1/2051[10]		92,954	79,279
Freddie Mac Pool #QC2817 2.50% 6/1/2051[10]		16,859	14,437
Freddie Mac Pool #SD7544 3.00% 7/1/2051[10]		86,463	77,012
Freddie Mac Pool #SD7545 2.50% 9/1/2051[10]		68,634	59,017
Freddie Mac Pool #RA5901 3.00% 9/1/2051[10]		9,849	8,715
Freddie Mac Pool #RA5971 3.00% 9/1/2051[10]		4,342	3,863
Freddie Mac Pool #QC7626 3.00% 9/1/2051[10]		824	730
Freddie Mac Pool #SD8172 2.00% 10/1/2051[10]		56,895	46,524
Freddie Mac Pool #SD2880 3.00% 10/1/2051[10]		55,371	49,047
Freddie Mac Pool #SD0734 3.00% 10/1/2051[10]		26,233	23,335
Freddie Mac Pool #RA6406 2.00% 11/1/2051[10]		136,771	112,080
Freddie Mac Pool #SD7548 2.50% 11/1/2051[10]		14,645	12,567
Freddie Mac Pool #SD1385 2.50% 11/1/2051[10]		11,054	9,493
Freddie Mac Pool #RA6411 2.50% 11/1/2051[10]		887	754
Freddie Mac Pool #RA6347 3.00% 11/1/2051[10]		10,995	9,728
Freddie Mac Pool #RA6483 2.50% 12/1/2051[10]		8,734	7,472
Freddie Mac Pool #QD1946 3.50% 12/1/2051[10]		305	278
Freddie Mac Pool #SD7552 2.50% 1/1/2052[10]		76,103	65,213
Freddie Mac Pool #SD0855 2.50% 1/1/2052[10]		31,214	26,538
Freddie Mac Pool #QD5941 2.50% 1/1/2052[10]		1,450	1,242
Freddie Mac Pool #SD0813 3.00% 1/1/2052[10]		44,393	39,471
Freddie Mac Pool #SD0803 3.00% 1/1/2052[10]		1,843	1,629
Freddie Mac Pool #QD7321 3.50% 1/1/2052[10]		357	326
Freddie Mac Pool #SD7550 3.00% 2/1/2052[10]		63,550	56,727
Freddie Mac Pool #SD0873 3.50% 2/1/2052[10]		26,440	24,445
Freddie Mac Pool #QD7089 3.50% 2/1/2052[10]		5,860	5,352
Freddie Mac Pool #SD1450 2.50% 3/1/2052[10]		2,799	2,403
Freddie Mac Pool #SD7553 3.00% 3/1/2052[10]		33,671	29,955
Freddie Mac Pool #QD9030 3.50% 3/1/2052[10]		903	825
Freddie Mac Pool #QE0562 3.50% 3/1/2052[10]		64	59
Freddie Mac Pool #QD8208 3.50% 3/1/2052[10]		43	40
Freddie Mac Pool #QD9527 4.00% 3/1/2052[10]		22	21
Freddie Mac Pool #SD7554 2.50% 4/1/2052[10]		29,073	24,941

40	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD9911 2.50% 4/1/2052[10]	USD	214		$181
Freddie Mac Pool #QE0917 3.50% 4/1/2052[10]		505		461
Freddie Mac Pool #QE0316 3.50% 4/1/2052[10]		41		37
Freddie Mac Pool #8D0226 2.524% 5/1/2052[3,10]		9,427		8,366
Freddie Mac Pool #SD8214 3.50% 5/1/2052[10]		16,593		15,134
Freddie Mac Pool #QE8663 3.50% 5/1/2052[10]		994		907
Freddie Mac Pool #QE5301 3.50% 5/1/2052[10]		824		752
Freddie Mac Pool #QE5589 3.50% 5/1/2052[10]		723		660
Freddie Mac Pool #SD1318 3.50% 6/1/2052[10]		967		883
Freddie Mac Pool #QE3580 3.50% 6/1/2052[10]		419		382
Freddie Mac Pool #QE4273 3.50% 6/1/2052[10]		87		79
Freddie Mac Pool #QE4383 4.00% 6/1/2052[10]		895		842
Freddie Mac Pool #RA7556 4.50% 6/1/2052[10]		26,448		25,449
Freddie Mac Pool #RA7502 5.00% 6/1/2052[10]		136		133
Freddie Mac Pool #QE6185 5.00% 7/1/2052[10]		717		705
Freddie Mac Pool #RA7618 5.00% 7/1/2052[10]		392		385
Freddie Mac Pool #SD7556 3.00% 8/1/2052[10]		31,392		27,875
Freddie Mac Pool #QE7539 4.50% 8/1/2052[10]		14,471		13,925
Freddie Mac Pool #QE8282 5.00% 8/1/2052[10]		28		27
Freddie Mac Pool #QE7987 5.50% 8/1/2052[10]		358		358
Freddie Mac Pool #RA7938 5.00% 9/1/2052[10]		10,256		10,064
Freddie Mac Pool #QF2221 4.00% 10/1/2052[10]		4,881		4,587
Freddie Mac Pool #QF2223 4.00% 10/1/2052[10]		336		316
Freddie Mac Pool #QF1254 4.50% 10/1/2052[10]		21,704		20,882
Freddie Mac Pool #QF2368 4.50% 10/1/2052[10]		3,129		3,010
Freddie Mac Pool #QF2009 4.50% 10/1/2052[10]		351		338
Freddie Mac Pool #SD1896 4.00% 11/1/2052[10]		135,766		129,383
Freddie Mac Pool #SD1894 4.00% 11/1/2052[10]		47,370		45,352
Freddie Mac Pool #QF2960 4.50% 11/1/2052[10]		2,843		2,736
Freddie Mac Pool #SD2948 5.50% 11/1/2052[10]		64,057		63,832
Freddie Mac Pool #SD8276 5.00% 12/1/2052[10]		158,334		155,281
Freddie Mac Pool #SD1961 5.50% 12/1/2052[10]		11,256		11,240
Freddie Mac Pool #SD8287 4.50% 1/1/2053[10]		10,245		9,856
Freddie Mac Pool #SD8288 5.00% 1/1/2053[10]		1,616		1,584
Freddie Mac Pool #SD8290 6.00% 1/1/2053[10]		376,712		380,188
Freddie Mac Pool #QF6121 6.00% 1/1/2053[10]		661		667
Freddie Mac Pool #SD2246 6.00% 1/1/2053[10]		68		68
Freddie Mac Pool #QF7774 5.50% 2/1/2053[10]		6,248		6,222
Freddie Mac Pool #QF7144 5.50% 2/1/2053[10]		5,403		5,391
Freddie Mac Pool #QF7483 5.50% 2/1/2053[10]		922		918
Freddie Mac Pool #QF8331 5.50% 2/1/2053[10]		606		605
Freddie Mac Pool #SD8301 6.00% 2/1/2053[10]		99,892		100,814
Freddie Mac Pool #SD2618 6.00% 2/1/2053[10]		64		65
Freddie Mac Pool #SD8306 4.50% 3/1/2053[10]		401		386
Freddie Mac Pool #QF8936 4.50% 3/1/2053[10]		245		236
Freddie Mac Pool #QF8462 5.50% 3/1/2053[10]		24,371		24,268
Freddie Mac Pool #QF9076 5.50% 3/1/2053[10]		8,000		7,966
Freddie Mac Pool #SD8314 4.50% 4/1/2053[10]		1,732		1,666
Freddie Mac Pool #SD2716 5.00% 4/1/2053[10]		19,328		18,961
Freddie Mac Pool #SD8315 5.00% 4/1/2053[10]		4,520		4,432
Freddie Mac Pool #SD8316 5.50% 4/1/2053[10]		36,048		35,895
Freddie Mac Pool #QG1266 5.50% 4/1/2053[10]		500		498
Freddie Mac Pool #SD8317 6.00% 4/1/2053[10]		—	[6]	—	[6]
Freddie Mac Pool #SD8324 5.50% 5/1/2053[10]		192,314		191,499
Freddie Mac Pool #QG3382 5.50% 5/1/2053[10]		7,282		7,251
Freddie Mac Pool #QG3365 5.50% 5/1/2053[10]		5,000		4,978
Freddie Mac Pool #QG1719 5.50% 5/1/2053[10]		47		46
Freddie Mac Pool #SD8325 6.00% 5/1/2053[10]		191,979		193,751
Freddie Mac Pool #SD8334 6.50% 5/1/2053[10]		19,527		19,951
Freddie Mac Pool #SD8329 5.00% 6/1/2053[10]		6,331		6,207
Freddie Mac Pool #SD8331 5.50% 6/1/2053[10]		193,980		193,158
Freddie Mac Pool #QG4632 5.50% 6/1/2053[10]		16,374		16,304
Freddie Mac Pool #QG5136 5.50% 6/1/2053[10]		8,745		8,708
Freddie Mac Pool #QG5097 5.50% 6/1/2053[10]		7,999		7,965
Freddie Mac Pool #QG4732 5.50% 6/1/2053[10]		36		36
Freddie Mac Pool #QG3775 5.50% 6/1/2053[10]		25		25
Freddie Mac Pool #SD8332 6.00% 6/1/2053[10]		274,429		276,961

The Bond Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD3240 6.00% 6/1/2053[10]	USD	66,097	$66,707
Freddie Mac Pool #RA9279 6.00% 6/1/2053[10]		21,114	21,402
Freddie Mac Pool #RA9283 6.00% 6/1/2053[10]		20,253	20,549
Freddie Mac Pool #RA9281 6.00% 6/1/2053[10]		12,873	12,997
Freddie Mac Pool #RA9284 6.00% 6/1/2053[10]		8,964	9,183
Freddie Mac Pool #QG4096 6.00% 6/1/2053[10]		475	479
Freddie Mac Pool #RA9294 6.50% 6/1/2053[10]		9,438	9,677
Freddie Mac Pool #RA9292 6.50% 6/1/2053[10]		7,927	8,120
Freddie Mac Pool #RA9289 6.50% 6/1/2053[10]		7,698	7,943
Freddie Mac Pool #RA9288 6.50% 6/1/2053[10]		7,382	7,642
Freddie Mac Pool #RA9287 6.50% 6/1/2053[10]		5,078	5,263
Freddie Mac Pool #RA9290 6.50% 6/1/2053[10]		3,954	4,071
Freddie Mac Pool #RA9291 6.50% 6/1/2053[10]		2,737	2,796
Freddie Mac Pool #RA9295 6.50% 6/1/2053[10]		2,016	2,097
Freddie Mac Pool #SD8341 5.00% 7/1/2053[10]		143,753	140,939
Freddie Mac Pool #SD8342 5.50% 7/1/2053[10]		853,511	849,893
Freddie Mac Pool #SD3356 6.00% 7/1/2053[10]		51,865	52,344
Freddie Mac Pool #SD8343 6.00% 7/1/2053[10]		2,558	2,582
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[10]		196	196
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[10]		2,069	1,804
Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031[10]		1,000	847
Freddie Mac, Series K136, Class A2, 2.127% 11/25/2031[10]		142	119
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[10]		2,197	2,229
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[10]		1,639	1,665
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[10]		870	880
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 10/25/2023[10]		1,711	1,700
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[10]		19,178	18,457
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[10]		4,410	4,260
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[10]		11,729	11,191
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[10]		7,079	6,884
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[3,10]		562	542
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[10]		2,789	2,672
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[10]		3,065	2,942
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026[10]		400	381
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027[3,10]		1,000	951
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028[10]		955	915
Freddie Mac, Series K742, Class A2, Multi Family, 1.76% 3/25/2028[10]		3,000	2,647
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 4/25/2028[10]		3,965	3,849
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 6/25/2028[10]		4,000	3,877
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028[10]		172	167
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 8/25/2028[3,10]		1,700	1,650
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[3,10]		1,680	1,631
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[3,10]		3,000	2,929
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 10/25/2028[3,10]		6,045	5,822
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[10]		5,249	4,995
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029[10]		5,000	4,723
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[10]		2,113	1,862
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029[10]		62	55
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[10]		118,468	117,562
Freddie Mac, Series K137, Class A2, Multi Family, 2.347% 11/25/2031[3,10]		306	260
Freddie Mac, Series K140, Class A2, Multi Family, 2.25% 1/25/2032[10]		417	351
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[10]		7,501	6,412
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[10]		7,984	6,796
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[10]		5,000	4,249
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[10]		3,551	3,035
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[3,10]		2,010	1,908
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[10]		21,945	20,805
Freddie Mac, Series K151, Class A2, Multi Family, 3.80% 12/25/2032[10]		6,865	6,519
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[10]		13,000	12,355
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[3,10]		24,842	24,777
Freddie Mac, Series K155, Class A2, Multi Family, 4.25% 4/25/2033[10]		4,000	3,935
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[10]		23	20
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[10]		242	209
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[10]		236	203
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[10]		874	731
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[10]		109	93
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[10]		95	80

42	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[3,10]	USD	24,118	$22,319
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[10]		3,319	3,049
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[10]		5,501	4,814
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[3,10]		9,960	9,270
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[10]		1,114	990
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[10]		29,138	26,842
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[3,10]		27,960	25,831
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[10]		5,893	5,087
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[3,10]		8,491	7,627
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[10]		5,241	4,700
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[10]		4,713	4,540
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[10]		46,556	43,769
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[10]		8,776	7,832
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[10]		2,966	2,645
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[10]		1,277	1,196
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[10]		21,181	19,796
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[10]		2,498	2,229
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[10]		1,550	1,383
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[10]		537	503
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[10]		93,016	84,948
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[10]		18,696	17,652
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[10]		14,177	13,379
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[10]		49,788	45,557
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[10]		25,912	23,671
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[10]		36,616	34,234
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[10]		7,924	6,754
Government National Mortgage Assn. 2.00% 7/1/2053[10,11]		39,500	33,210
Government National Mortgage Assn. 2.50% 7/1/2053[10,11]		11,943	10,343
Government National Mortgage Assn. 3.00% 7/1/2053[10,11]		21,836	19,515
Government National Mortgage Assn. 3.50% 7/1/2053[10,11]		236,139	217,976
Government National Mortgage Assn. 4.00% 7/1/2053[10,11]		233,190	220,683
Government National Mortgage Assn. 4.50% 7/1/2053[10,11]		493,230	476,082
Government National Mortgage Assn. 5.50% 7/1/2053[10,11]		249,548	248,398
Government National Mortgage Assn. 2.50% 8/1/2053[10,11]		17,300	14,994
Government National Mortgage Assn. 3.00% 8/1/2053[10,11]		86,700	77,552
Government National Mortgage Assn. 3.50% 8/1/2053[10,11]		27,800	25,691
Government National Mortgage Assn. 4.00% 8/1/2053[10,11]		159,700	151,235
Government National Mortgage Assn. 4.50% 8/1/2053[10,11]		79,421	76,697
Government National Mortgage Assn. 5.00% 8/1/2053[10,11]		94,238	92,582
Government National Mortgage Assn. 5.50% 8/1/2053[10,11]		100,000	99,492
Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028[10]		480	457
Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035[10]		180	177

The Bond Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AB3587 6.50% 12/20/2038[10]	USD	31		$31
Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039[10]		272		268
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[10]		798		793
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[10]		1,391		1,434
Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041[10]		66		64
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[10]		1,179		1,200
Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041[10]		599		586
Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041[10]		117		113
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[10]		3,740		3,668
Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042[10]		292		270
Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043[10]		920		850
Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047[10]		3,517		3,164
Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047[10]		1,314		1,181
Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048[10]		238		223
Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048[10]		1,913		1,787
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[10]		37		37
Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048[10]		1,496		1,401
Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048[10]		2,373		2,217
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[10]		2,079		2,032
Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049[10]		33		32
Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049[10]		120		117
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[10]		10,494		10,040
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[10]		1,843		1,801
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[10]		300		293
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[10]		73		73
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[10]		1,851		1,804
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[10]		74,074		69,056
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[10]		454		443
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[10]		1,574		1,359
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[10]		20,650		20,210
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[10]		51,536		44,021
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[10]		33,051		28,164
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[10]		39,007		33,137
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[10]		10,120		8,812
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[10]		1,842		1,590
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[10]		3,222		2,745
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[10]		644		556
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[10]		111		96
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[10]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #694836 5.75% 9/20/2059[10]		1		1
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[10]		3		3
Government National Mortgage Assn. Pool #725876 4.86% 9/20/2061[10]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #710085 5.03% 9/20/2061[10]		3		3
Government National Mortgage Assn. Pool #725879 4.881% 10/20/2061[10]		1		1
Government National Mortgage Assn. Pool #AC1008 4.351% 10/20/2063[10]		1		1
Government National Mortgage Assn. Pool #776095 4.854% 2/20/2064[10]		1		1
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[10]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #AG8238 4.865% 12/20/2064[10]		2		2
Government National Mortgage Assn. Pool #AE9612 4.852% 1/20/2065[10]		2		2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[10]		11,910		9,166
Uniform Mortgage-Backed Security 1.50% 7/1/2038[10,11]		840		724
Uniform Mortgage-Backed Security 2.00% 7/1/2038[10,11]		42,000		37,223
Uniform Mortgage-Backed Security 2.50% 7/1/2038[10,11]		4,400		4,006
Uniform Mortgage-Backed Security 3.50% 7/1/2038[10,11]		37,000		35,180
Uniform Mortgage-Backed Security 4.00% 7/1/2038[10,11]		19,710		19,027
Uniform Mortgage-Backed Security 2.50% 8/1/2038[10,11]		43,600		39,759
Uniform Mortgage-Backed Security 4.00% 8/1/2038[10,11]		45,790		44,236
Uniform Mortgage-Backed Security 2.00% 7/1/2053[10,11]		58,987		48,118
Uniform Mortgage-Backed Security 2.50% 7/1/2053[10,11]		151,362		128,374
Uniform Mortgage-Backed Security 3.00% 7/1/2053[10,11]		187,836		165,347
Uniform Mortgage-Backed Security 3.50% 7/1/2053[10,11]		578,996		527,678
Uniform Mortgage-Backed Security 4.00% 7/1/2053[10,11]		753,007		706,738
Uniform Mortgage-Backed Security 4.50% 7/1/2053[10,11]		252,500		242,775
Uniform Mortgage-Backed Security 5.00% 7/1/2053[10,11]		975,843		956,250
Uniform Mortgage-Backed Security 5.50% 7/1/2053[10,11]		77,960		77,613
Uniform Mortgage-Backed Security 5.50% 7/1/2053[10,11]		31,857		31,706
Uniform Mortgage-Backed Security 6.00% 7/1/2053[10,11]		994,172		1,003,026

44	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 6.50% 7/1/2053[10,11]	USD	60,610	$61,889
Uniform Mortgage-Backed Security 2.00% 8/1/2053[10,11]		490,210	400,459
Uniform Mortgage-Backed Security 2.50% 8/1/2053[10,11]		915,360	777,484
Uniform Mortgage-Backed Security 3.00% 8/1/2053[10,11]		135,200	119,182
Uniform Mortgage-Backed Security 3.50% 8/1/2053[10,11]		172,100	157,008
Uniform Mortgage-Backed Security 4.00% 8/1/2053[10,11]		113,040	106,183
Uniform Mortgage-Backed Security 4.50% 8/1/2053[10,11]		280,446	269,776
Uniform Mortgage-Backed Security 6.00% 8/1/2053[10,11]		81,634	82,341
Uniform Mortgage-Backed Security 6.50% 8/1/2053[10,11]		6,651	6,787
			21,436,687

Commercial mortgage-backed securities 1.93%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.466% 11/15/2055[3,10]		2,275	2,239
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756% 5/15/2053[2,10]		1,000	855
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[10]		2,750	2,609
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[10]		115	107
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 6.878% 6/15/2028[10]		1,940	2,005
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[10]		3,920	3,640
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[10]		255	233
Bank Commercial Mortgage Trust, Series 2020-BNK29, Class A4, 1.997% 11/15/2053[10]		5,624	4,360
Bank Commercial Mortgage Trust, Series 2021-BN31, Class A4, 2.036% 2/15/2054[10]		235	187
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[10]		135	124
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[10]		28,219	26,508
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[3,10]		24,749	25,207
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060[10]		3,750	3,439
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[10]		2,510	2,318
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[10]		321	294
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061[10]		500	468
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[3,10]		11,116	10,502
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[10]		2,546	2,197
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061[3,10]		250	235
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061[10]		496	469
Bank Commercial Mortgage Trust, Series 2020-BN28, Class A4, 1.844% 3/15/2063[10]		1,766	1,401
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[10]		1,654	1,377
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[2,10]		3,800	3,532
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[10]		3,475	3,167
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[10]		5,890	5,448
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[3,10]		90	84
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[10]		6,351	5,843
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[10]		944	762
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053[10]		1,000	929
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[3,10]		6,954	6,551
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[10]		10,000	7,764
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054[10]		5,000	3,854
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054[10]		900	720
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[10]		14,719	11,731
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054[10]		5,000	3,921
Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669% 12/15/2054[10]		5,000	4,098
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[10]		11,500	9,357
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055[10]		3,000	2,627
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.593% 5/15/2055[3,10]		6,928	6,337
Benchmark Mortgage Trust, Series 2022-B36, Class A5, 4.470% 7/15/2055[3,10]		29,367	27,598
Benchmark Mortgage Trust, Series 2022-B37, Class A5, 5.943% 11/15/2055[3,10]		2,522	2,626
Benchmark Mortgage Trust, Series 2023-B38, Class A4, 5.525% 4/15/2056[10]		7,636	7,779
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[10]		730	631
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062[10]		500	449
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 12/15/2062[10]		5,000	4,323
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[2,3,10]		60,445	60,109
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.045% 4/15/2037[2,3,10]		20,378	19,811
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.262% 6/15/2027[2,3,10]		54,030	54,028

The Bond Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 5.782% 9/15/2034[2,3,10]	USD	954	$922
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[2,3,10]		103,652	100,426
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[2,3,10]		26,873	26,075
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 5.941% 11/15/2036[2,3,10]		74,996	73,063
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.638% 4/15/2037[2,3,10]		34,319	33,848
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.863% 6/15/2038[2,3,10]		41,880	40,821
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 6.043% 11/15/2038[2,3,10]		66,291	64,709
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.598% 8/15/2039[2,3,10]		8,719	8,706
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.312% 10/15/2039[2,3,10]		21,702	21,710
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.34% 6/15/2040[2,3,10]		28,351	28,313
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[2,10]		4,500	4,039
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[10]		5,576	5,057
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[2,3,10]		142,455	142,460
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[2,3,10]		8,000	8,147
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[3,10]		1,800	1,675
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2/10/2048[10]		755	725
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[10]		1,525	1,425
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[10]		2,740	2,556
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[10]		500	454
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050[10]		6,159	5,600
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[10]		2,930	2,694
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056[10]		200	170
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[10]		4,659	4,402
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 10/15/2045[2,10]		358	326
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[3,10]		3,000	2,958
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 4/10/2047[10]		1,921	1,885
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[10]		850	821
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278% 4/10/2047[10]		1,070	1,043
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 8/10/2047[10]		910	881
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 8/10/2047[10]		750	720
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 10/10/2047[10]		886	858
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[3,10]		2,200	2,098
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[10]		4,000	3,642
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[10]		1,037	995
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.290% 8/10/2050[3,10]		500	496
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[10]		825	758
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050[10]		2,261	2,060
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174% 11/15/2048[3,10]		999	934
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[3,10]		600	530
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[10]		2,375	2,176
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[10]		2,000	1,724
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[10]		2,354	2,262
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[10]		500	456
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.273% 7/15/2038[2,3,10]		14,100	13,839
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.573% 7/15/2038[2,3,10]		3,508	3,427

46	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.893% 7/15/2038[2,3,10]	USD	3,471	$3,384
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 7.443% 7/15/2038[2,3,10]		3,637	3,542
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[10]		11,246	11,233
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[2,10]		7,696	7,287
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[2,10]		7,590	5,918
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.148%) 6.295% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[1,2,10]		42,526	42,046
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.878% 8/15/2024[2,3,10]		4,884	4,853
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 6.571% 8/15/2024[2,3,10]		1,318	1,311
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 6.754% 8/15/2024[2,3,10]		3,048	2,997
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 8.393% 8/15/2036 (1-month USD CME Term SOFR + 2.419% on 8/15/2023)[1,2,10]		908	902
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[10]		5,708	5,510
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[10]		3,000	2,828
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[10]		2,372	2,193
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049[3,10]		2,654	2,452
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050[10]		855	768
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[10]		1,000	904
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[10]		255	237
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053[10]		174	149
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[10]		7,483	6,100
ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 7.392% 10/15/2039[2,3,10]		23,009	22,986
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[10]		8,195	8,057
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[10]		1,858	1,827
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 4/15/2047[3,10]		600	574
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.629% 9/15/2047[3,10]		100	94
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[10]		2,333	2,090
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[10]		1,600	1,477
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[10]		1,683	1,530
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052[10]		975	822
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[2,10]		42,523	33,981
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[2,10]		1,920	1,501
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 12/15/2046[10]		1,020	1,015
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[3,10]		5,095	4,730
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[2,10]		1,126	962
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.062% 4/15/2038[2,3,10]		21,390	21,018
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.284% 8/15/2046[3,10]		4,035	4,021
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 11/15/2046[10]		1,934	1,915
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 4/15/2047[10]		238	236
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 6/15/2047[10]		512	502

The Bond Fund of America	47

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[10]	USD	24,171	$23,447
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[10]		525	496
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[10]		1,870	1,775
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[10]		1,300	1,237
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 9/15/2049[10]		246	225
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049[10]		3,000	2,727
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[10]		5,280	4,938
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 7/15/2050[10]		550	523
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[10]		1,730	1,601
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[2,10]		1,220	1,129
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[2,10]		1,000	861
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[2,10]		23,334	18,760
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 5.77% 7/15/2036[2,3,10]		46,039	44,703
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.924% 11/15/2038[2,3,10]		51,446	50,034
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.147% 1/15/2039[2,3,10]		55,785	54,121
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[10]		290	277
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[10]		4,380	4,164
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 9/15/2048[10]		6,906	6,554
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[10]		1,400	1,324
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 12/15/2048[10]		1,137	1,076
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[10]		6,190	5,689
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[10]		380	344
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[10]		6,370	5,965
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[10]		2,302	2,234
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050[10]		1,154	1,059
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[10]		6,500	6,209
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[10]		3,898	3,401
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[2,10]		1,667	1,377
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.696% 9/15/2058[3,10]		1,000	899
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[10]		1,320	1,234
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[10]		3,853	3,498
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[10]		510	473
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.161% 9/15/2046[3,10]		1,450	1,419
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[3,10]		2,000	1,923
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[10]		9,798	9,472
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.936% 11/15/2027[2,3,10]		15,228	15,248
			1,462,107

48	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 1.30%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,3,10]	USD	13,110	$10,525
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[2,10]		421	384
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,2,10]		42,936	38,947
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[2,3,10]		2,358	2,106
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[2,3,10]		1,474	1,386
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,10]		16,707	14,636
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,2,10]		2,034	1,962
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,2,10]		3,283	3,172
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,2,10]		3,086	2,763
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,3,10]		15,232	14,333
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[2,3,10]		4,299	4,121
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[2,3,10]		9,601	9,104
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[10]		1,822	1,704
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[2,3,10]		3,403	3,325
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,3,10]		37,029	34,103
Citigroup Mortgage Loan Trust, Series 2021-J1, Class A4A, 2.50% 4/25/2051[2,3,10]		1,827	1,418
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,3,10]		541	487
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[2,3,10]		3,731	3,300
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[2,3,10]		6,107	5,083
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (1-month USD-LIBOR + 4.40%) 9.55% 1/25/2024[3,10]		2,708	2,756
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (1-month USD-LIBOR + 2.60%) 7.75% 5/25/2024[3,10]		1,947	1,958
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (1-month USD-LIBOR + 4.90%) 10.05% 11/25/2024[3,10]		1,736	1,805
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.817% 10/25/2041[2,3,10]		290	289
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.817% 5/25/2042[2,3,10]		895	912
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.467% 12/25/2042[2,3,10]		1,328	1,337
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[2,10]		6,616	5,927
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[2,3,10]		674	641
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[2,3,10]		717	696
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[10]		131	130
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[10]		58	60
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[10]		637	608
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[10]		157	157
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[2,3,10]		65,864	64,172
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[2,10]		11,205	12,084
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[2,10]		12,241	12,282
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[2,3,10]		13,903	11,227
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[2,3,10]		12,998	10,496
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[2,3,10]		14,846	11,989
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[2,3,10]		38,067	30,882
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[2,3,10]		15,462	12,486
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[2,3,10]		2,616	2,209
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 10.70% 7/25/2028[3,10]		2,151	2,286
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 5.867% 10/25/2041[2,3,10]		852	848
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.067% 4/25/2042[2,3,10]		8,888	8,917
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.267% 5/25/2042[2,3,10]		210	212
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.017% 6/25/2042[2,3,10]		2,243	2,285

The Bond Fund of America	49

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.217% 9/25/2042[2,3,10]	USD	3,596	$3,619
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.767% 9/25/2042[2,3,10]		7,561	7,806
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 6.85% 1/25/2050[2,3,10]		813	813
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 7.00% 2/25/2050[2,3,10]		1,564	1,569
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 10.25% 6/27/2050[2,3,10]		3,797	4,090
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 11.15% 8/25/2050[2,3,10]		4,067	4,520
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.622% 10/25/2050[2,3,10]		1,720	1,749
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[2,3,10]		17,605	14,722
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[2,3,10]		41,061	33,259
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[2,10]		26,337	23,002
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,10]		2,933	2,745
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[2,3,10]		4,709	3,802
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,2,10]		29,030	29,206
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,2,10]		6,905	6,808
Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 5.882% 10/25/2059 (6.882% on 1/25/2024)[1,2,10]		11,379	11,191
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25% 2/25/2060[2,3,10]		4,275	4,238
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 6.25% 5/25/2060 (7.25% on 4/25/2024)[1,2,10]		8,252	8,153
Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.25% 6/25/2060 (6.25% on 8/25/2023)[1,2,10]		18,132	17,818
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,2,10]		21,318	20,487
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,3,10]		9,402	8,740
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,2,10]		8,293	7,704
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG2, Class A1, 2.50% 6/25/2051[2,3,10]		18,961	15,311
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG3, Class A3, 2.50% 7/1/2051[2,3,10]		14,621	11,843
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[2,3,10]		88,549	87,543
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[2,3,10]		17,586	15,518
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[2,3,10]		3,000	2,836
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[2,3,10]		4,420	4,121
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[2,3,10]		123	118
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[2,3,10]		1,995	1,889
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[2,3,10]		9,543	8,792
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.90% 5/25/2055[2,3,10]		42,288	41,994
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[2,3,10]		1,090	883
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,2,10]		2,816	2,815
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,2,10]		1,888	1,880
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,2,10]		8,857	8,779
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[2,3,10]		18,274	15,045
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,10]		7,229	6,582
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,3,10]		14,312	13,747
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 5.99% 7/25/2037[3,10]		7,362	6,449
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[2,3,10]		16,799	16,445

50	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.197% 3/25/2054[2,3,10]	USD	1,500	$1,437
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.146% 2/25/2055[2,3,10]		4,000	3,799
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[2,3,10]		7,000	6,601
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.501% 8/25/2055[2,3,10]		3,200	2,757
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[2,3,10]		496	489
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[2,3,10]		3,000	2,885
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.75% 2/25/2057[2,3,10]		233	233
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057[2,3,10]		7,000	6,765
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[2,3,10]		559	527
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[2,3,10]		1,575	1,363
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,3,10]		281	274
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,3,10]		946	898
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[2,3,10]		3,000	2,709
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[2,3,10]		10,000	9,283
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,3,10]		8,744	8,340
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[2,3,10]		6,000	5,013
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,3,10]		274	263
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058[2,3,10]		6,904	6,470
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[2,3,10]		3,615	3,164
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[2,3,10]		5,000	4,039
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[2,3,10]		4,590	3,962
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,10]		21,836	19,086
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[2,10]		2,071	1,899
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,5]		10,592	9,370
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,10]		29,677	26,419
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[2,10]		10,774	10,535
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[2,10]		7,963	7,637
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[2,10]		1,536	1,458
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,2,10]		5,501	5,438
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,2,10]		204	201
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,2,10]		721	723
			985,178

Total mortgage-backed obligations			23,883,972

U.S. Treasury bonds & notes 26.86%
U.S. Treasury 23.78%
U.S. Treasury 0.25% 9/30/2023		8,377	8,278
U.S. Treasury 0.375% 10/31/2023		155,000	152,590
U.S. Treasury 0.25% 11/15/2023		200,000	196,357
U.S. Treasury 2.125% 11/30/2023		16,428	16,214
U.S. Treasury 0.125% 12/15/2023		25,000	24,434
U.S. Treasury 2.25% 12/31/2023		1	1
U.S. Treasury 0.875% 1/31/2024		19,719	19,214
U.S. Treasury 1.50% 2/29/2024		32,578	31,749
U.S. Treasury 2.375% 2/29/2024		17,639	17,293
U.S. Treasury 0.25% 3/15/2024		200	193
U.S. Treasury 2.125% 3/31/2024		105,265	102,753
U.S. Treasury 2.25% 3/31/2024		253,514	247,613
U.S. Treasury 0.375% 4/15/2024		80,995	77,861
U.S. Treasury 2.00% 4/30/2024		19,000	18,474
U.S. Treasury 2.25% 4/30/2024		107,633	104,879
U.S. Treasury 0.25% 5/15/2024		62,489	59,763
U.S. Treasury 2.50% 5/15/2024		4,000	3,900
U.S. Treasury 2.00% 5/31/2024		344,583	334,070
U.S. Treasury 0.25% 6/15/2024		10,000	9,523
U.S. Treasury 1.75% 6/30/2024		40,000	38,584
U.S. Treasury 2.00% 6/30/2024		138,000	133,472
U.S. Treasury 3.00% 7/31/2024		78,000	76,044
U.S. Treasury 0.375% 8/15/2024		1,486	1,406
U.S. Treasury 3.25% 8/31/2024		50,830	49,619
U.S. Treasury 0.375% 9/15/2024		2,346	2,212
U.S. Treasury 2.125% 9/30/2024		8,000	7,694
U.S. Treasury 4.25% 9/30/2024		137,688	135,891
U.S. Treasury 0.625% 10/15/2024		959	904

The Bond Fund of America	51

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.50% 11/30/2024	USD	1,000		$950
U.S. Treasury 2.125% 11/30/2024		18,000		17,244
U.S. Treasury 1.00% 12/15/2024		813		765
U.S. Treasury 2.25% 12/31/2024		3,000		2,874
U.S. Treasury 4.25% 12/31/2024		778,810		768,048
U.S. Treasury 4.125% 1/31/2025		663,419		653,052
U.S. Treasury 2.75% 2/28/2025[12]		477,926		460,535
U.S. Treasury 4.625% 2/28/2025[12]		1,511,457		1,499,886
U.S. Treasury 2.625% 3/31/2025		100,126		96,127
U.S. Treasury 3.875% 3/31/2025		362,525		355,425
U.S. Treasury 3.875% 4/30/2025		30,000		29,415
U.S. Treasury 0.25% 5/31/2025		1,000		915
U.S. Treasury 2.875% 5/31/2025		186,366		179,376
U.S. Treasury 4.25% 5/31/2025		943,520		931,648
U.S. Treasury 4.625% 6/30/2025		88,000		87,626
U.S. Treasury 3.00% 7/15/2025		23,070		22,237
U.S. Treasury 3.125% 8/15/2025		94,500		91,280
U.S. Treasury 3.00% 9/30/2025		380		366
U.S. Treasury 3.00% 10/31/2025		26,469		25,460
U.S. Treasury 2.25% 11/15/2025		50,000		47,253
U.S. Treasury 4.50% 11/15/2025		76,376		75,975
U.S. Treasury 0.375% 11/30/2025		522,200		471,447
U.S. Treasury 4.00% 12/15/2025		160,001		157,505
U.S. Treasury 2.625% 12/31/2025		822		783
U.S. Treasury 3.875% 1/15/2026		10,870		10,668
U.S. Treasury 0.375% 1/31/2026		125,000		112,236
U.S. Treasury 4.00% 2/15/2026		46,978		46,264
U.S. Treasury 0.50% 2/28/2026		150		135
U.S. Treasury 4.625% 3/15/2026		1,770		1,772
U.S. Treasury 3.75% 4/15/2026		355		347
U.S. Treasury 0.75% 4/30/2026		245,000		220,648
U.S. Treasury 1.625% 5/15/2026		50,000		46,153
U.S. Treasury 3.625% 5/15/2026		21,356		20,839
U.S. Treasury 0.75% 5/31/2026		1,245		1,118
U.S. Treasury 0.75% 8/31/2026		43,323		38,645
U.S. Treasury 0.875% 9/30/2026		4,857		4,346
U.S. Treasury 1.125% 10/31/2026		5,265		4,734
U.S. Treasury 2.00% 11/15/2026		15,600		14,431
U.S. Treasury 1.25% 11/30/2026		75,500		68,027
U.S. Treasury 1.625% 11/30/2026		—	[6]	—	[6]
U.S. Treasury 2.25% 2/15/2027		3,000		2,790
U.S. Treasury 1.875% 2/28/2027		95,500		87,543
U.S. Treasury 2.75% 4/30/2027		76,100		71,876
U.S. Treasury 0.50% 5/31/2027		16,000		13,830
U.S. Treasury 2.625% 5/31/2027		328,902		309,002
U.S. Treasury 0.50% 6/30/2027		6,000		5,173
U.S. Treasury 3.25% 6/30/2027		31,952		30,727
U.S. Treasury 2.75% 7/31/2027		164,000		154,594
U.S. Treasury 0.50% 8/31/2027		28,519		24,464
U.S. Treasury 4.125% 10/31/2027		22,500		22,376
U.S. Treasury 3.875% 11/30/2027		73,500		72,455
U.S. Treasury 3.875% 12/31/2027		112,100		110,519
U.S. Treasury 0.75% 1/31/2028		6,000		5,146
U.S. Treasury 3.50% 1/31/2028		11,709		11,367
U.S. Treasury 2.75% 2/15/2028		17,398		16,349
U.S. Treasury 1.125% 2/29/2028		73,806		64,312
U.S. Treasury 4.00% 2/29/2028		122,298		121,395
U.S. Treasury 1.25% 3/31/2028		75,580		66,131
U.S. Treasury 3.625% 3/31/2028		4,056		3,961
U.S. Treasury 2.875% 5/15/2028		16,027		15,120
U.S. Treasury 1.25% 5/31/2028		11,954		10,426
U.S. Treasury 3.625% 5/31/2028		83,551		81,712
U.S. Treasury 1.25% 6/30/2028		42,000		36,563
U.S. Treasury 1.00% 7/31/2028		44,385		38,061
U.S. Treasury 2.875% 8/15/2028		3,760		3,542
U.S. Treasury 1.125% 8/31/2028		105,045		90,499
U.S. Treasury 5.25% 11/15/2028		42,000		44,165

52	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.50% 11/30/2028	USD	36,458	$31,885
U.S. Treasury 1.75% 1/31/2029		51,932	45,899
U.S. Treasury 2.375% 3/31/2029		1,000	913
U.S. Treasury 2.875% 4/30/2029[12]		333,760	312,932
U.S. Treasury 2.375% 5/15/2029		30,000	27,347
U.S. Treasury 1.625% 8/15/2029		398	347
U.S. Treasury 3.875% 9/30/2029		65,000	64,350
U.S. Treasury 3.875% 12/31/2029		2,819,618	2,794,387
U.S. Treasury 3.50% 1/31/2030		100,000	97,024
U.S. Treasury 1.50% 2/15/2030		40,500	34,682
U.S. Treasury 4.00% 2/28/2030		12,292	12,281
U.S. Treasury 3.625% 3/31/2030		17,124	16,745
U.S. Treasury 3.75% 5/31/2030		150,000	147,876
U.S. Treasury 1.625% 5/15/2031		47,450	40,316
U.S. Treasury 1.25% 8/15/2031		20,972	17,205
U.S. Treasury 1.375% 11/15/2031		1,027	846
U.S. Treasury 1.875% 2/15/2032		25,000	21,402
U.S. Treasury 2.875% 5/15/2032		9,665	8,957
U.S. Treasury 2.75% 8/15/2032		4,519	4,141
U.S. Treasury 4.125% 11/15/2032		73,756	75,363
U.S. Treasury 3.50% 2/15/2033		25,860	25,174
U.S. Treasury 3.375% 5/15/2033		344,823	333,068
U.S. Treasury 4.25% 5/15/2039		68,513	71,658
U.S. Treasury 4.50% 8/15/2039[12]		127,570	137,200
U.S. Treasury 1.125% 5/15/2040		38,625	25,046
U.S. Treasury 1.125% 8/15/2040		35,000	22,510
U.S. Treasury 1.375% 11/15/2040		30,124	20,158
U.S. Treasury 1.875% 2/15/2041		155,839	113,148
U.S. Treasury 1.75% 8/15/2041		50,819	35,710
U.S. Treasury 2.00% 11/15/2041		17,595	12,880
U.S. Treasury 3.125% 11/15/2041		300	264
U.S. Treasury 2.375% 2/15/2042[12]		257,616	200,591
U.S. Treasury 3.25% 5/15/2042		57,700	51,474
U.S. Treasury 2.75% 8/15/2042		7,000	5,770
U.S. Treasury 4.00% 11/15/2042		73,092	72,602
U.S. Treasury 3.875% 2/15/2043		111,000	108,179
U.S. Treasury 2.875% 5/15/2043		23,810	19,906
U.S. Treasury 3.875% 5/15/2043		55,229	54,036
U.S. Treasury 3.375% 5/15/2044		38,700	34,880
U.S. Treasury 2.50% 2/15/2045		51,000	39,478
U.S. Treasury 3.00% 5/15/2045		1,460	1,233
U.S. Treasury 3.00% 11/15/2045		10,552	8,897
U.S. Treasury 2.50% 2/15/2046		140,481	108,106
U.S. Treasury 2.50% 5/15/2046		18,730	14,399
U.S. Treasury 2.25% 8/15/2046		4,500	3,287
U.S. Treasury 2.875% 11/15/2046		9,369	7,715
U.S. Treasury 3.00% 2/15/2047		39,950	33,625
U.S. Treasury 3.00% 5/15/2047		81,322	68,455
U.S. Treasury 2.75% 8/15/2047		500	402
U.S. Treasury 2.75% 11/15/2047		5,300	4,261
U.S. Treasury 3.00% 2/15/2048[12]		140,821	118,655
U.S. Treasury 3.125% 5/15/2048		5,150	4,443
U.S. Treasury 3.00% 8/15/2048		11,100	9,360
U.S. Treasury 3.375% 11/15/2048		4,545	4,104
U.S. Treasury 3.00% 2/15/2049		123,341	104,298
U.S. Treasury 2.875% 5/15/2049		169,149	139,823
U.S. Treasury 2.25% 8/15/2049		131,423	95,499
U.S. Treasury 2.375% 11/15/2049		81,108	60,548
U.S. Treasury 2.00% 2/15/2050		51,200	35,084
U.S. Treasury 1.25% 5/15/2050[12]		209,788	117,908
U.S. Treasury 1.375% 8/15/2050[12]		502,790	292,063
U.S. Treasury 1.625% 11/15/2050		243,175	150,883
U.S. Treasury 1.875% 2/15/2051		46,906	31,028
U.S. Treasury 2.375% 5/15/2051		59,648	44,305
U.S. Treasury 2.00% 8/15/2051		157,105	106,962
U.S. Treasury 1.875% 11/15/2051		104,285	68,771
U.S. Treasury 2.25% 2/15/2052		203,900	147,211

The Bond Fund of America	53

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.875% 5/15/2052	USD	221,200		$183,097
U.S. Treasury 3.00% 8/15/2052		8,130		6,906
U.S. Treasury 4.00% 11/15/2052		82,062		84,198
U.S. Treasury 3.625% 2/15/2053[12]		902,823		865,543
U.S. Treasury 3.625% 5/15/2053		2,568		2,477
				18,013,814

U.S. Treasury inflation-protected securities 3.08%
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[13]		143,223		140,875
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[13]		54,302		53,015
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[13]		576,926		559,988
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[13]		—	[6]	—	[6]
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[13]		116,061		111,301
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[13]		446,818		427,833
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[13]		26,160		24,818
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[13]		—	[6]	—	[6]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[13]		305,862		286,938
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[13]		—	[6]	—	[6]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[13]		194,999		180,524
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[13]		205,258		202,318
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[13]		46,701		41,908
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[13]		181,883		161,673
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[13]		3,286		3,528
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[12,13]		159,401		135,499
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[13]		1,733		1,155
				2,331,373

Total U.S. Treasury bonds & notes				20,345,187

Asset-backed obligations 4.78%
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[2,10]		564		564
ACHV ABS Trust, Series 2023-2PL, Class A, 6.42% 5/20/2030[2,10]		3,562		3,564
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[2,10]		1,327		1,320
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[2,10]		5,063		4,926
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[2,10]		4,807		4,638
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,10]		2,679		2,667
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.376% 4/21/2031[2,3,10]		68,249		67,729
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 7.056% 4/21/2031[2,3,10]		5,000		4,928
AGL CLO, Ltd., Series 2021-13, Class D, (3-month USD-LIBOR + 3.15%) 8.40% 10/20/2034[2,3,10]		350		328
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.076% 7/25/2036[2,3,10]		22,438		22,451
American Credit Acceptance Receivables Trust, Series 2022-3, Class A, 4.12% 2/13/2026[2,10]		4,608		4,593
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39% 3/13/2026[2,10]		640		635
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[2,10]		505		505
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[2,10]		931		928
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[2,10]		2,376		2,348
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[2,10]		8,829		8,806
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[2,10]		1,348		1,335
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[2,10]		2,226		2,146
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[2,10]		8,674		8,518
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[2,10]		4,780		4,473
American Express Credit Account Master Trust, Series 2023-2, Class A, 4.80% 5/15/2030[10]		23,956		23,756
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[2,10]		13,078		12,690

54	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,10]	USD	31,378	$30,070
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,10]		8,478	8,178
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[10]		10,774	10,775
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[10]		6,085	5,746
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[10]		6,765	6,185
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[10]		15,943	14,326
Apex Credit CLO, LLC, Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.71%) 7.766% 4/22/2033[2,3,10]		900	873
Apidos CLO, Ltd., Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 10.356% 1/20/2036[2,3,10]		750	757
Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 10.186% 4/26/2036[2,3,10]		1,700	1,721
Ares CLO, Ltd., Series 2022-65A, Class A2, (3-month USD CME Term SOFR + 1.75%) 6.818% 7/25/2034[2,3,10]		18,000	17,827
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[2,10]		5,175	5,162
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[2,10]		34,200	33,882
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[2,10]		9,000	8,381
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[2,10]		10,160	9,864
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[2,10]		6,460	6,104
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[2,10]		12,814	11,928
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,10]		18,971	17,207
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,10]		1,798	1,655
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 4.25% 2/20/2027[2,10]		3,581	3,335
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[2,10]		7,921	7,927
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[2,10]		22,390	19,699
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[2,10]		3,398	2,963
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[2,10]		1,211	1,048
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[2,10]		5,000	4,231
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[2,10]		4,434	4,342
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[2,10]		8,782	8,658
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[2,10]		49,213	48,849
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[2,10]		8,202	8,013
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[2,10]		12,830	12,651
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,10]		38,230	38,209
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[10]		1,020	1,016
Bain Capital Credit CLO, Ltd., Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.96%) 6.95% 7/16/2035[2,3,10]		5,000	5,005
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 10.489% 7/24/2036[2,3,10]		500	500
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[2,3,10]		12,370	12,271
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[2,10]		195	191
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[2,10]		4,310	4,071

The Bond Fund of America	55

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[2,10]	USD	914	$853
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[2,10]		914	804
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[2,10]		759	727
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[2,10]		1,533	1,355
Battalion CLO, Ltd., Series 2022-23A, Class A, (3-month USD CME Term SOFR + 1.44%) 6.426% 5/19/2036[2,3,10]		8,000	7,863
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.07% 7/20/2035[2,3,10]		3,703	3,703
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[2,10]		18,326	15,812
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[2,10]		2,583	2,136
BlueMountain CLO, Ltd., Series 2015-3, Class CR, (3-month USD LIBOR + 2.60%) 7.85% 4/20/2031[2,3,10]		250	215
BlueMountain CLO, Ltd., Series 2022-35A, Class A, (3-month USD CME Term SOFR + 1.55%) 6.621% 7/22/2035[2,3,10]		3,000	2,945
Carlyle Global Market Strategies, Series 2021-6A, Class A1, (3-month USD-LIBOR + 1.16%) 6.42% 7/15/2034[2,3,10]		250	246
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[10]		651	649
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[10]		5,957	5,941
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[10]		580	532
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[10]		568	519
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[10]		2,032	1,950
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[10]		3,896	3,571
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[2,10]		89,731	74,750
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[2,10]		14,460	11,833
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[2,10]		3,756	2,965
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[2,10]		3,543	3,219
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,10]		75,716	68,024
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,10]		15,702	13,144
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,10]		9,080	8,122
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,10]		989	822
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,10]		65,670	56,982
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[2,10]		5,694	4,830
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,10]		99,103	96,714
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[2,10]		43,496	42,290
CIFC Funding, Ltd., CLO, Series 2018-3A, Class A, (3-month USD-LIBOR + 1.10%) 6.362% 7/18/2031[2,3,10]		2,700	2,676
CIFC Funding, Ltd., CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.70%) 6.69% 7/16/2035[2,3,10]		10,000	9,906
CIFC Funding, Ltd., CLO, Series 2022-4, Class B, (3-month USD CME Term SOFR + 2.00%) 6.99% 7/16/2035[2,3,10]		10,000	9,700
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[2,10]		479	419
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[2,10]		889	777
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[2,10]		6,385	5,533
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[2,10]		1,241	1,077
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[2,10]		2,209	1,921
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[2,10]		10,720	9,151
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[2,10]		1,153	968
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,10]		968	964
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[2,10]		265	264
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[2,10]		7,423	7,332
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[2,10]		304	303
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[2,10]		1,102	1,087
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[2,10]		1,643	1,578
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[2,10]		9,046	9,023
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[2,10]		13,609	13,251
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[2,10]		18,032	17,392
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[2,10]		2,352	2,307
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[2,10]		3,525	3,482
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[2,10]		11,014	10,933
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[2,10]		5,556	5,412

56	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD-LIBOR + 2.35%) 7.61% 10/15/2031[2,3,10]	USD	2,000	$1,952
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 5.373% 7/15/2035[3,10]		642	605
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 5.333% 1/15/2037[3,10]		1,115	1,008
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 5.343% 2/15/2037[3,10]		1,640	1,527
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[10]		68,516	67,064
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 8/17/2026[10]		1,367	1,363
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[10]		3,533	3,510
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[10]		8,754	8,632
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 5/15/2028[10]		8,586	8,400
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[10]		12,158	11,441
DriveTime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2/18/2025[2,10]		717	716
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[2,10]		1,161	1,152
DriveTime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 3/16/2026[2,10]		745	739
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[2,10]		2,243	2,194
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[2,10]		82	81
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[2,10]		2,057	2,003
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[2,10]		1,242	1,150
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[2,10]		1,445	1,436
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[2,10]		3,693	3,573
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[2,10]		2,495	2,325
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,10]		2,545	2,536
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[2,10]		5,179	5,165
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[2,10]		2,681	2,632
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[2,10]		8,340	8,244
Dryden Senior Loan Fund, CLO, Series 2014-36, Class AR3, (3-month USD CME Term SOFR + 1.282%) 6.268% 4/15/2029[2,3,10]		4,510	4,486
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD-LIBOR + 0.97%) 6.23% 4/15/2031[2,3,10]		20,000	19,778
Dryden Senior Loan Fund, CLO, Series 2018-60A, Class A, (3-month USD-LIBOR + 1.05%) 6.31% 7/15/2031[2,3,10]		1,450	1,437
Dryden Senior Loan Fund, CLO, Series 2022-94A, Class A, (3-month USD CME Term SOFR + 1.44%) 6.426% 7/15/2037[2,3,10]		1,000	980
Eaton Vance CDO, Ltd., CLO, Series 2020-2A, Class AR, (3-month USD-LIBOR + 1.15%) 6.41% 1/15/2035[2,3,10]		1,100	1,081
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[2,10]		1,122	976
Elmwood CLO X, Ltd., Series 2021-3, Class A, (3-month USD-LIBOR + 1.04%) 6.29% 10/20/2034[2,3,10]		2,000	1,978
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[2,10]		5,938	5,717
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[2,10]		9,164	8,969
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[2,10]		5,551	5,533
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[2,10]		2,805	2,788
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[10]		1,868	1,867
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 7/15/2025[10]		248	247
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[2,10]		6,052	5,988
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58% 9/15/2025[2,10]		7,591	7,473
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[10]		1,459	1,461
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[10]		3,648	3,632
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[10]		672	671
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[2,10]		3,284	3,214
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[2,10]		1,901	1,889
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[10]		783	780
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[10]		9,309	9,107
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[10]		2,977	2,912
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[10]		552	552
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[10]		19,635	19,349
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[10]		3,744	3,681
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[10]		16,131	14,959
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[10]		2,928	2,922
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[10]		1,705	1,705
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[10]		6,335	6,336
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[10]		3,075	3,070
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[10]		7,739	7,373
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[10]		6,194	6,054

The Bond Fund of America	57

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[10]	USD	1,913	$1,974
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[10]		5,584	5,586
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[10]		3,227	3,218
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[2,10]		1,150	1,155
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 3/15/2027[2,10]		2,100	2,062
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[2,10]		950	881
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[10]		8,282	8,175
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[2,10]		29,239	26,267
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[2,10]		4,136	3,652
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,10]		8,678	8,186
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19% 6/15/2025[10]		894	891
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[10]		3,756	3,717
Ford Credit Auto Lease Trust, Series 2023-A, Class A4, 4.83% 5/15/2026[10]		3,347	3,298
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[10]		8,314	8,276
Ford Credit Auto Owner Trust, Series 2019-2, Class A, 3.06% 4/15/2026[10]		10,000	9,790
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[10]		5,614	5,609
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[10]		4,382	4,374
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[2,10]		13,729	13,555
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[2,10]		19,385	18,637
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[2,10]		68,237	64,254
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[2,10]		21,970	19,633
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,10]		15,800	15,483
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,10]		30,053	29,761
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class C1, (3-month USD CME Term SOFR + 4.45%) 8.804% 10/18/2033[2,3,10]		2,000	2,004
Galaxy CLO, Ltd., Series 2017-23, Class AR, (3-month USD-LIBOR + 0.87%) 6.143% 4/24/2029[2,3,10]		3,376	3,350
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,10]		1,330	1,167
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[2,10]		676	600
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,10]		6,651	5,661
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[2,10]		224	186
Generate CLO, Ltd., Series 4A, Class A1R, (3-month USD-LIBOR + 1.09%) 6.34% 4/20/2032[2,3,10]		1,000	988
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,10]		7,523	6,953
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[2,10]		1,088	972
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[2,10]		50,763	43,607
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[2,10]		36,190	31,276
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[2,10]		2,930	2,483
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[2,10]		6,409	6,383
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 5/18/2026[10]		3,700	3,491
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,10]		35,338	34,990
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,10]		42,166	43,024
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.45% 6/15/2028[2,10]		11,723	11,719
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[2,10]		6,944	6,929
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD-LIBOR + 1.07%) 6.332% 1/18/2031[2,3,10]		8,900	8,833
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, (3-month USD-LIBOR + 2.30%) 7.56% 4/15/2034[2,3,10]		500	484
Guggenheim 1828 CLO, LLC, Series 2016-1A, Class A1S1, (3-month USD-LIBOR + 1.23%) 6.49% 10/15/2031[2,3,10]		747	742
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 10.591% 1/15/2035[2,3,10]		1,000	991
Gulf Stream Meridian 1, Ltd., CLO, Series 2021-4, Class A1, (3-month USD-LIBOR + 1.20%) 6.46% 7/15/2034[2,3,10]		3,000	2,952
Halcyon Loan Advisors Funding, Ltd., Series 2018-2, Class C, (3-month USD-LIBOR + 3.40%) 8.673% 1/22/2031[2,3,10]		714	638
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD-LIBOR + 1.10%) 6.35% 7/20/2031[2,3,10]		2,923	2,905
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 5.393% 9/15/2041[2,3,10]		335	323
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,5,10]		49,770	49,770
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,10]		54,896	51,465
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,10]		6,931	6,485
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[2,10]		3,902	3,630
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[2,10]		38,456	35,711

58	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[2,10]	USD	2,237	$2,062
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[2,10]		943	864
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[2,10]		17,787	16,975
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,10]		77,440	67,597
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,10]		6,275	5,491
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,10]		3,138	2,711
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 6.080% 1/25/2035[3,10]		205	203
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[10]		1,426	1,418
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.38% 6/21/2029[10]		1,308	1,301
HPS Loan Management 6-2015, Ltd., Series 6A-2015, Class A1R, (3-month USD-LIBOR + 1.00%) 6.326% 2/5/2031[2,3,10]		5,994	5,957
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A2A, 5.20% 4/15/2025[2,10]		1,159	1,155
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A3, 5.05% 1/15/2026[2,10]		2,417	2,398
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A4, 4.94% 11/16/2026[2,10]		1,462	1,445
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.005% 7/20/2035[2,3,10]		17,438	17,443
KKR Financial CLO, Ltd., Series 22-43, Class D, (3-month USD CME Term SOFR + 6.12%) 11.106% 7/15/2034[2,3,10]		1,180	1,170
KKR Financial CLO, Ltd., Series 22-42A, Class B, (3-month USD CME Term SOFR + 2.05%) 7.098% 7/20/2034[2,3,10]		15,000	14,876
KKR Static CLO I, Ltd., Series 2021-1A, Class C, (3-month USD CME Term SOFR + 3.40%) 8.448% 7/20/2031[2,3,10]		3,000	3,010
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[2,10]		4,882	4,760
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,10]		9,330	9,287
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[2,10]		1,804	1,707
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[2,10]		6,028	5,959
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[2,10]		6,324	6,249
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[2,10]		6,774	6,743
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[2,10]		2,901	2,871
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[2,10]		927	922
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[2,10]		21,187	20,894
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[2,10]		4,473	4,408
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[2,10]		9,891	9,737
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[2,10]		4,131	4,120
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[2,10]		981	990
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[2,10]		895	880
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 6.261% 7/21/2030[2,3,10]		4,958	4,917
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 6.405% 4/19/2034[2,3,10]		250	247
Madison Park Funding, Ltd., CLO, Series 2020-45A, Class AR, (3-month USD-LIBOR + 1.12%) 6.38% 7/15/2034[2,3,10]		500	488
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 6.41% 4/15/2029[2,3,10]		2,695	2,678
Marathon Static CLO, Ltd., Series 2022-18A, Class A1, (3-month USD-LIBOR + 2.22%) 7.268% 7/20/2030[2,3,10]		10,119	10,103
MidOcean Credit CLO, Series 2018-9, Class D, (3-month USD-LIBOR + 3.30%) 8.55% 7/20/2031[2,3,10]		2,500	2,209
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[5,8,10]		6,581	6,563
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,8,10]		1,050	1,047
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,10]		22,893	22,681
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,10]		5,473	4,752
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[2,10]		5,239	4,529
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,10]		26,987	23,299
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[2,10]		10,127	8,568
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[2,10]		3,367	2,813
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[2,10]		6,177	5,308
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[2,10]		23,019	20,077
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[2,10]		2,673	2,376
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,10]		30,296	26,908
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,10]		67,894	60,377
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.886% 4/20/2062[2,3,10]		19,769	19,411

The Bond Fund of America	59

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Neuberger Berman CLO, Ltd., Series 2018-29, Class C, (3-month USD-LIBOR + 2.15%) 7.415% 10/19/2031[2,3,10]	USD	1,000	$983
Neuberger Berman CLO, Ltd., Series 2022-49A, Class A, (3-month USD CME Term SOFR + 1.42%) 6.488% 7/25/2034[2,3,10]		2,100	2,075
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,10]		305,300	260,542
Newark BSL CLO 1, Ltd., Series 2016-1A, Class A1R, (3-month USD CME Term SOFR + 1.362%) 6.44% 12/21/2029[2,3,10]		1,153	1,145
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 6.225% 7/25/2030[2,3,10]		2,041	2,019
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[10]		3,238	3,205
Northwoods Capital, Ltd., CLO, Series 2018-11B, Class A1, (3-month USD-LIBOR + 1.10%) 6.365% 4/19/2031[2,3,10]		2,463	2,435
Northwoods Capital, Ltd., CLO, Series 2018-17, Class D, (3-month USD-LIBOR + 2.85%) 8.123% 4/22/2031[2,3,10]		1,838	1,591
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.78% 1/20/2035[2,3,10]		19,600	19,640
Ocean Trails CLO, Series 2023-14, Class B1, (3-month USD CME Term SOFR + 2.75%) 7.53% 1/20/2035[2,3,10]		500	501
Ocean Trails CLO, Series 2022-12A, Class A2, (3-month USD CME Term SOFR + 1.80%) 6.828% 7/20/2035[2,3,10]		8,000	7,778
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD-LIBOR + 1.10%) 6.35% 7/20/2031[2,3,10]		10,250	10,174
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD-LIBOR + 1.00%) 6.211% 4/10/2033[2,3,10]		2,000	1,972
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 10.597% 7/16/2036[2,3,10]		500	502
Octagon 64, Ltd., CLO, Series 2022-1A, Class B1, (3-month USD CME Term SOFR + 2.10%) 7.156% 7/21/2037[2,3,10]		1,000	994
Octagon Investment Partners 48, Ltd., CLO, Series 2020-3, Class DR, (3-month USD-LIBOR + 3.10%) 8.35% 10/20/2034[2,3,10]		250	229
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[2,10]		15,641	14,947
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[2,10]		700	658
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[2,10]		4,103	3,911
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,10]		10,824	9,814
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 6.396% 11/25/2028[2,3,10]		4,965	4,951
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 6.15% 4/20/2029[2,3,10]		1,397	1,389
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD-LIBOR + 0.80%) 6.179% 5/20/2029[2,3,10]		571	566
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD-LIBOR + 0.80%) 6.05% 7/20/2029[2,3,10]		3,252	3,213
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 6.06% 10/15/2029[2,3,10]		9,054	8,964
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 6.66% 10/15/2029[2,3,10]		856	837
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.04% 4/15/2030[2,3,10]		10,270	10,171
Palmer Square Loan Funding, CLO, Series 2022-2A, Class A1, (3-month USD CME Term SOFR + 1.27%) 6.256% 10/15/2030[2,3,10]		355	352
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 6.546% 1/15/2031[2,3,10]		40,077	39,912
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 6.806% 4/15/2031[2,3,10]		4,370	4,367
Palmer Square Loan Funding, CLO, Series 2018-2, Class A1A, (3-month USD CME Term SOFR + 0.262% + 1.10%) 6.36% 7/16/2031[2,3,10]		5,000	4,960
Palmer Square Loan Funding, CLO, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.70%) 6.812% 7/20/2031[2,3,10]		12,000	12,009
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 6.526% 7/24/2031[2,3,10]		4,444	4,427
Park Blue CLO, Ltd., Series 2022-1, Class A1, (3-month USD CME Term SOFR + 2.45%) 7.498% 10/20/2034[2,3,10]		1,500	1,507
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/2026[2,10]		35,117	33,069
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,10]		11,570	11,216
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[2,10]		862	836
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[2,10]		12,000	12,021

60	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,10]	USD	35,047	$34,846
Pikes Peak CLO, Series 2022-11, Class A2, (3-month USD CME Term SOFR + 2.20%) 6.859% 7/25/2034[2,3,10]		7,000	6,988
Post CLO, Ltd., Series 2021-1, Class A, (3-month USD-LIBOR + 1.20%) 6.46% 10/15/2034[2,3,10]		3,050	2,980
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.025% 1/20/2031[2,3,10]		2,487	2,489
PPM CLO, Ltd., Series 2022-6, Class C, (3-month USD CME Term SOFR + 4.50%) 9.075% 1/20/2031[2,3,10]		2,000	2,015
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 10/15/2024[2,10]		120	120
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[2,10]		2,435	2,418
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[2,10]		2,894	2,884
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.365%) 6.40% 7/25/2051[2,3,10]		2,331	2,304
Regatta VI Funding, Ltd., CLO, Series 2016-1, Class AR2, (3-month USD-LIBOR + 1.16%) 6.41% 4/20/2034[2,3,10]		3,000	2,939
Regatta XXII Funding, Ltd., Series 2022-2A, Class A, (3-month USD CME Term SOFR + 1.54%) 6.588% 7/20/2035[2,3,10]		3,000	2,945
Regatta XXII Funding, Ltd., Series 2022-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 7.548% 7/20/2035[2,3,10]		3,500	3,489
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[2,10]		5,745	5,621
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 5.28% 5/25/2036[3,10]		31	31
RIN, Ltd., CLO, Series 2021-1, Class A, (3-month USD-LIBOR + 1.30%) 6.55% 4/20/2033[2,3,10]		6,000	5,874
Rockford Tower CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.10%) 7.148% 7/20/2035[2,3,10]		10,000	9,648
RRAM, CLO, Series 2022-24, Class A1, (3-month USD CME Term SOFR + 2.40%) 7.386% 1/15/2032[2,3,10]		3,848	3,862
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 7/15/2025[10]		741	739
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[10]		84	84
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[10]		7,567	7,533
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[10]		2,126	2,126
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[10]		3,675	3,672
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[10]		2,285	2,280
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[10]		10,533	10,388
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[10]		139	138
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[10]		5,129	5,000
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[10]		6,249	6,128
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[10]		557	556
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[10]		4,737	4,637
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[10]		11,111	10,504
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[10]		9,296	9,107
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[10]		7,003	6,541
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[10]		1,309	1,304
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[10]		5,650	5,550
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[10]		5,663	5,488
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[10]		4,624	4,497
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[10]		3,968	3,868
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[10]		2,368	2,414
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[2,10]		14,979	14,986
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[2,10]		4,569	4,566
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[2,10]		2,641	2,633
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[2,10]		2,244	2,242
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[2,10]		3,578	3,573
Signal Peak CLO, LLC, Series 2015-1, (3-month USD-LIBOR + 0.98%) 6.23% 4/20/2029[2,3,10]		1,090	1,082
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[2,10]		15,746	13,533
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[2,10]		2,899	2,424
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,10]		4,747	4,062
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[2,10]		12,554	10,933

The Bond Fund of America	61

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 6.34% 4/15/2030[2,3,10]	USD	1,983	$1,968
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[2,10]		17,696	15,871
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[2,10]		2,064	1,671
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,10]		4,916	4,453
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[2,10]		6,527	5,806
Stratus Static CLO, Ltd., Series 2021-1, Class A, (3-month USD-LIBOR + 0.80%) 6.05% 12/29/2029[2,3,10]		321	318
Stratus Static CLO, Ltd., Series 2022-1, Class A, (3-month USD CME Term SOFR + 1.75%) 6.798% 7/20/2030[2,3,10]		9,379	9,371
Stratus Static CLO, Ltd., Series 2022-2, Class A, (3-month USD CME Term SOFR + 1.90%) 6.948% 7/20/2030[2,3,10]		2,394	2,392
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.198% 10/20/2031[2,3,10]		13,166	13,185
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 8.098% 10/20/2031[2,3,10]		11,033	11,068
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[2,10]		11,671	10,632
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 4/20/2035[2,3,10]		23,500	23,530
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD-LIBOR + 0.83%) 6.085% 10/25/2029[2,3,10]		2,071	2,048
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[2,10]		5,430	4,765
TCW Gem, Ltd., CLO, Series 2020-1, Class DRR, (3-month USD-LIBOR + 3.40%) 8.65% 4/20/2034[2,3,10]		750	682
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[2,10]		12,834	11,667
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[2,10]		5,163	4,818
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[2,10]		2,978	2,615
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[2,10]		26,519	22,784
TICP CLO, Ltd., Series 2019-14, Class A1R, (3-month USD-LIBOR + 1.08%) 6.33% 10/20/2032[2,3,10]		1,000	988
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[2,10]		1,440	1,269
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[2,10]		7,250	7,043
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[2,10]		5,335	4,929
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,3,10]		27,912	24,947
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[2,10]		14,466	14,403
Tralee CDO, Ltd., Series 2021-7, Class D, (3-month USD-LIBOR + 3.18%) 8.435% 4/25/2034[2,3,10]		1,000	898
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.263% 7/20/2036[2,3,10]		1,500	1,504
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[2,10]		3,659	3,140
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[2,10]		11,745	9,874
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[2,10]		933	769
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD-LIBOR + 0.99%) 6.311% 9/7/2030[2,3,10]		1,411	1,394
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD-LIBOR + 1.07%) 6.332% 7/18/2031[2,3,10]		1,490	1,472
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,10]		2,425	2,411
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[10]		16,995	16,854
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[2,10]		31,476	31,228
Vibrant CLO, Ltd., Series 2017-7, Class A1R, (3-month USD-LIBOR + 1.04%) 6.29% 9/15/2030[2,3,10]		4,265	4,229
Vibrant CLO, Ltd., Series 2023-16, Class A2, (3-month USD CME Term SOFR + 2.80%) 4.935% 4/15/2036[2,3,10]		2,000	2,019
Wellfleet CLO, Ltd., Series 2022-1, Class A2, (3-month USD CME Term SOFR + 1.95%) 6.936% 4/15/2034[2,3,10]		5,000	4,892
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 7.836% 4/15/2034[2,3,10]		1,100	1,085
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 7/15/2025[2,10]		311	310
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[2,10]		165	164
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[2,10]		2,699	2,666
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[2,10]		8,060	7,745
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[2,10]		3,043	3,032
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[2,10]		10,314	10,176

62	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[2,10]	USD	13,309	$12,722
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[2,10]		1,254	1,251
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[2,10]		8,825	8,180
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[2,10]		12,615	12,601
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[2,10]		5,523	5,237
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,10]		5,950	5,903
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[2,10]		4,531	4,524
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[2,10]		993	983
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[2,10]		1,062	1,049
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[2,10]		2,059	2,033
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[2,10]		4,024	4,018
Wind River CLO, Ltd., Series 2021-3A, Class A, (3-month USD-LIBOR + 1.15%) 6.40% 7/20/2033[2,3,10]		311	303
Wind River CLO, Ltd., Series 2022-1A, Class A, (3-month USD CME Term SOFR + 1.53%) 6.578% 7/20/2035[2,3,10]		10,000	9,809
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[10]		8,349	8,259
			3,618,833

Bonds & notes of governments & government agencies outside the U.S. 1.14%
Asian Development Bank 4.125% 9/27/2024		7,629	7,511
Asian Development Bank 1.50% 10/18/2024		15,979	15,223
Asian Development Bank 2.50% 11/2/2027		3,451	3,206
Asian Development Bank 2.75% 1/19/2028		3	3
Asian Development Bank 3.875% 9/28/2032		1,768	1,752
British Columbia (Province of) 4.20% 7/6/2033		42,709	42,653
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[2]		10,000	9,427
Colombia (Republic of) 7.50% 2/2/2034		17,480	17,138
CPPIB Capital, Inc. 0.50% 9/16/2024[2]		3,887	3,664
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 5.05% 3/11/2026[2,3]		6,621	6,769
CPPIB Capital, Inc. 0.875% 9/9/2026[2]		8,156	7,234
Development Bank of Japan, Inc. 1.75% 2/18/2025[2]		6,928	6,529
Development Bank of Japan, Inc. 1.25% 10/20/2026[2]		8,230	7,301
Development Bank of Japan, Inc. 1.75% 10/20/2031[2]		3,068	2,510
Dominican Republic 7.05% 2/3/2031[2]		4,690	4,683
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR	154,250	171,442
Greece (Hellenic Republic of) 1.50% 6/18/2030		77,550	73,631
Greece (Hellenic Republic of) 0.75% 6/18/2031		68,950	60,434
Greece (Hellenic Republic of) 4.25% 6/15/2033		176,100	201,373
Indonesia Asahan Aluminium (Persero) PT 5.71% 11/15/2023[2]	USD	2,050	2,042
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028		8,528	8,781
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028[2]		1,867	1,922
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030		8,000	7,764
Indonesia Asahan Aluminium (Persero) PT 6.757% 11/15/2048[2]		655	641
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050		3,000	2,650
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[2]		2,690	2,376
Inter-American Development Bank 4.50% 5/15/2026		11,746	11,716
Inter-American Development Bank 1.125% 7/20/2028		1	1
International Bank for Reconstruction and Development 1.625% 1/15/2025		4	4
International Bank for Reconstruction and Development 0.75% 3/11/2025		4,974	4,629
Japan Bank for International Cooperation 2.875% 4/14/2025		5,488	5,259
Japan Bank for International Cooperation 1.875% 4/15/2031		6,576	5,440
Kommuninvest i Sverige Aktiebolag 0.50% 7/5/2023[2]		10,129	10,129
OMERS Finance Trust 3.50% 4/19/2032[2]		3,470	3,184
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[2]		7,433	6,562
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[2]		4,279	4,001
Ontario Teachers’ Finance Trust 2.00% 4/16/2031[2]		6,787	5,642
Panama (Republic of) 3.75% 4/17/2026		27,844	27,415
Panama (Republic of) 3.362% 6/30/2031		24,791	21,339
Panama (Republic of) 2.252% 9/29/2032		11,340	8,694
Peru (Republic of) 2.783% 1/23/2031		18,960	16,255
PETRONAS Capital, Ltd. 3.50% 4/21/2030[2]		4,450	4,110
PETRONAS Capital, Ltd. 4.55% 4/21/2050[2]		5,695	5,236
PSP Capital, Inc. 1.625% 10/26/2028[2]		6,054	5,228
Russian Federation 1.85% 11/20/2032[4]	EUR	12,500	6,070

The Bond Fund of America	63

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Russian Federation 5.10% 3/28/2035[4]	USD	52,800	$22,176
Russian Federation 5.10% 3/28/2035[2,4]		800	336
Swedish Export Credit Corp. 3.625% 9/3/2024		4,489	4,389
United Mexican States 5.40% 2/9/2028		2,175	2,217
United Mexican States 4.875% 5/19/2033		390	373
United Mexican States 6.35% 2/9/2035		743	783
United Mexican States 5.00% 4/27/2051		5,100	4,435
United Mexican States 4.40% 2/12/2052		229	181
United Mexican States 6.338% 5/4/2053		7,175	7,327
United Mexican States 3.75% 4/19/2071		465	311
			862,101

Municipals 0.52%
California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		2,685	2,190

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 11/15/2045		745	740

Illinois 0.37%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029		14,400	14,387
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039		57,980	54,849
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040		5,770	5,500
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025		13,760	12,282
G.O. Bonds, Series 2020-A, 3.14% 10/1/2024		1,520	1,471
G.O. Bonds, Series 2020-A, 3.24% 10/1/2025		2,245	2,135
G.O. Bonds, Series 2013-B, 4.91% 4/1/2027		3,250	3,205
G.O. Bonds, Series 2019-A, 5.70% 4/1/2031		7,530	7,586
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		161,540	158,913
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 3/1/2024		1,905	1,905
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 3/1/2025		6,205	6,235
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035		5,285	5,520
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 5.01% 5/15/2050 (put 5/15/2025)[3]		6,275	6,286
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046		415	413
			280,687

Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 7/1/2046		345	344

Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 1/1/2033		435	432

Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 11/15/2035		1,020	1,009

Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044		430	428

64	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042	USD	205	$203

Michigan 0.01%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047		5,145	5,072

Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 1/1/2041		110	109
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045		1,490	1,481
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046		860	850
			2,440

Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038		345	342

Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 9/1/2045		225	224
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046		1,210	1,196
			1,420

New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029		4,400	4,731

New York 0.04%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 3/15/2034		39,115	30,802
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030		495	490
			31,292

Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		24,155	20,717

South Carolina 0.00%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036		325	323
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 7/1/2041		865	861
			1,184

Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045		460	455
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 7/1/2043		50	50
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045		770	765
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046		1,120	1,111
			2,381

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		8,155	6,012
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 8/1/2023		6,000	6,005
			12,017

The Bond Fund of America	65

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045	USD	385	$383

Wisconsin 0.04%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 9/1/2045		440	437
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046		775	764
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		28,510	26,754
			27,955

Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045		130	130

Total municipals			396,097

Federal agency bonds & notes 0.05%
Fannie Mae 1.625% 1/7/2025		7	7
Fannie Mae 0.875% 8/5/2030		2,563	2,061
Federal Farm Credit Banks 1.60% 7/13/2033		1,957	1,525
Freddie Mac 0.375% 9/23/2025		9,449	8,573
Industrial Bank of Korea 0.625% 9/17/2024		1,000	943
Korea Electric Power Corp. 4.00% 6/14/2027		3,931	3,800
Korea Gas Corp. 3.875% 2/12/2024		12,000	11,861
Korea National Oil Corp. 2.125% 4/18/2027		2,069	1,863
Korea National Oil Corp. 2.625% 4/18/2032		3,000	2,514
Sinopec Group Overseas Development (2018), Ltd. 1.45% 1/8/2026[2]		5,500	4,986
Tennessee Valley Authority 3.875% 3/15/2028		1,734	1,707
			39,840

Total bonds, notes & other debt instruments (cost: $77,194,872,000)			73,062,959

Common stocks 0.05%		Shares
Health care 0.05%
Rotech Healthcare, Inc.[5,8,14]		342,069	35,917

Consumer discretionary 0.00%
NMG Parent, LLC[5,14]		4,595	551
MYT Holding Co., Class B5,14		521,407	522
			1,073

Energy 0.00%
Constellation Oil Services Holding SA, Class B-1[5,14]		1,568,158	173

Total common stocks (cost: $16,909,000)			37,163

Preferred securities 0.01%
Financials 0.01%
CoBank, ACB, Class E, 6.422% noncumulative preferred shares[2]		6,250	5,000

Total preferred securities (cost: $5,820,000)			5,000

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[5,14]		18,410	250

Total rights & warrants (cost: $111,000)			250

66	The Bond Fund of America

Short-term securities 12.15%	Shares	Value (000)
Money market investments 12.15%
Capital Group Central Cash Fund 5.15%[15,16]	92,044,619	$9,205,382

Total short-term securities (cost: $9,202,869,000)		9,205,382
Total investment securities 108.66% (cost: $86,420,581,000)		82,310,754
Other assets less liabilities (8.66)%		(6,558,538)

Net assets 100.00%		$75,752,216

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
30 Day Federal Funds Futures	Long	1,143	July 2023	USD451,974	$166
30 Day Federal Funds Futures	Short	861	August 2023	(339,835)	132
30 Day Federal Funds Futures	Long	55	October 2023	21,695	(17)
30 Day Federal Funds Futures	Short	55	November 2023	(21,679)	37
3 Month SOFR Futures	Long	55,749	December 2023	13,184,639	(26,647)
3 Month SOFR Futures	Short	36,271	March 2024	(8,581,719)	3,051
3 Month SOFR Futures	Long	1,347	September 2024	320,721	(558)
2 Year U.S. Treasury Note Futures	Long	43,066	September 2023	8,757,202	(77,748)
5 Year U.S. Treasury Note Futures	Long	107,232	September 2023	11,483,877	(116,923)
10 Year Euro-Bund Futures	Short	2,801	September 2023	(408,770)	5,438
10 Year Japanese Government Bond Futures	Short	346	September 2023	(356,203)	(1,215)
10 Year U.S. Treasury Note Futures	Long	59,935	September 2023	6,728,641	(93,580)
10 Year Ultra U.S. Treasury Note Futures	Short	42,617	September 2023	(5,047,451)	52,498
20 Year U.S. Treasury Bond Futures	Short	7,685	September 2023	(975,275)	(2,340)
30 Year Ultra U.S. Treasury Bond Futures	Long	25,975	September 2023	3,538,282	33,581
					$(224,125)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
USD	30,263	MYR	138,319	BNP Paribas	7/7/2023	$460
EUR	23,875	USD	25,698	BNP Paribas	7/7/2023	363
EUR	6,701	USD	7,263	Bank of New York Mellon	7/7/2023	52
MYR	138,319	USD	30,103	HSBC Bank	7/7/2023	(301)
USD	34,054	EUR	31,524	Citibank	7/7/2023	(356)
MXN	1,102,820	USD	63,956	HSBC Bank	7/11/2023	330
USD	12,008	IDR	178,503,000	JPMorgan Chase	7/11/2023	143
IDR	178,503,000	USD	12,000	BNP Paribas	7/11/2023	(135)
JPY	1,752,700	USD	12,653	Bank of America	7/11/2023	(486)
USD	62,684	MXN	1,102,820	HSBC Bank	7/11/2023	(1,602)
USD	272,625	KRW	348,000,000	JPMorgan Chase	7/17/2023	8,318
USD	7,003	GBP	5,478	JPMorgan Chase	7/17/2023	45
USD	1,739	AUD	2,566	Bank of New York Mellon	7/17/2023	29
USD	7,546	GBP	5,995	Morgan Stanley	7/17/2023	(68)
USD	429,269	EUR	395,035	Citibank	7/17/2023	(2,178)
KRW	348,000,000	USD	273,908	HSBC Bank	7/17/2023	(9,602)
USD	63,296	AUD	93,470	Bank of New York Mellon	7/21/2023	990
USD	15,028	AUD	21,916	Standard Chartered Bank	7/21/2023	418
USD	3,505	AUD	5,150	Bank of America	7/21/2023	72
USD	8,367	EUR	7,650	Morgan Stanley	7/21/2023	10
USD	6,815	MXN	116,925	Bank of America	7/25/2023	20
USD	88,157	EUR	80,350	Bank of America	7/27/2023	352
JPY	5,124,500	USD	35,750	HSBC Bank	7/27/2023	(77)

The Bond Fund of America	67

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
USD	6,803	KRW	8,958,500	JPMorgan Chase	8/11/2023	$(11)
KRW	8,958,500	USD	6,916	Citibank	8/11/2023	(102)
USD	19,252	ILS	69,200	Citibank	8/28/2023	543
ILS	65,624	USD	17,687	HSBC Bank	8/28/2023	55
ILS	3,576	USD	959	HSBC Bank	8/28/2023	8
						$(2,710)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD456,892	$(1,530)	$—	$(1,530)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	669,408	(2,211)	—	(2,211)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	913,700	(3,046)	—	(3,046)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	171,500	(3,002)	—	(3,002)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	461,406	(7,950)	—	(7,950)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	498,594	(8,579)	—	(8,579)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	26,567	(474)	—	(474)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	125,900	(2,277)	—	(2,277)
3.177%	Annual	SOFR	Annual	2/28/2030	49,100	(1,595)	—	(1,595)
SOFR	Annual	3.2915%	Annual	1/12/2033	30,370	699	—	699
3.278%	Annual	SOFR	Annual	3/16/2043	26,359	(591)	—	(591)
SOFR	Annual	3.41%	Annual	7/28/2045	319,700	(1,420)	—	(1,420)
SOFR	Annual	3.044%	Annual	3/16/2053	19,472	563	—	563
						$(31,413)	$—	$(31,413)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional Amount (000)	Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD135,852	$(2,030)	$(1,678)	$(352)

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	[17]	Value at 6/30/2023 (000)	[18]	Upfront premium paid (000)	Unrealized appreciation at 6/30/2023 (000)
5.00%	Quarterly	CDX.NA.HY.40	6/20/2028	USD299,000		$8,278		$5,816	$2,462

68	The Bond Fund of America

Investments in affiliates16

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 12.15%
Money market investments 12.15%
Capital Group Central Cash Fund 5.15%[15]	$9,990,291	$22,117,823	$22,905,230	$ 1,537	$ 961	$9,205,382	$ 313,915

Restricted securities8

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[5,14]	9/26/2013	$12,646	$35,917		.05%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[5,10]	12/6/2022	6,580	6,563	.01
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,10]	12/6/2022	1,050	1,047	.00	[19]
Ste Transcore Holdings, Inc. 3.375% 5/5/2027	6/26/2023	2,872	2,848	.00	[19]
Total		$23,148	$46,375		.06%

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,840,913,000, which represented 12.99% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Value determined using significant unobservable inputs.
[6]	Amount less than one thousand.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $9,456,000, which represented .01% of the net assets of the fund.
[8]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $46,375,000, which represented .06% of the net assets of the fund.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Purchased on a TBA basis.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $490,068,000, which represented .65% of the net assets of the fund.
[13]	Index-linked bond whose principal amount moves with a government price index.
[14]	Security did not produce income during the last 12 months.
[15]	Rate represents the seven-day yield at 6/30/2023.
[16]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[19]	Amount less than .01%.

The Bond Fund of America	69

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

AUD = Australian dollars

Auth. = Authority

BBSW = Bank Bill Swap Rate

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

Econ. = Economic

EFFR = Effective Federal Funds Rate

EUR = Euros

Fac. = Facility

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

GBP = British pounds

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

ILS = Israeli shekels

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

PIK = Payment In Kind

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

70	The Bond Fund of America

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2023	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $77,217,712)	$73,105,372
Affiliated issuers (cost: $9,202,869)	9,205,382	$82,310,754
Cash		21,439
Unrealized appreciation on open forward currency contracts		12,208
Receivables for:
Sales of investments	10,980,859
Sales of fund’s shares	192,910
Dividends and interest	540,208
Variation margin on futures contracts	47,017
Variation margin on centrally cleared swap contracts	3,057
Other	1	11,764,052
		94,108,453
Liabilities:
Unrealized depreciation on open forward currency contracts		14,918
Payables for:
Purchases of investments	17,994,014
Repurchases of fund’s shares	289,936
Dividends on fund’s shares	5,962
Investment advisory services	12,782
Services provided by related parties	10,388
Trustees’ deferred compensation	675
Variation margin on futures contracts	24,074
Variation margin on centrally cleared swap contracts	2,983
Other	505	18,341,319
Net assets at June 30, 2023		$75,752,216

Net assets consist of:
Capital paid in on shares of beneficial interest		$87,407,385
Total accumulated loss		(11,655,169)
Net assets at June 30, 2023		$75,752,216

Refer to the notes to financial statements.

The Bond Fund of America	71

Financial statements (continued)

Statement of assets and liabilities
at June 30, 2023 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (6,681,606 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$24,490,969	2,160,187	$11.34
Class C	454,574	40,095	11.34
Class T	9	1	11.34
Class F-1	819,173	72,254	11.34
Class F-2	23,181,067	2,044,651	11.34
Class F-3	8,744,647	771,308	11.34
Class 529-A	1,172,419	103,411	11.34
Class 529-C	42,838	3,778	11.34
Class 529-E	33,249	2,933	11.34
Class 529-T	11	1	11.34
Class 529-F-1	9	1	11.34
Class 529-F-2	157,370	13,880	11.34
Class 529-F-3	9	1	11.34
Class R-1	38,508	3,396	11.34
Class R-2	317,580	28,012	11.34
Class R-2E	36,698	3,237	11.34
Class R-3	517,946	45,685	11.34
Class R-4	490,880	43,297	11.34
Class R-5E	167,971	14,816	11.34
Class R-5	285,677	25,198	11.34
Class R-6	14,800,612	1,305,464	11.34

Refer to the notes to financial statements.

72	The Bond Fund of America

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2023	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $239)	$1,182,765
Dividends (includes $313,915 from affiliates)	314,088	$1,496,853
Fees and expenses*:
Investment advisory services	72,294
Distribution services	38,839
Transfer agent services	30,513
Administrative services	11,199
529 plan services	418
Reports to shareholders	1,217
Registration statement and prospectus	1,409
Trustees’ compensation	98
Auditing and legal	30
Custodian	130
Other	72	156,219
Net investment income		1,340,634

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $114):
Unaffiliated issuers	(1,630,661)
Affiliated issuers	1,537
Futures contracts	(538,645)
Forward currency contracts	14,463
Swap contracts	162,144
Currency transactions	(1,080)	(1,992,242)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,994,730
Affiliated issuers	961
Futures contracts	(173,557)
Forward currency contracts	(27,463)
Swap contracts	(195,851)
Currency translations	(66)	1,598,754
Net realized loss and unrealized appreciation		(393,488)

Net increase in net assets resulting from operations		$947,146

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

The Bond Fund of America	73

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income	$1,340,634	$1,976,697
Net realized loss	(1,992,242)	(5,079,909)
Net unrealized appreciation (depreciation)	1,598,754	(6,961,755)
Net increase (decrease) in net assets resulting from operations	947,146	(10,064,967)

Distributions paid or accrued to shareholders	(1,314,148)	(2,071,532)

Net capital share transactions	4,957,887	3,731,382

Total increase (decrease) in net assets	4,590,885	(8,405,117)

Net assets:
Beginning of period	71,161,331	79,566,448
End of period	$75,752,216	$71,161,331

*	Unaudited.

Refer to the notes to financial statements.

74	The Bond Fund of America

Notes to financial statements	unaudited

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

The Bond Fund of America	75

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

76	The Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$23,916,929	—	*	$23,916,929
Mortgage-backed obligations	—	23,874,602	9,370		23,883,972
U.S. Treasury bonds & notes	—	20,345,187	—		20,345,187
Asset-backed obligations	—	3,561,453	57,380		3,618,833
Bonds & notes of governments & government agencies outside the U.S.	—	862,101	—		862,101
Municipals	—	396,097	—		396,097
Federal agency bonds & notes	—	39,840	—		39,840
Common stocks	—	—	37,163		37,163
Preferred securities	—	5,000	—		5,000
Rights & warrants	—	—	250		250
Short-term securities	9,205,382	—	—		9,205,382
Total	$9,205,382	$73,001,209	$104,163		$82,310,754

Refer to the next page for footnotes.

The Bond Fund of America	77

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$94,903	$—	$—	$94,903
Unrealized appreciation on open forward currency contracts	—	12,208	—	12,208
Unrealized appreciation on centrally cleared interest rate swaps	—	1,262	—	1,262
Unrealized appreciation on centrally cleared credit default swaps	—	2,462	—	2,462
Liabilities:
Unrealized depreciation on futures contracts	(319,028)	—	—	(319,028)
Unrealized depreciation on open forward currency contracts	—	(14,918)	—	(14,918)
Unrealized depreciation on centrally cleared interest rate swaps	—	(32,675)	—	(32,675)
Unrealized depreciation on centrally cleared credit default swaps	—	(352)	—	(352)
Total	$(224,125)	$(32,013)	$—	$(256,138)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

78	The Bond Fund of America

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

The Bond Fund of America	79

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $37,066,410,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

80	The Bond Fund of America

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $631,624,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $3,491,884,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund,

The Bond Fund of America	81

as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $804,631,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$94,903	Unrealized depreciation*	$319,028
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	12,208	Unrealized depreciation on open forward currency contracts	14,918
Swap (centrally cleared)	Interest	Unrealized appreciation*	1,262	Unrealized depreciation*	32,675
Swap (centrally cleared)	Credit	Unrealized appreciation*	2,462	Unrealized depreciation*	352
			$110,835		$366,973

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(538,645)	Net unrealized depreciation on futures contracts	$(173,557)
Forward currency	Currency	Net realized gain on forward currency contracts	14,463	Net unrealized depreciation on forward currency contracts	(27,463)
Swap	Interest	Net realized gain on swap contracts	201,562	Net unrealized depreciation on swap contracts	(207,347)
Swap	Credit	Net realized loss on swap contracts	(39,418)	Net unrealized appreciation on swap contracts	11,496
			$(362,038)		$(396,871)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

82	The Bond Fund of America

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2023, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$444	$(444)	$—	$—	$—
Bank of New York Mellon	1,071	—	(1,071)	—	—
BNP Paribas	823	(135)	—	—	688
Citibank	543	(543)	—	—	—
HSBC Bank	393	(393)	—	—	—
JPMorgan Chase	8,506	(11)	—	—	8,495
Morgan Stanley	10	(10)	—	—	—
Standard Chartered Bank	418	—	—	—	418
Total	$12,208	$(1,536)	$(1,071)	$—	$9,601
Liabilities:
Bank of America	$486	$(444)	$(9)	$—	$33
BNP Paribas	135	(135)	—	—	—
Citibank	2,636	(543)	(1,074)	—	1,019
HSBC Bank	11,582	(393)	(11,189)	—	—
JPMorgan Chase	11	(11)	—	—	—
Morgan Stanley	68	(10)	(32)	—	26
Total	$14,918	$(1,536)	$(12,304)	$—	$1,078

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The Bond Fund of America	83

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$173,846
Late year ordinary loss deferral[1]	(7,242)
Capital loss carryforward[2]	(5,473,938)

[1]	This deferral is considered incurred in the subsequent year.
[2]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Utilization of capital losses may be limited in current and future years due to IRC Section 382. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of June 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$251,691
Gross unrealized depreciation on investments	(4,680,267)
Net unrealized depreciation on investments	(4,428,576)
Cost of investments	86,479,054

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2023					Year ended December 31, 2022
Share class	Ordinary income[3]		Long-term capital gains	Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$404,964		$—	$404,964		$672,348		$32,609		$704,957
Class C	6,074		—	6,074		10,275		705		10,980
Class T	—	[4]	—	—	[4]	—	[4]	—	[4]	—	[4]
Class F-1	13,339		—	13,339		21,766		1,065		22,831
Class F-2	391,900		—	391,900		543,800		23,306		567,106
Class F-3	156,499		—	156,499		217,380		8,833		226,213
Class 529-A	19,061		—	19,061		32,109		1,605		33,714
Class 529-C	546		—	546		951		69		1,020
Class 529-E	523		—	523		906		49		955
Class 529-T	—	[4]	—	—	[4]	—	[4]	—	[4]	—	[4]
Class 529-F-1	—	[4]	—	—	[4]	—	[4]	—	[4]	—	[4]
Class 529-F-2	2,745		—	2,745		4,426		198		4,624
Class 529-F-3	—	[4]	—	—	[4]	—	[4]	—	[4]	—	[4]
Class R-1	487		—	487		701		47		748
Class R-2	4,151		—	4,151		6,235		428		6,663
Class R-2E	517		—	517		795		47		842
Class R-3	7,914		—	7,914		12,926		711		13,637
Class R-4	8,222		—	8,222		13,148		632		13,780
Class R-5E	2,933		—	2,933		4,159		188		4,347
Class R-5	5,180		—	5,180		8,984		395		9,379
Class R-6	289,093		—	289,093		431,640		18,096		449,736
Total	$1,314,148		$—	$1,314,148		$1,982,549		$88,983		$2,071,532

[3]	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2023.
[4]	Amount less than one thousand.

84	The Bond Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.105% on such assets in excess of $76 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the six months ended June 30, 2023, the investment advisory services fees were $72,294,000, which were equivalent to an annualized rate of 0.194% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2023, unreimbursed expenses subject to reimbursement totaled $5,637,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by

The Bond Fund of America	85

Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2023, the 529 plan services fees were $418,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

For the six months ended June 30, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$30,474	$15,675		$3,657		Not applicable
Class C	2,333	303		71		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	985	639		121		Not applicable
Class F-2	Not applicable	11,600		3,259		Not applicable
Class F-3	Not applicable	50		1,266		Not applicable
Class 529-A	1,351	703		174		$349
Class 529-C	217	27		6		13
Class 529-E	85	8		5		10
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	7		23		46
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	186	18		6		Not applicable
Class R-2	1,193	541		48		Not applicable
Class R-2E	107	36		5		Not applicable
Class R-3	1,296	383		78		Not applicable
Class R-4	612	237		73		Not applicable
Class R-5E	Not applicable	120		25		Not applicable
Class R-5	Not applicable	73		43		Not applicable
Class R-6	Not applicable	93		2,339		Not applicable
Total class-specific expenses	$38,839	$30,513		$11,199		$418

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $98,000 in the fund’s statement of operations reflects $84,000 in current fees (either paid in cash or deferred) and a net increase of $14,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

86	The Bond Fund of America

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Issued in connection with the merger of Capital Group Core Bond Fund		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class A	$1,824,320	158,190			$399,985		34,738		$(1,724,493)	(149,642)	$499,812	43,286
Class C	43,637	3,783			5,981		519		(80,593)	(6,985)	(30,975)	(2,683)
Class T	—	—			—		—		—	—	—	—
Class F-1	100,025	8,668			12,953		1,125		(85,991)	(7,473)	26,987	2,320
Class F-2	5,802,117	503,549			380,748		33,076		(2,851,574)	(248,058)	3,331,291	288,567
Class F-3	1,842,679	159,562			155,281		13,489		(1,071,258)	(93,053)	926,702	79,998
Class 529-A	98,598	8,556			19,001		1,650		(97,153)	(8,421)	20,446	1,785
Class 529-C	7,279	631			543		47		(9,677)	(839)	(1,855)	(161)
Class 529-E	2,552	222			519		45		(4,187)	(363)	(1,116)	(96)
Class 529-T	—	—			—	†	—	†	—	—	— †	—	†
Class 529-F-1	—	—			—	†	—	†	—	—	— †	—	†
Class 529-F-2	21,084	1,832			2,736		237		(12,595)	(1,091)	11,225	978
Class 529-F-3	—	—			—	†	—	†	—	—	— †	—	†
Class R-1	4,032	351			486		42		(2,551)	(222)	1,967	171
Class R-2	37,316	3,239			4,122		358		(41,439)	(3,593)	(1)	4
Class R-2E	5,807	505			516		45		(3,833)	(333)	2,490	217
Class R-3	67,712	5,871			7,849		682		(73,795)	(6,401)	1,766	152
Class R-4	78,522	6,806			8,133		706		(69,771)	(6,057)	16,884	1,455
Class R-5E	32,761	2,834			2,927		255		(16,756)	(1,460)	18,932	1,629
Class R-5	25,562	2,221			5,157		448		(27,013)	(2,343)	3,706	326
Class R-6	1,935,777	167,826			287,818		25,000		(2,093,969)	(183,177)	129,626	9,649
Total net increase (decrease)	$11,929,780	1,034,646			$1,294,755		112,462		$(8,266,648)	(719,511)	$4,957,887	427,597

Refer to the end of the table for footnotes.

The Bond Fund of America	87

	Sales*		Issued in connection with the merger of Capital Group Core Bond Fund		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2022

Class A	$2,802,059	232,234	$—	—	$697,441		58,445		$(5,156,600)	(430,054)	$(1,657,100)	(139,375)
Class C	82,137	6,785	—	—	10,896		913		(223,685)	(18,505)	(130,652)	(10,807)
Class T	—	—	—	—	—		—		—	—	—	—
Class F-1	216,444	18,247	—	—	22,239		1,864		(307,581)	(25,703)	(68,898)	(5,592)
Class F-2	10,281,657	859,458	—	—	553,366		46,464		(8,286,236)	(689,855)	2,548,787	216,067
Class F-3	3,206,936	266,296	482,759	41,769	224,558		18,863		(2,734,209)	(228,377)	1,180,044	98,551
Class 529-A	141,506	11,670	—	—	33,719		2,824		(277,394)	(22,939)	(102,169)	(8,445)
Class 529-C	11,658	963	—	—	1,020		86		(28,197)	(2,329)	(15,519)	(1,280)
Class 529-E	4,040	332	—	—	952		80		(10,044)	(832)	(5,052)	(420)
Class 529-T	—	—	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	29,657	2,451	—	—	4,607		386		(37,653)	(3,121)	(3,389)	(284)
Class 529-F-3	—	—	—	—	—	†	—	†	—	—	— †	— †
Class R-1	9,092	751	—	—	747		63		(8,541)	(710)	1,298	104
Class R-2	68,487	5,664	—	—	6,621		557		(107,121)	(8,786)	(32,013)	(2,565)
Class R-2E	10,645	871	—	—	837		70		(15,116)	(1,235)	(3,634)	(294)
Class R-3	111,908	9,205	—	—	13,530		1,135		(183,591)	(15,098)	(58,153)	(4,758)
Class R-4	121,051	9,950	—	—	13,746		1,152		(160,515)	(13,225)	(25,718)	(2,123)
Class R-5E	41,924	3,473	—	—	4,337		364		(31,125)	(2,577)	15,136	1,260
Class R-5	64,785	5,386	—	—	9,381		786		(110,546)	(9,151)	(36,380)	(2,979)
Class R-6	3,963,031	325,394	—	—	448,352		37,633		(2,286,589)	(190,475)	2,124,794	172,552
Total net increase (decrease)	$21,167,017	1,759,130	$482,759	41,769	$2,046,349		171,685		$(19,964,743)	(1,662,972)	$3,731,382	309,612

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $159,164,640,000 and $153,384,558,000, respectively, during the six months ended June 30, 2023.

88	The Bond Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
6/30/2023[5,6]	$11.38	$.19	$(.04)	$.15	$(.19)	$—	$(.19)	$11.34	1.30%[7]	$24,491		.61%[8]		.61%[8]		3.39%[8]
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31)	(.02)	(.33)	11.38	(12.68)	24,087		.58		.58		2.54
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.95)	30,201		.55		.55		1.36
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.71	29,570		.57		.57		1.59
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.02	23,197		.60		.60		2.35
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	19,352		.60		.60		2.37
Class C:
6/30/2023[5,6]	11.38	.15	(.04)	.11	(.15)	—	(.15)	11.34	.93 [7]	454		1.35	[8]	1.35	[8]	2.64	[8]
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.33)	487		1.33		1.33		1.78
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.68)	717		1.29		1.29		.60
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.90	848		1.31		1.31		.87
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.20	786		1.36		1.36		1.60
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.91)	825		1.39		1.39		1.58
Class T:
6/30/2023[5,6]	11.38	.21	(.04)	.17	(.21)	—	(.21)	11.34	1.47 [7,9]	—	[10]	.25	[8,9]	.25	[8,9]	3.75	[8,9]
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.47)[9]	—	[10]	.33	[9]	.33	[9]	2.78	[9]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.74)[9]	—	[10]	.33	[9]	.33	[9]	1.55	[9]
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.98 [9]	—	[10]	.34	[9]	.34	[9]	1.81	[9]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.24 [9]	—	[10]	.37	[9]	.37	[9]	2.56	[9]
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09 [9]	—	[10]	.39	[9]	.39	[9]	2.58	[9]
Class F-1:
6/30/2023[5,6]	11.38	.19	(.04)	.15	(.19)	—	(.19)	11.34	1.29 [7]	819		.63	[8]	.63	[8]	3.37	[8]
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30)	(.02)	(.32)	11.38	(12.71)	796		.61		.61		2.51
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,011		.59		.59		1.30
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.68	1,315		.60		.60		1.55
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	7.97	977		.64		.64		2.31
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.18)	745		.66		.66		2.32
Class F-2:
6/30/2023[5,6]	11.38	.21	(.04)	.17	(.21)	—	(.21)	11.34	1.44 [7]	23,181		.34	[8]	.34	[8]	3.68	[8]
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.46)	19,982		.33		.33		2.81
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.71)	20,613		.31		.31		1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.99	16,494		.32		.32		1.81
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.28	9,415		.35		.35		2.59
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.14	5,728		.34		.34		2.65
Class F-3:
6/30/2023[5,6]	11.38	.21	(.04)	.17	(.21)	—	(.21)	11.34	1.49 [7]	8,745		.23	[8]	.23	[8]	3.78	[8]
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.36)	7,866		.22		.22		2.92
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	7,934		.20		.20		1.72
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.10	4,465		.21		.21		1.90
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	2,212		.25		.24		2.70
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.21	1,483		.27		.27		2.70
Class 529-A:
6/30/2023[5,6]	11.38	.19	(.04)	.15	(.19)	—	(.19)	11.34	1.28 [7]	1,172		.65	[8]	.65	[8]	3.36	[8]
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30)	(.02)	(.32)	11.38	(12.71)	1,156		.62		.62		2.51
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,473		.59		.59		1.31
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.67	1,526		.61		.61		1.54
12/31/2019	12.57	.30	.69	.99	(.29)	(.18)	(.47)	13.09	7.95	1,174		.66		.66		2.29
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.21)	1,003		.69		.69		2.29

Refer to the end of the table for footnotes.

The Bond Fund of America	89

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
6/30/2023[5,6]	$11.38	$.14	$(.04)	$.10	$(.14)	$—	$(.14)	$11.34	.90%[7]	$43		1.41%[8]		1.41%[8]		2.58%[8]
12/31/2022	13.39	.21	(1.99)	(1.78)	(.21)	(.02)	(.23)	11.38	(13.38)	45		1.38		1.38		1.72
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.73)	70		1.34		1.34		.56
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.85	89		1.36		1.36		.90
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.16	180		1.40		1.40		1.56
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.94)	191		1.43		1.43		1.55
Class 529-E:
6/30/2023[5,6]	11.38	.18	(.04)	.14	(.18)	—	(.18)	11.34	1.19 [7]	33		.84	[8]	.84	[8]	3.16	[8]
12/31/2022	13.39	.28	(1.99)	(1.71)	(.28)	(.02)	(.30)	11.38	(12.88)	34		.81		.81		2.30
12/31/2021	13.79	.15	(.31)	(.16)	(.16)	(.08)	(.24)	13.39	(1.19)	46		.79		.79		1.11
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.46	53		.80		.80		1.37
12/31/2019	12.57	.28	.69	.97	(.27)	(.18)	(.45)	13.09	7.75	46		.85		.85		2.11
12/31/2018	12.89	.27	(.32)	(.05)	(.27)	—	(.27)	12.57	(.40)	43		.88		.88		2.10
Class 529-T:
6/30/2023[5,6]	11.38	.21	(.04)	.17	(.21)	—	(.21)	11.34	1.45 [7,9]	—	[10]	.32	[8,9]	.32	[8,9]	3.68	[8,9]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.51)[9]	—	[10]	.38	[9]	.38	[9]	2.74	[9]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.78)[9]	—	[10]	.37	[9]	.37	[9]	1.52	[9]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.91 [9]	—	[10]	.39	[9]	.39	[9]	1.77	[9]
12/31/2019	12.57	.33	.69	1.02	(.32)	(.18)	(.50)	13.09	8.20 [9]	—	[10]	.42	[9]	.42	[9]	2.51	[9]
12/31/2018	12.89	.32	(.32)	— [11]	(.32)	—	(.32)	12.57	.04 [9]	—	[10]	.44	[9]	.44	[9]	2.54	[9]
Class 529-F-1:
6/30/2023[5,6]	11.38	.20	(.04)	.16	(.20)	—	(.20)	11.34	1.38 [7,9]	—	[10]	.44	[8,9]	.44	[8,9]	3.56	[8,9]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.53)[9]	—	[10]	.40	[9]	.40	[9]	2.71	[9]
12/31/2021	13.79	.20	(.31)	(.11)	(.21)	(.08)	(.29)	13.39	(.82)[9]	—	[10]	.41	[9]	.41	[9]	1.48	[9]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.92 [9]	—	[10]	.38	[9]	.38	[9]	1.87	[9]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.20	128		.42		.42		2.53
12/31/2018	12.89	.32	(.32)	— [11]	(.32)	—	(.32)	12.57	.03	102		.44		.44		2.54
Class 529-F-2:
6/30/2023[5,6]	11.38	.21	(.04)	.17	(.21)	—	(.21)	11.34	1.46 [7]	157		.30	[8]	.30	[8]	3.71	[8]
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.45)	147		.32		.32		2.81
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.73)	177		.33		.33		1.58
12/31/2020[5,12]	14.00	.03	.24	.27	(.04)	(.44)	(.48)	13.79	1.88 [7]	166		.06	[7]	.06	[7]	.24	[7]
Class 529-F-3:
6/30/2023[5,6]	11.38	.21	(.04)	.17	(.21)	—	(.21)	11.34	1.46 [7]	—	[10]	.29	[8]	.29	[8]	3.71	[8]
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.42)	—	[10]	.27		.27		2.85
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.69)	—	[10]	.27		.27		1.62
12/31/2020[5,12]	14.00	.04	.23	.27	(.04)	(.44)	(.48)	13.79	1.90 [7]	—	[10]	.08	[7]	.04	[7]	.25	[7]
Class R-1:
6/30/2023[5,6]	11.38	.15	(.04)	.11	(.15)	—	(.15)	11.34	.95 [7]	38		1.32	[8]	1.32	[8]	2.68	[8]
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.31)	37		1.31		1.31		1.83
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	42		1.29		1.29		.62
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.88	39		1.33		1.33		.85
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.21	39		1.35		1.35		1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.89)	30		1.37		1.37		1.60

Refer to the end of the table for footnotes.

90	The Bond Fund of America

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
6/30/2023[5,6]	$11.38	$.15	$(.04)	$.11	$(.15)	$—	$(.15)	$11.34	.95%[7]	$318	1.32%[8]		1.32%[8]		2.68%[8]
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.33)	319	1.33		1.33		1.79
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	409	1.30		1.30		.60
12/31/2020	13.09	.12	1.18	1.30	(.16)	(.44)	(.60)	13.79	9.91	468	1.30		1.30		.87
12/31/2019	12.57	.22	.69	.91	(.21)	(.18)	(.39)	13.09	7.22	410	1.34		1.34		1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.88)	400	1.36		1.36		1.61
Class R-2E:
6/30/2023[5,6]	11.38	.17	(.04)	.13	(.17)	—	(.17)	11.34	1.09 [7]	37	1.03	[8]	1.03	[8]	2.98	[8]
12/31/2022	13.39	.25	(1.99)	(1.74)	(.25)	(.02)	(.27)	11.38	(13.07)	34	1.03		1.03		2.09
12/31/2021	13.79	.12	(.31)	(.19)	(.13)	(.08)	(.21)	13.39	(1.40)	44	1.00		1.00		.90
12/31/2020	13.09	.16	1.18	1.34	(.20)	(.44)	(.64)	13.79	10.22	46	1.02		1.02		1.14
12/31/2019	12.57	.25	.69	.94	(.24)	(.18)	(.42)	13.09	7.53	33	1.05		1.05		1.90
12/31/2018	12.89	.24	(.32)	(.08)	(.24)	—	(.24)	12.57	(.59)	26	1.07		1.07		1.92
Class R-3:
6/30/2023[5,6]	11.38	.17	(.04)	.13	(.17)	—	(.17)	11.34	1.17 [7]	518	.88	[8]	.88	[8]	3.12	[8]
12/31/2022	13.39	.27	(1.99)	(1.72)	(.27)	(.02)	(.29)	11.38	(12.93)	518	.87		.87		2.25
12/31/2021	13.79	.14	(.31)	(.17)	(.15)	(.08)	(.23)	13.39	(1.25)	673	.85		.85		1.05
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.40	743	.86		.86		1.31
12/31/2019	12.57	.27	.69	.96	(.26)	(.18)	(.44)	13.09	7.70	633	.89		.89		2.06
12/31/2018	12.89	.26	(.32)	(.06)	(.26)	—	(.26)	12.57	(.43)	582	.91		.91		2.06
Class R-4:
6/30/2023[5,6]	11.38	.19	(.04)	.15	(.19)	—	(.19)	11.34	1.32 [7]	491	.58	[8]	.58	[8]	3.43	[8]
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31)	(.02)	(.33)	11.38	(12.67)	476	.57		.57		2.55
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.94)	588	.54		.54		1.35
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.73	688	.55		.55		1.61
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.03	567	.59		.59		2.37
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	518	.61		.61		2.37
Class R-5E:
6/30/2023[5,6]	11.38	.20	(.04)	.16	(.20)	—	(.20)	11.34	1.42 [7]	168	.38	[8]	.38	[8]	3.64	[8]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.50)	150	.37		.37		2.77
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.75)	160	.34		.34		1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.95	88	.35		.35		1.78
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.25	43	.37		.37		2.53
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09	8	.40		.40		2.63
Class R-5:
6/30/2023[5,6]	11.38	.21	(.04)	.17	(.21)	—	(.21)	11.34	1.47 [7]	286	.28	[8]	.28	[8]	3.72	[8]
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.40)	283	.27		.27		2.85
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.65)	373	.25		.25		1.69
12/31/2020	13.09	.26	1.18	1.44	(.30)	(.44)	(.74)	13.79	11.06	192	.26		.26		1.91
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.35	173	.29		.29		2.67
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.17	163	.31		.31		2.67
Class R-6:
6/30/2023[5,6]	11.38	.21	(.04)	.17	(.21)	—	(.21)	11.34	1.49 [7]	14,801	.23	[8]	.23	[8]	3.78	[8]
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.36)	14,744	.22		.22		2.93
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	15,035	.20		.20		1.71
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.11	13,449	.21		.21		1.95
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	10,434	.24		.24		2.72
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.22	8,116	.26		.26		2.73

Refer to the end of the table for footnotes.

The Bond Fund of America	91

Financial highlights (continued)

	Six months ended June 30, 2023[5,6,7]	Year ended December 31,
Portfolio turnover rate for all share classes[13,14]		2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	57%	74%	74%	113%	127%	121%
Including mortgage dollar roll transactions	248%	412%	368%	535%	286%	356%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Amount less than $.01.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

Refer to the notes to financial statements.

92	The Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2023, through June 30, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Bond Fund of America	93

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,013.02	$3.04	.61%
Class A – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class C – actual return	1,000.00	1,009.33	6.73	1.35
Class C – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class T – actual return	1,000.00	1,014.74	1.25	.25
Class T – assumed 5% return	1,000.00	1,023.55	1.25	.25
Class F-1 – actual return	1,000.00	1,012.91	3.14	.63
Class F-1 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class F-2 – actual return	1,000.00	1,014.36	1.70	.34
Class F-2 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class F-3 – actual return	1,000.00	1,014.91	1.15	.23
Class F-3 – assumed 5% return	1,000.00	1,023.65	1.15	.23
Class 529-A – actual return	1,000.00	1,012.83	3.24	.65
Class 529-A – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 529-C – actual return	1,000.00	1,008.99	7.02	1.41
Class 529-C – assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class 529-E – actual return	1,000.00	1,011.86	4.19	.84
Class 529-E – assumed 5% return	1,000.00	1,020.63	4.21	.84
Class 529-T – actual return	1,000.00	1,014.45	1.60	.32
Class 529-T – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class 529-F-1 – actual return	1,000.00	1,013.81	2.20	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-F-2 – actual return	1,000.00	1,014.56	1.50	.30
Class 529-F-2 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 529-F-3 – actual return	1,000.00	1,014.57	1.45	.29
Class 529-F-3 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class R-1 – actual return	1,000.00	1,009.45	6.58	1.32
Class R-1 – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class R-2 – actual return	1,000.00	1,009.45	6.58	1.32
Class R-2 – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class R-2E – actual return	1,000.00	1,010.90	5.14	1.03
Class R-2E – assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class R-3 – actual return	1,000.00	1,011.68	4.39	.88
Class R-3 – assumed 5% return	1,000.00	1,020.43	4.41	.88
Class R-4 – actual return	1,000.00	1,013.18	2.90	.58
Class R-4 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class R-5E – actual return	1,000.00	1,014.18	1.90	.38
Class R-5E – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class R-5 – actual return	1,000.00	1,014.67	1.40	.28
Class R-5 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class R-6 – actual return	1,000.00	1,014.91	1.15	.23
Class R-6 – assumed 5% return	1,000.00	1,023.65	1.15	.23

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

94	The Bond Fund of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

The Bond Fund of America	95

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

96	The Bond Fund of America

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98	The Bond Fund of America

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The Bond Fund of America	99

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100	The Bond Fund of America

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov or our website.

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2023

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: August 31, 2023